UBS RELATIONSHIP FUNDS


UBS GLOBAL SECURITIES RELATIONSHIP FUND

UBS U.S. EQUITY RELATIONSHIP FUND

UBS U.S. LARGE CAP EQUITY RELATIONSHIP FUND

UBS U.S. VALUE EQUITY RELATIONSHIP FUND

UBS U.S. SMALL CAP EQUITY RELATIONSHIP FUND

UBS INTERNATIONAL EQUITY RELATIONSHIP FUND

UBS EMERGING MARKETS EQUITY RELATIONSHIP FUND

UBS U.S. CASH MANAGEMENT PRIME RELATIONSHIP FUND

UBS SHORT-TERM RELATIONSHIP FUND

UBS U.S. BOND RELATIONSHIP FUND

UBS HIGH YIELD RELATIONSHIP FUND

UBS EMERGING MARKETS DEBT RELATIONSHIP FUND

UBS U.S. SECURITIZED MORTGAGE RELATIONSHIP FUND


SEMI-ANNUAL REPORT

JUNE 30, 2002

TABLE OF CONTENTS

Performance and Schedule of Investments
   UBS Global Securities Relationship Fund                     2
   UBS U.S. Equity Relationship Fund                          13
   UBS U.S. Large Cap Equity Relationship Fund                16
   UBS U.S. Value Equity Relationship Fund                    19
   UBS U.S. Small Cap Equity Relationship Fund                22
   UBS International Equity Relationship Fund                 25
   UBS Emerging Markets Equity Relationship Fund              30
   UBS U.S. Cash Management Prime Relationship Fund           35
   UBS Short-Term Relationship Fund                           36
   UBS U.S. Bond Relationship Fund                            38
   UBS High Yield Relationship Fund                           43
   UBS Emerging Markets Debt Relationship Fund                49
   UBS U.S. Securitized Mortgage Relationship Fund            54

Statements of Assets and Liabilities                          58

Statements of Operations                                      60

Statements of Changes in Net Assets                           62

Financial Highlights                                          68

Notes to Financial Statements                                 75

Trustee Information                                           81

Special Meeting of Shareholders                               85

UBS GLOBAL SECURITIES RELATIONSHIP FUND

TOTAL RETURN

                                              6 MONTHS     1 YEAR      3 YEARS     5 YEARS   ANNUALIZED
                                                ENDED       ENDED       ENDED       ENDED   4/30/95* TO
                                               6/30/02     6/30/02     6/30/02     6/30/02    6/30/02
-------------------------------------------------------------------------------------------------------
UBS GLOBAL SECURITIES RELATIONSHIP FUND          2.43%       5.98%       4.12%      5.37%      9.47%
-------------------------------------------------------------------------------------------------------
GSMI Relationship Fund Index**                  -3.39       -5.81       -2.51       3.35       7.53
-------------------------------------------------------------------------------------------------------
MSCI World Equity (Free) Index                  -8.68      -15.00       -8.64       0.70       6.05
-------------------------------------------------------------------------------------------------------
Salomon Smith Barney World Government
Bond Index                                       9.85       13.96        4.45       4.36       4.11
-------------------------------------------------------------------------------------------------------

*  PERFORMANCE INCEPTION DATE OF UBS GLOBAL SECURITIES RELATIONSHIP FUND.

** AN UNMANAGED INDEX COMPILED BY THE ADVISOR, CONSTRUCTED AS FOLLOWS: 40%
   WILSHIRE 5000 INDEX; 22% MSCI WORLD EX USA (FREE) INDEX; 21% SALOMON SMITH BARNEY BIG BOND INDEX; 9% SALOMON NON-U.S. GOVERNMENT BOND INDEX (UNHEDGED); 2% JPMORGAN EMBI GLOBAL; 3% MSCI EMERGING MARKETS FREE INDEX; AND 3% MERRILL LYNCH HIGH YIELD MASTER INDEX.

ALL TOTAL RETURNS OVER 1 YEAR ARE AVERAGE ANNUALIZED RETURNS.

ILLUSTRATION OF AN ASSUMED INVESTMENT OF $100,000

This chart shows the growth in the value of an investment in UBS Global Securities Relationship Fund, GSMI Relationship Fund Index, MSCI World Equity
(Free) Index and Salomon Smith Barney World Government Bond Index if you had invested $100,000 on April 30, 1995. Past performance is no guarantee of future results. Share price and return will vary with market conditions; investors may realize a gain or loss upon redemption.

[CHART]

UBS GLOBAL SECURITIES RELATIONSHIP FUND VS. GSMI RELATIONSHIP FUND INDEX, MSCI WORLD EQUITY (FREE) INDEX, AND SALOMON SMITH BARNEY WORLD GOVERNMENT BOND INDEX+

        UBS GLOBAL                    GSMI RELATIONSHIP   MSCI WORLD EQUITY    SALOMON SMITH BARNEY
        SECURITIES RELATIONSHIP FUND  FUND INDEX          (FREE) INDEX         WORLD GOVERNMENT BOND INDEX
 4/30/95                    $100,000           $100,000            $100,000                       $100,000
 5/31/95                    $103,327           $102,509            $100,902                       $102,820
 6/30/95                    $104,439           $104,072            $100,869                       $103,427
 7/31/95                    $106,942           $107,314            $105,919                       $103,675
 8/31/95                    $108,458           $106,938            $103,555                       $100,108
 9/30/95                    $110,483           $109,800            $106,614                       $102,341
10/31/95                    $111,333           $109,109            $104,958                       $103,098
11/30/95                    $114,689           $112,375            $108,616                       $104,263
12/31/95                    $117,169           $114,450            $111,804                       $105,358
 1/31/96                    $119,499           $116,097            $113,894                       $104,062
 2/29/96                    $119,014           $116,839            $114,587                       $103,531
 3/31/96                    $120,123           $117,776            $116,489                       $103,386
 4/30/96                    $121,860           $119,668            $119,226                       $102,973
 5/31/96                    $122,513           $120,971            $119,321                       $102,993
 6/30/96                    $123,345           $120,956            $119,957                       $103,807
 7/31/96                    $121,479           $117,445            $115,718                       $105,800
 8/31/96                    $123,345           $119,475            $117,086                       $106,213
 9/30/96                    $127,331           $123,619            $121,677                       $106,648
10/31/96                    $129,524           $124,854            $122,515                       $108,643
11/30/96                    $134,752           $130,105            $129,421                       $110,077
12/31/96                    $134,788           $128,946            $127,365                       $109,185
 1/31/97                    $136,535           $130,834            $128,926                       $106,270
 2/28/97                    $137,807           $131,449            $130,395                       $105,473
 3/31/97                    $135,713           $128,559            $127,786                       $104,671
 4/30/97                    $137,315           $131,162            $131,977                       $103,750
 5/31/97                    $143,170           $137,793            $140,144                       $106,572
 6/30/97                    $147,309           $142,726            $147,116                       $107,840
 7/31/97                    $152,244           $148,405            $153,906                       $106,999
 8/31/97                    $148,346           $142,964            $143,490                       $106,935
 9/30/97                    $153,248           $149,159            $151,291                       $109,213
10/31/97                    $148,553           $144,348            $143,349                       $111,484
11/30/97                    $148,774           $145,637            $145,856                       $109,779
12/31/97                    $150,625           $147,387            $147,639                       $109,449
 1/31/98                    $152,365           $149,372            $151,781                       $110,511
 2/28/98                    $158,346           $156,602            $162,047                       $111,406
 3/31/98                    $162,163           $161,041            $168,867                       $110,303
 4/30/98                    $162,402           $162,625            $170,518                       $112,068
 5/31/98                    $161,570           $160,330            $168,449                       $112,326
 6/30/98                    $160,484           $162,366            $172,389                       $112,494
 7/31/98                    $160,247           $161,519            $172,129                       $112,640
 8/31/98                    $147,689           $145,177            $149,185                       $115,704
 9/30/98                    $152,719           $150,195            $151,840                       $121,860
10/31/98                    $158,546           $159,157            $165,589                       $125,467
11/30/98                    $162,850           $165,663            $175,451                       $123,698
12/31/98                    $164,985           $171,636            $183,980                       $126,184
 1/31/99                    $165,273           $174,019            $188,023                       $125,023
 2/28/99                    $160,936           $169,404            $183,027                       $121,010
 3/31/99                    $163,722           $174,756            $190,619                       $121,312
 4/30/99                    $170,446           $180,834            $198,165                       $121,264
 5/31/99                    $167,420           $176,259            $190,865                       $119,227
 6/30/99                    $169,486           $181,645            $199,743                       $117,140
 7/31/99                    $169,266           $180,675            $199,150                       $120,010
 8/31/99                    $166,730           $180,174            $198,781                       $120,562
 9/30/99                    $164,586           $179,412            $196,912                       $122,443
10/31/99                    $164,564           $185,819            $207,139                       $122,382
11/30/99                    $165,775           $190,168            $212,957                       $121,097
12/31/99                    $168,271           $200,555            $230,205                       $120,806
 1/31/00                    $163,252           $193,809            $217,034                       $118,233
 2/29/00                    $161,036           $197,277            $217,600                       $117,382
 3/31/00                    $166,531           $204,977            $232,660                       $121,020
 4/30/00                    $166,719           $196,766            $222,813                       $117,063
 5/31/00                    $167,419           $192,701            $217,172                       $117,976
 6/30/00                    $170,690           $199,735            $224,483                       $120,843
 7/31/00                    $169,979           $196,171            $218,154                       $118,801
 8/31/00                    $172,285           $202,968            $225,260                       $117,910
 9/30/00                    $169,341           $196,489            $213,293                       $117,674
10/31/00                    $169,296           $192,855            $209,724                       $116,179
11/30/00                    $170,987           $183,765            $196,976                       $118,486
12/31/00                    $180,592           $188,305            $200,094                       $122,733
 1/31/01                    $185,584           $193,138            $203,977                       $122,576
 2/28/01                    $182,461           $182,308            $186,761                       $122,527
 3/31/01                    $176,433           $173,565            $174,483                       $118,993
 4/30/01                    $181,073           $181,952            $187,397                       $118,570
 5/31/01                    $181,584           $181,792            $185,027                       $118,211
 6/30/01                    $180,531           $178,664            $179,219                       $117,130
 7/31/01                    $181,490           $177,627            $176,858                       $120,084
 8/31/01                    $181,890           $173,587            $168,382                       $124,600
 9/30/01                    $171,173           $162,756            $153,541                       $125,511
10/31/01                    $175,993           $166,450            $156,495                       $126,504
11/30/01                    $184,195           $172,979            $165,770                       $124,726
12/31/01                    $186,799           $174,185            $166,824                       $121,514
 1/31/02                    $185,881           $171,510            $161,781                       $119,267
 2/28/02                    $187,363           $170,890            $160,391                       $119,884
 3/31/02                    $192,958           $175,788            $167,483                       $119,555
 4/30/02                    $194,908           $174,067            $161,830                       $123,833
 5/31/02                    $196,631           $174,496            $162,163                       $127,336
 6/30/02                    $191,333           $168,285            $152,338                       $133,483

4/30/95 = $100,000                                          DATA THROUGH 6/30/02

+ FUND RETURNS ARE NET OF ALL FEES AND COSTS, WHILE THE INDEX RETURNS ARE BASED
  SOLELY ON MARKET RETURNS WITHOUT DEDUCTION FOR FEES OR TRANSACTION COSTS FOR REBALANCING.

TOP TEN EQUITY HOLDINGS

AS OF JUNE 30, 2002 (UNAUDITED)

                                       PERCENTAGE OF
                                         NET ASSETS
-------------------------------------------------------
Wells Fargo & Co.                             1.2%
Burlington Northern Santa Fe Corp.            1.2
Citigroup, Inc.                               1.1
Microsoft Corp.                               1.0
GreenPoint Financial Corp.                    1.0
Masco Corp.                                   0.9
Wyeth, Inc.                                   0.9
United Health Group, Inc.                     0.9
Johnson & Johnson                             0.9
Allergan, Inc.                                0.9
-------------------------------------------------------
Total                                        10.0%

TOP TEN FIXED INCOME HOLDINGS

AS OF JUNE 30, 2002 (UNAUDITED)

                                         PERCENTAGE OF
                                          NET ASSETS
-------------------------------------------------------
Federal National Mortgage Association
6.500%, due 01/01/28                           2.5%

U.S. Treasury Note
3.000%, due 02/29/04                           1.7

U.S. Treasury Note
4.375%, due 05/15/07                           1.2

U.S. Treasury Note
3.625%, due 03/31/04                           1.2

U.S. Treasury Note
5.000%, due 08/15/11                           0.5

Buoni Poliennali Del Tes
3.250%, due 04/15/04                           0.5

Treuhandanstalt
6.750%, due 05/13/04                           0.5

Fannie Mae Grantor Trust
7.125%, due 01/15/30                           0.5

Federal National Mortgage Association
6.500%, due 11/01/31                           0.4

Buoni Poliennali Del Tes
8.750%, due 07/01/06                           0.4
-------------------------------------------------------
Total                                          9.4%

INDUSTRY DIVERSIFICATION

AS A PERCENT OF NET ASSETS
AS OF JUNE 30, 2002 (UNAUDITED)

U.S. EQUITIES
Energy                                         2.11%
Capital Investment
   Capital Goods                               1.81
   Electronic Components                       1.04
                                             ------
                                               2.85
Basic Industries
   Chemicals                                   1.18
   Housing/Paper                               0.96
   Metals                                      0.94
                                             ------
                                               3.08
Computers
   Software                                    1.38
   Systems                                     1.42
                                             ------
                                               2.80
Consumer
   Autos/Durables                              0.62
   Health: Drugs                               3.64
   Health: Non-Drugs                           2.69
   Leisure/Tourism                             0.39
   Retail/Apparel                              2.31
                                             ------
                                               9.65
Financial
   Banks                                       3.11
   Non-Banks                                   5.47
                                             ------
                                               8.58
Telecommunications                             1.40
Transportation                                 1.16
Services/Miscellaneous                         3.97
Utilities                                      1.46
                                             ------
         Total U.S. Equities                  37.06*

INTERNATIONAL EQUITIES
   Appliances & Household                      0.33
   Autos/Durables                              0.40
   Banking                                     3.31
   Beverages & Tobacco                         0.66
   Broadcasting & Publishing                   0.88
   Building Materials                          0.20
   Business & Public Service                   0.41
   Chemicals                                   0.45
   Construction                                0.32
   Data Processing                             0.10
   Electric Components                         0.57
   Energy                                      2.46
   Financial Services                          1.63
   Food & House Products                       1.13
   Forest Products                             0.29
   Health & Personal Care                      2.08
   Housing/Paper                               0.28
   Industrial Components                       0.21
   Insurance                                   0.99
   Leisure & Tourism                           0.35
   Machinery & Engineering                     0.32
   Materials-Miscellaneous                     0.10%
   Metals-Non Ferrous                          0.06
   Multi-Industry                              0.37
   Real Estate                                 0.29
   Retail/Apparel                              0.36
   Services/Miscellaneous                      0.17
   Technology                                  0.21
   Telecommunications                          1.63
   Transportation                              0.43
   Utilities                                   0.54
   Wholesale & International Trade             0.11
                                             ------
         Total International Equities         21.64

TOTAL EQUITIES                                58.70

U.S. BONDS
U.S. Corporate Bonds
   Airlines                                    0.29
   Consumer                                    0.28
   Construction                                0.07
   Energy                                      0.42
   Financial                                   1.45
   Publishing                                  0.02
   Recreation                                  0.05
   Retail/Apparel                              0.04
   Services/Miscellaneous                      0.29
   Telecommunications                          0.12
   Utilities                                   0.16
                                             ------
         Total U.S. Corporate Bonds            3.19

International Dollar Bonds
   Foreign Energy                              0.02
   Foreign Financial                           0.01
   Foreign Government                          0.08
   Foreign Utilities                           0.02
                                             ------
         Total International Dollar Bonds      0.13

Asset-Backed                                   0.12
Commercial Mortgage-Backed Securities          1.43
U.S. Government Agency                         0.60
U.S. Government Mortgage-Backed
   Securities                                  5.14
U.S. Government Obligations                    4.96
                                             ------
         Total U.S. Bonds                     15.57*

INTERNATIONAL BONDS
   Foreign Government Bonds                    5.83

INVESTMENT COMPANIES                          12.52
SHORT-TERM INVESTMENTS                         5.27*
                                             ------
   TOTAL INVESTMENTS                          97.89
INVESTMENTS OF CASH COLLATERAL                 5.12
LIABILITIES, LESS CASH AND
   OTHER ASSETS                               (3.01)
                                             ------
NET ASSETS                                   100.00%
                                             ======

----------
* THE FUND HELD A SHORT POSITION IN STOCK INDEX FUTURES WHICH REDUCED THE U.S. EQUITY EXPOSURE FROM 37.06% TO 33.72%. THE FUND ALSO HELD A LONG POSITION IN U.S. TREASURY FUTURES WHICH INCREASED THE U.S. BOND EXPOSURE FROM 15.57% TO 23.49%. THESE ADJUSTMENTS RESULTED IN A NET DECREASE TO THE FUND'S EXPOSURE TO SHORT-TERM INVESTMENTS FROM 5.27% TO 0.82%.

UBS GLOBAL SECURITIES RELATIONSHIP FUND -- SCHEDULE OF INVESTMENTS

JUNE 30, 2002 (UNAUDITED)

                                            SHARES       VALUE
                                           -------   ------------
EQUITIES -- 58.70%
U.S. EQUITIES -- 37.06%
Abbott Laboratories, Inc.                  132,200   $  4,977,330
Advanced Micro Devices, Inc.               125,800      1,222,776
Allergan, Inc.                              98,100      6,548,175
American International Group, Inc.          88,418      6,032,760
American Standard Companies, Inc. (b)       62,200      4,671,220
Anthem Insurance (b)                        55,700      3,758,636
AOL Time Warner, Inc. (b)                   90,700      1,334,197
Baxter International, Inc.                  62,600      2,782,570
BEA Systems, Inc. (b)                      124,300      1,182,093
Beckman Coulter, Inc.                       80,300      4,006,970
Bristol-Myers Squibb Co.                    66,500      1,709,050
Burlington Northern Santa Fe Corp.         289,600      8,688,000
Cephalon, Inc. (b)(c)                       63,000      2,847,600
Citigroup, Inc.                            221,522      8,583,978
CMS Energy Corp.                           128,700      1,413,126
CommScope, Inc.                             81,400      1,017,500
Computer Sciences Corp.                     31,500      1,505,700
Conoco, Inc.                               115,700      3,216,460
Consolidated Edison, Inc.                   89,000      3,715,750
Costco Wholesale Corp. (b)                 109,300      4,221,166
Dow Chemical Co.                            90,900      3,125,142
Eastman Chemical Co.                        47,600      2,232,440
Electronic Data Systems Corp.              117,600      4,368,840
Entergy Corp.                               58,300      2,474,252
Exelon Corp.                                77,400      4,048,020
Exxon Mobil Corp.                          129,300      5,290,956
First Data Corp.                            54,740      2,036,328
FirstEnergy Corp.                          135,003      4,506,400
FleetBoston Financial Corp.                113,964      3,686,735
Freddie Mac                                103,000      6,303,600
GreenPoint Financial Corp.                 148,000      7,266,800
Hewlett-Packard Co.                        164,490      2,513,407
Household International, Inc.               92,800      4,612,160
Illinois Tool Works, Inc.                   93,900      6,413,370
IMC Global, Inc.                           152,700      1,908,750
Ingersoll-Rand Co.                          74,900      3,419,934
Intel Corp.                                167,500      3,060,225
Johnson & Johnson                          126,944      6,634,093
Johnson Controls, Inc.                      26,000      2,121,860
J.P. Morgan Chase & Co.                    136,000      4,613,120
Kerr-McGee Corp.                            26,550      1,421,753
Kimberly-Clark Corp.                        40,800      2,529,600
Kroger Co. (b)                             166,500      3,313,350
Martin Marietta Materials, Inc.             88,963      3,469,557
Masco Corp.                                258,300      7,002,513
McGraw-Hill Cos., Inc.                      33,400      1,993,980
MeadWestvaco Corp.                          72,500      2,433,100
Microsoft Corp. (b)                        142,200      7,778,340
Morgan Stanley                              89,550      3,857,814
Motorola, Inc.                             217,516      3,136,581
Newell Rubbermaid, Inc.                    145,600      5,104,736
Nextel Communications, Inc.                830,300      2,665,263
Omnicom Group                               82,500      3,778,500
Pentair, Inc.                               76,100      3,658,888
PNC Financial Services Group                58,300      3,047,924
Progress Energy, Inc.                       57,100      2,969,771
RadioShack Corp.                            84,200      2,531,052
Royal Caribbean Cruises Ltd. (c)           149,000   $  2,905,500
Sapient Corp.                              210,000        222,600
SBC Communications, Inc.                   118,300      3,608,150
Sempra Energy                               60,400      1,336,652
SICOR, Inc. (b)                            230,500      4,273,470
Texas Instruments, Inc.                    119,300      2,827,410
The Hartford Financial Services Group       36,300      2,158,761
TJX Companies, Inc.                        105,200      2,062,972
U.S. Bancorp                               151,300      3,532,855
United Health Group, Inc.                   72,600      6,646,530
United Technologies Corp.                   70,400      4,780,160
Viacom, Inc.                               128,200      5,688,234
Viad Corp.                                  75,600      1,965,600
W.W. Grainger, Inc.                         49,500      2,479,950
Waters Corp.                                58,900      1,572,630
Wells Fargo & Co.                          184,100      9,216,046
Wyeth, Inc.                                134,100      6,865,920
                                                     ------------
Total U.S. Equities                                   276,907,651
                                                     ------------

INTERNATIONAL EQUITIES -- 21.64%
AUSTRALIA -- 0.71%
Lion Nathan Ltd.                           205,064        558,347
Mayne Nickless Ltd.                        299,495        696,086
National Australia Bank Ltd., Preferred     20,700        723,465
News Corp., Ltd., Preferred                143,584        659,374
QBE Insurance Group Ltd.                   159,034        592,831
Rio Tinto Ltd.                              23,144        435,527
Westpac Banking Corp., Ltd.                183,345      1,671,582
                                                     ------------
                                                        5,337,212
                                                     ------------

BELGIUM -- 0.14%
Fortis B                                    48,052      1,028,845
                                                     ------------

CANADA -- 0.68%
Alcan Aluminum Ltd.                         20,230        767,487
Bank of Nova Scotia                         26,700        877,594
BCE, Inc.                                   47,500        824,199
Canadian National Railway Co.               11,800        620,995
Domtar, Inc.                                30,300        353,623
Nortel Networks Corp.                       84,500        122,230
NOVA Chemicals Corp.                        15,500        343,550
Royal Bank of Canada (c)                    32,800      1,132,224
                                                     ------------
                                                        5,041,902
                                                     ------------

DENMARK -- 0.22%
Danske Bank A/S                             45,300        834,104
Novo-Nordisk A/S                            15,725        520,550
Tele Danmark A/S                            11,050        305,561
                                                     ------------
                                                        1,660,215
                                                     ------------

FINLAND -- 0.72%
Nokia Oyj                                  185,160      2,710,033
UPM-Kymmene Oyj                             55,530      2,185,970
Vakuntusyhtio Sampo Leonia Oyj,
  Class A                                   65,120        508,067
                                                     ------------
                                                        5,404,070
                                                     ------------

                                        5

                                           SHARES        VALUE
                                         ---------   ------------
FRANCE -- 2.39%
Air Liquide (c)                                969   $    149,098
Alcatel S.A. (c)                            31,696        220,372
Aventis S.A., Class A (c)                   42,006      2,976,545
Axa (c)                                     56,090      1,025,901
BNP Paribas (c)                             34,631      1,915,280
Cap Gemini S.A. (c)                         18,527        736,462
Cie De Saint Gobain (c)                     33,412      1,499,739
France Telecom S.A. (c)                     12,601        117,353
Gemplus International S.A. (b)              89,080        127,564
Sanofi                                      12,088        735,384
Societe Generale                            26,458      1,742,858
Suez S.A                                    17,775        473,972
Total Fina S.A., Class B                    33,458      5,432,266
Union du Credit-Bail Immobilier             11,183        690,268
                                                     ------------
                                                       17,843,062
                                                     ------------

GERMANY -- 0.69%
Allianz AG (c)                               5,460      1,102,450
Altana AG                                   14,923        809,700
Bayer AG                                    20,230        648,321
Deutsche Telekom                            28,050        263,170
E.on AG                                      8,280        480,416
Muenchener Rueckver AG (c)                   7,769      1,841,432
                                                     ------------
                                                        5,145,489
                                                     ------------

HONG KONG -- 0.17%
Hong Kong Electric Holdings Ltd.           159,500        596,080
Sun Hung Kai Properties Ltd.                84,000        638,077
                                                     ------------
                                                        1,234,157
                                                     ------------

IRELAND -- 0.26%
Bank of Ireland                             60,781        756,941
CRH PLC                                     74,903      1,220,569
                                                     ------------
                                                        1,977,510
                                                     ------------

ITALY -- 0.86%
Assicurazioni Generali Spa (c)              68,655      1,627,281
ENI Spa (c)                                214,457      3,409,929
San Paolo-imi Spa                          140,395      1,408,720
                                                     ------------
                                                        6,445,930
                                                     ------------

JAPAN -- 3.59%
Aiful Corp.                                 18,050      1,183,656
Bank of Yokohama (c)                        63,000        268,063
Banyu Pharmaceutical                        33,000        425,647
Benesse Corp.                               48,700        889,813
Canon, Inc.                                 37,000      1,398,381
Daikin Industries Ltd.                      37,000        677,582
Fuji Photo Film Co., Ltd.                   54,000      1,743,534
Kao Corp.                                   34,000        782,913
KDDI Corp. (c)                                 222        685,300
Matsushita Electric Industrial Co.          24,000        327,382
Minebea Co., Ltd.                           76,000        446,387
Mitsubishi Corp.                           115,000        831,845
Mitsubishi Estate Co., Ltd.                 99,000        809,444
Mitsui Mining & Smelting Co., Ltd.         124,000        369,331
Murata Manufacturing Co., Inc.              13,000        835,141
Nintendo Corp., Ltd.                         6,100   $    898,256
Ono Pharmaceutical Co., Ltd.                 1,000         35,708
Orix Corp. (c)                              14,300      1,153,688
Rohm Co.                                     5,900        880,619
Sanyo Electric                             191,000        833,414
Sekisui House Ltd.                          43,000        316,060
Sony Corp.                                  31,400      1,658,285
Sumitomo Chemical Co.                      156,000        709,328
Takeda Chemical Industries Ltd.             39,000      1,711,497
Takefuji Corp.                              14,870      1,033,432
Toyota Motor Corp.                         111,900      2,968,814
West Japan Railway Co.                         391      1,578,875
Yasuda Fire & Marine Insurance Co., Ltd.   223,000      1,365,610
                                                     ------------
                                                       26,818,005
                                                     ------------

NETHERLANDS -- 1.54%
ABN AMRO Holdings NV                        33,924        616,124
Akzo Nobel NV                               17,804        775,241
Elsevier NV                                221,415      3,017,626
ING Groep NV                                12,177        312,675
Koninklijke Ahold NV                        85,627      1,801,232
Koninklijke Philips Electronics NV          45,502      1,270,385
Royal KPN NV (b)                           236,553      1,107,353
Vedior NV                                   41,764        577,443
VNU NV                                      39,506      1,097,909
Wolters Kluwer NV                           50,225        953,350
                                                     ------------
                                                       11,529,338
                                                     ------------

NORWAY -- 0.10%
Telenor ASA (c)                            213,200        755,716
                                                     ------------

PORTUGAL -- 0.21%
Electricidade de Portugal S.A.             647,740      1,253,822
Portugal Telecom S.A.                       41,643        294,054
                                                     ------------
                                                        1,547,876
                                                     ------------

SINGAPORE -- 0.36%
DBS Group Holdings Ltd.                    156,000      1,094,861
Neptune Orient Lines Ltd. (b)            1,221,000        704,902
Singapore Technologies Engineering Ltd.    793,000        866,250
                                                     ------------
                                                        2,666,013
                                                     ------------

SPAIN -- 0.61%
Banco Bilbao Vizcaya S.A.                  174,544      1,973,739
Banco Santander Central Hispano S.A.       230,848      1,832,995
Telefonica S.A.                             92,682        778,025
                                                     ------------
                                                        4,584,759
                                                     ------------

SWEDEN -- 0.81%
Nordea AB                                  110,500        601,164
Sandvik AB                                  29,800        744,149
Svenska Cellulosa AB                        48,740      1,734,180
Svenska Handelsbanken AB (c)                87,990      1,345,149
Swedish Match AB                           199,320      1,648,259
                                                     ------------
                                                        6,072,901
                                                     ------------

                                        6

                                           SHARES        VALUE
                                         ---------   ------------
SWITZERLAND -- 1.57%
Compagnie Financiere                        42,485   $    966,282
Credit Suisse Group                         24,161        767,055
Givaudan S.A.                                2,792      1,125,580
Nestle S.A.                                 12,070      2,814,144
Novartis AG                                 77,460      3,406,408
Roche Holding AG                            21,445      1,621,019
Swiss Re                                    10,196        996,787
                                                     ------------
                                                       11,697,275
                                                     ------------

UNITED KINGDOM -- 6.01%
Abbey National PLC                         103,395      1,216,708
Allied Domecq PLC                          186,599      1,223,770
AstraZeneca PLC                             17,657        730,998
Barclays Bank PLC                          261,118      2,197,078
BOC Group PLC                               44,708        694,431
BP PLC                                     362,794      3,047,063
Brambles Industries PLC                    108,193        541,344
BT Group PLC (b)                           347,375      1,334,347
Carlton Communications PLC                 255,928        819,232
Charter PLC (b)                             78,261        198,026
Compass Group PLC                          187,911      1,140,000
Dimension Data Holdings PLC (b)            418,355        261,456
Electrocomponents PLC                      144,965        812,064
Exel PLC                                    12,103        154,138
Gallaher Group PLC                         294,756      2,763,169
GlaxoSmithKline PLC                        137,782      2,978,094
HSBC Holdings PLC                          114,725      1,319,432
Invensys PLC                               456,479        619,271
Kingfisher PLC                             179,330        864,476
Lloyds TSB Group PLC                       109,667      1,091,588
Matalan PLC                                120,326        572,247
National Grid Group PLC                    221,263      1,571,681
Prudential PLC                             127,371      1,164,908
Reckitt Benckiser PLC                       40,729        730,718
Rentokil Initial PLC                       250,666      1,020,179
Rolls-Royce PLC                            471,581      1,164,504
Royal Bank of Scotland Group PLC           102,238      2,898,645
Safeway PLC                                283,910      1,219,310
Scottish & Southern Energy PLC             144,845      1,432,907
Scottish Power PLC                          37,141        199,706
Shell Transport & Trading PLC              613,792      4,631,227
Smurfit (Jefferson) Group PLC              302,170        923,793
Stagecoach Holdings PLC                    250,546        239,646
Vodafone Group PLC                       2,276,867      3,123,560
                                                     ------------
                                                       44,899,716
                                                     ------------
Total International Equities                          161,689,991
                                                     ------------
Total Equities (Cost $459,871,250)                    438,597,642
                                                     ------------

                                           FACE
                                          AMOUNT        VALUE
                                        ----------   ------------
BONDS -- 21.40%
U.S. BONDS -- 15.57%
U.S. CORPORATE BONDS -- 3.19%
Abbott Laboratories, Inc.
  5.625%, due 07/01/06                  $  115,000   $    119,172
Alcoa, Inc.
  6.000%, due 01/15/12                      70,000         71,837
Amerada Hess Corp.
  6.650%, due 08/15/11                     105,000        108,909
American Airlines, Inc.
  7.024%, due 10/15/09                     125,000        130,872
Anadarko Finance Co.
  7.500%, due 05/01/31                     105,000        111,998
Anheuser Busch Cos., Inc.
  9.000%, due 12/01/09                     145,000        177,549
AOL Time Warner, Inc.
  5.625%, due 05/01/05                     335,000        328,706
  7.625%, due 04/15/31                     165,000        144,475
Apache Corp.
  6.250%, due 04/15/12                      50,000         51,618
AT&T Wireless Services, Inc.
  7.875%, due 03/01/11                     175,000        141,354
Avalonbay Communities, Inc.
  7.500%, due 08/01/09                     100,000        107,676
Avon Products, Inc.
  7.150%, due 11/15/09                      95,000        104,364
Bank of America Corp.
  7.400%, due 01/15/11                     500,000        547,601
Bank One Corp.
  7.875%, due 08/01/10                     400,000        453,774
Boeing Capital Corp.
  7.375%, due 09/27/10                      55,000         60,572
Bombardier Capital, Inc., 144A
  6.125%, due 06/29/06                     270,000        277,425
Bristol Myers Squibb Co.
  5.750%, due 10/01/11                     155,000        154,217
Burlington Northern Santa Fe Corp.
  6.875%, due 12/01/27                      25,000         25,073
  7.082%, due 05/13/29                     115,000        117,529
Capital One Bank
  6.875%, due 02/01/06                      70,000         69,189
Caterpillar, Inc.
  6.550%, due 05/01/11                      95,000        100,329
Cendant Corp.
  6.875%, due 08/15/06                     365,000        367,098
Centex Corp.
  9.750%, due 06/15/05                     265,000        300,584
Cingular Wireless, 144A
  6.500%, due 12/15/11                     100,000         93,119
Citigroup, Inc.
  7.250%, due 10/01/10                     735,000        800,042
Citizens Communications Co.
  9.250%, due 05/15/11                     140,000        132,910
Coca Cola Co.
  4.000%, due 06/01/05                      85,000         85,847
Comcast Cable Communications
  6.750%, due 01/30/11                     275,000        245,626
Commonwealth Edison Co., 144A
  6.150%, due 03/15/12                      95,000         97,755

                                        7

                                               FACE
                                              AMOUNT        VALUE
                                            ----------   ------------
Consolidated Edison, Inc.
  7.500%, due 09/01/10                      $  595,000   $    658,736
Continental Airlines, Inc., E.E.T.C.
  6.320%, due 11/01/08                         135,000        136,351
Coors Brewing Co., 144A
  6.375%, due 05/15/12                         120,000        123,480
Countrywide Home Loan
  5.500%, due 02/01/07                         180,000        183,210
Credit Suisse First Boston USA, Inc.
  5.750%, due 04/15/07                         155,000        158,572
DaimlerChrysler NA Holdings
  8.500%, due 01/18/31                         100,000        110,553
Delhaize America, Inc.
  8.125%, due 04/15/11                          55,000         57,968
Delta Airlines, Inc. 00-1, E.E.T.C.
  7.570%, due 11/18/10                         295,000        316,488
Devon Financing Corp., ULC
  6.875%, due 09/30/11                         125,000        130,180
Dominion Resources, Inc., Class B
  7.625%, due 07/15/05                         480,000        520,436
Duke Energy Field Services, LLC
  6.875%, due 02/01/11                          35,000         34,997
  7.875%, due 08/16/10                         140,000        148,584
El Paso Energy Corp.
  7.800%, due 08/01/31                          35,000         32,761
EOP Operating LP
  7.000%, due 07/15/11                         175,000        183,844
EOP Operating Ltd.
  7.875%, due 07/15/31                          80,000         82,178
Erac U.S.A. Finance Co., 144A
  8.000%, due 01/15/11                         185,000        200,783
First Data Corp.
  5.625%, due 11/01/11                         270,000        268,912
First Energy Corp.
  6.450%, due 11/15/11                         250,000        242,724
First Union National Bank
  7.800%, due 08/18/10                         455,000        509,281
Fleet Boston Financial Holdings, Inc. (c)
  7.375%, due 12/01/09                         200,000        217,011
Ford Motor Co.
  7.450%, due 07/16/31                         225,000        209,441
Ford Motor Credit Co.
  5.800%, due 01/12/09                         690,000        648,738
  6.875%, due 02/01/06                         755,000        772,415
  7.375%, due 02/01/11                         215,000        217,772
General Electric Capital Corp.
  6.750%, due 03/15/32                         610,000        599,187
General Motors Acceptance Corp.
  6.125%, due 02/01/07                         235,000        237,572
  6.875%, due 09/15/11                         685,000        680,080
  8.000%, due 11/01/31                         265,000        271,029
Goldman Sachs Group, Inc.
  6.875%, due 01/15/11                         120,000        124,409
Green Tree Financial Corp., 99-1, Class A5
  6.110%, due 09/01/23                       1,000,000      1,025,290
Harrah's Operating Co., Inc.
  7.125%, due 06/01/07                         295,000        310,193
Household Finance Corp.
  6.750%, due 05/15/11                      $  620,000   $    610,218
International Paper Co.
  6.750%, due 09/01/11                         140,000        145,801
John Deere Capital Corp.
  7.000%, due 03/15/12                         130,000        139,287
Kimberly Clark Corp., 144A
  4.500%, due 07/30/05                          75,000         76,597
Kinder Morgan Inc.
  6.650%, due 03/01/05                         200,000        209,814
Kohl's Corp.
  6.300%, due 03/01/11                          60,000         61,891
Kraft Foods, Inc.
  4.625%, due 11/01/06                          65,000         64,757
  6.500%, due 11/01/31                         145,000        143,484
Lehman Brothers Holdings, Inc.
  6.625%, due 01/18/12                         125,000        126,750
Lincoln National Corp.
  6.200%, due 12/15/11                         100,000        100,777
MBNA Global Capital Securities, FRN
  2.713%, due 02/01/27                         165,000        121,406
Mirant Americas Generation, Inc.
  7.625%, due 05/01/06                         165,000        133,650
  9.125%, due 05/01/31                          30,000         21,450
Morgan Stanley
  6.750%, due 04/15/11                         235,000        241,742
News America Holdings, Inc.
  7.125%, due 04/08/28                         145,000        131,508
Nomura Asset Securities Corp.
  8.150%, due 03/04/20                         496,742        540,767
Northwest Airlines, Inc.
  6.841%, due 04/01/11                         110,000        111,841
Occidental Petroleum Corp.
  8.450%, due 02/15/29                         135,000        158,099
Pepsi Bottling Group, Inc., 144A
  5.625%, due 02/17/09                          90,000         91,449
Phillips Petroleum Co.
  8.500%, due 05/25/05                         215,000        240,308
  8.750%, due 05/25/10                          85,000        100,931
Praxair, Inc.
  6.375%, due 04/01/12                         100,000        103,693
Progress Energy, Inc.
  7.000%, due 10/30/31                         115,000        112,879
Pure Resources, Inc.
  7.125%, due 06/15/11                         195,000        191,399
Qwest Capital Funding, Inc.
  7.900%, due 08/15/10                         415,000        234,475
Rohm & Haas Co.
  7.850%, due 07/15/29                         105,000        120,711
Safeway, Inc.
  7.250%, due 02/01/31                          80,000         82,855
Sempra Energy
  7.950%, due 03/01/10                         190,000        202,553
SBC Communications, Inc.
  5.875%, due 02/01/12                         210,000        209,684
Southern Power Co., 144A
  6.250%, due 07/15/12                          75,000         75,210
Southwestern Electric Power
  4.500%, due 07/01/05                          70,000         69,713

                                        8

                                                  FACE
                                                 AMOUNT         VALUE
                                               ----------   ------------
Sprint Capital Corp.
  7.625%, due 01/30/11                         $  235,000   $    186,974
Suntrust Banks, Inc.
  5.050%, due 07/01/07                            110,000        111,137
Target Corp.
  7.000%, due 07/15/31                            245,000        259,232
Telus Corp.
  8.000%, due 06/01/11                            195,000        162,027
Transocean Sedco Forex, Inc.
  6.625%, due 04/15/11                            275,000        283,166
Unilever Capital Corp.
  7.125%, due 11/01/10                            180,000        198,367
Union Pacific Corp.
  6.700%, due 12/01/06                            125,000        133,145
United Airlines, Inc., E.E.T.C.
  7.186%, due 04/01/11                             24,539         22,980
  7.811%, due 10/01/09                            103,097         89,956
United Technologies Corp.
  6.100%, due 05/15/12                             90,000         93,217
US Bank, N.A.
  6.375%, due 08/01/11                            280,000        290,911
USA Education, Inc.
  5.625%, due 04/10/07                            240,000        247,891
Valero Energy Corp.
  7.500%, due 04/15/32                            125,000        125,424
Verizon Global Funding Corp.
  7.250%, due 12/01/10                            120,000        121,152
  7.750%, due 12/01/30                            175,000        168,774
Walt Disney Co.
  6.375%, due 03/01/12                             60,000         61,110
Washington Mutual, Inc.
  5.625%, due 01/15/07                            430,000        435,522
Wells Fargo Bank, N.A.
  6.450%, due 02/01/11                            475,000        496,459
Westinghouse Electric, Inc.
  8.625%, due 08/01/12                             95,000        111,754
Weyerhaeuser Co., 144A
  7.375%, due 03/15/32                             80,000         81,200
Williams Cos, Inc.
  7.125%, due 09/01/11                            110,000         89,078
Xcel Energy, Inc.
  7.000%, due 12/01/10                             90,000         81,856
                                                            ------------
Total U.S. Corporate Bonds                                    23,767,426
                                                            ------------

INTERNATIONAL DOLLAR BONDS -- 0.13%
Canadian National Railway Co.
  6.900%, due 07/15/28                             40,000         40,878
Deutsche Telekom Int'l Finance
  8.250%, due 06/15/30                            100,000         92,961
France Telecom, S.A.
  8.500%, due 03/01/31                             90,000         79,607
Petroleum Geo-Services
  6.625%, due 03/30/08                             25,000         19,000
  7.500%, due 03/31/07 (c)                        205,000        166,050
United Mexican States
  8.375%, due 01/14/11                            540,000        560,250
                                                            ------------
                                                                 958,746
                                                            ------------

ASSET-BACKED SECURITIES -- 0.12%
Conseco Finance Securitizations Corp.
  7.870%, due 02/15/31                         $  335,000   $    354,180
DVI Receivables Corp.
  6.808%, due 07/12/04                            135,709        138,358
Vanderbilt Mortgage Finance
  8.255%, due 05/07/17                            400,000        441,201
                                                            ------------
                                                                 933,739
                                                            ------------

COMMERCIAL MORTGAGE-BACKED
  SECURITIES -- 1.43%
Bank One Mortgage-Backed
  Pass Through, 00-2, Class 8A
  6.835%, due 03/15/30                            479,777        491,562
Bear Stearns Commercial Mortgage
  Securities, 00-WF1, Class A2
  7.780%, due 02/15/32                            695,000        788,030
CMC Securities Corp.,
  97-NAM3, Class FXA5
  7.250%, due 10/25/27                            273,305        282,119
DLJ Commercial Mortgage Corp.
  7.340%, due 10/10/32                          1,455,000      1,611,676
DLJ Commercial Mortgage Corp.,
  99-CG2, Class A1B
  7.300%, due 06/10/32                          1,355,000      1,498,465
GMAC Commercial Mortgage Securities, Inc.
  6.550%, due 04/16/29                            475,000        502,203
GS Mortgage Securities Corp., 144A
  7.500%, due 06/19/32                            334,029        349,374
GS Mortgage Securities Corp. II
  7.410%, due 02/15/27                            235,000        250,437
Impac Secured Assets Corp.
  7.250%, due 04/25/31                            221,583        225,290
LB Commercial Conduit Mortgage
  Trust, 99-C2, Class A2
  7.325%, due 10/15/32                            150,000        166,140
Morgan Stanley Capital I
  6.960%, due 10/15/33                            495,662        530,737
  7.570%, due 12/15/09                            695,000        777,462
Norwest Asset Securities Corp., 96-2
  7.000%, due 09/25/11                             58,682         60,346
Norwest Asset Securities Corp., 99-3,
  6.000%, due 01/25/29                            393,159        399,045
PNC Mortgage Acceptance Corp., 99-CM1,
  Class A1B
  7.330%, due 12/10/32                            285,000        316,031
Residential Asset Securitization Trust, 98-A6,
  Class IA2
  6.750%, due 07/25/28                            150,000        153,240
Salomon Brothers Mortgage Securities
  7.520%, due 12/18/09                          1,250,000      1,394,329
Salomon Brothers Mortgage Securities VII
  6.592%, due 12/18/33                            185,000        196,977
Structured Asset Securities Corp., 98-ALS1,
  Class 1A
  6.900%, due 01/25/29                            702,607        722,371
                                                            ------------
                                                              10,715,834
                                                            ------------

                                        9

                                                   FACE
                                                  AMOUNT             VALUE
                                             -----------------    -----------
U.S. GOVERNMENT AGENCY -- 0.60%
Fannie Mae Grantor Trust
  7.125%, due 01/15/30                       $       3,350,000    $ 3,751,367
  7.500%, due 06/25/30                                 595,625        630,916
  7.500%, due 12/25/41                                  80,495         85,411
                                                                  -----------
                                                                    4,467,694
                                                                  -----------

U.S. GOVERNMENT MORTGAGE-BACKED
  SECURITIES -- 5.14%
Federal Home Loan Mortgage Corp.
  6.000%, due 10/01/29                                 275,038        276,832
  6.500%, due 02/01/29                               1,857,121      1,897,220
  7.000%, due 10/15/13                                 409,292        439,777
Federal National Mortgage Association
  5.500%, due 01/01/09                               1,251,320      1,285,824
  6.000%, due 11/01/28                               2,385,286      2,382,025
  6.000%, due 12/01/28                                 337,852        337,390
  6.000%, due 03/01/29                               1,075,824      1,074,353
  6.500%, due 12/25/23                                 680,071        709,686
  6.500%, due 01/01/28                              18,528,580     18,917,069
  6.500%, due 01/01/29                                 385,739        393,827
  6.500%, due 04/01/29                                 423,263        432,138
  6.500%, due 06/01/29                                 738,303        753,783
  6.500%, due 11/01/31                               3,217,115      3,284,568
  7.500%, due 10/25/22                                 108,469        116,763
  7.500%, due 04/01/31                                 256,899        269,729
Federal National Mortgage Association,
  Grantor Trust, 01-T10, Class A2
  7.500%, due 06/19/41                               1,090,047      1,145,018
Federal National Mortgage Association,
  Whole Loan, 95-W3, Class A
  9.000%, due 04/25/25                                 381,798        420,941
Government National Mortgage Association
  6.000%, due 02/20/29                               1,289,944      1,283,754
  6.000%, due 08/20/29                                 766,537        762,858
  6.500%, due 11/15/28                                 780,309        797,683
  7.000%, due 03/15/26                                 428,345        445,646
  7.500%, due 01/15/24                                 360,842        383,581
  8.000%, due 12/15/22                                 129,438        139,448
  8.500%, due 12/15/17                                 387,825        421,867
                                                                  -----------
Total U.S. Government Mortgage-Backed
  Securities                                                       38,371,780
                                                                  -----------

U.S. GOVERNMENT OBLIGATIONS -- 4.96%
U.S. Treasury Bond
  5.000%, due 08/15/11 (c)                           4,030,000      4,085,973
  6.250%, due 05/15/30                                 935,000      1,012,831
U.S. Treasury Note
  3.000%, due 02/29/04 (c)                          12,860,000     12,934,845
  3.625%, due 03/31/04                               8,675,000      8,809,116
  4.375%, due 05/15/07(c)                            8,835,000      8,956,481
  5.625%, due 05/15/08                               1,095,000      1,168,742
  8.000%, due 11/15/21 (c)                              60,000         76,744
                                                                  -----------
                                                                   37,044,732
                                                                  -----------
Total U.S. Bonds                                                  116,259,951
                                                                  -----------

INTERNATIONAL BONDS -- 5.83%
AUSTRALIA -- 0.18%
Government of Australia
  6.500%, due 05/15/13                       AUD       890,000    $   516,531
  6.750%, due 11/15/06                                 140,000         81,610
  9.000%, due 09/15/04                               1,280,000        770,261
                                                                  -----------
                                                                    1,368,402
                                                                  -----------

CANADA -- 0.73%
Government of Canada
  5.000%, due 12/01/03                       CAD     1,420,000        951,238
  5.750%, due 06/01/29                                 360,000        234,808
  6.000%, due 09/01/05                               2,330,000      1,600,651
  6.000%, due 06/01/08                                 790,000        543,770
  6.000%, due 06/01/11                               1,465,000      1,001,775
  8.000%, due 06/01/23                               1,270,000      1,051,280
                                                                  -----------
                                                                    5,383,522
                                                                  -----------

FINLAND -- 0.13%
Government of Finland
  5.750%, due 02/23/11                       EUR       950,000        982,125
                                                                  -----------

FRANCE -- 0.94%
Government of France
  3.500%, due 07/12/04                       EUR       750,000        732,165
  4.000%, due 10/25/09                               2,000,000      1,878,186
  5.500%, due 04/25/07                               1,460,000      1,499,090
  5.500%, due 04/25/10                               1,780,000      1,825,644
  5.500%, due 04/25/29                                 390,000        394,964
  8.500%, due 10/25/19                                 475,000        639,800
                                                                  -----------
                                                                    6,969,849
                                                                  -----------

GERMANY -- 1.34%
Bundesrepublik Deutschland
  4.500%, due 07/04/09                       EUR     2,555,000      2,478,544
  6.500%, due 07/04/27 (c)                             750,000        855,698
Government of Germany
  5.000%, due 07/04/11                               1,740,000      1,728,198
  6.000%, due 01/05/06                                 710,000        738,196
Treuhandanstalt
  6.250%, due 03/04/04                                 300,000        307,307
  6.750%, due 05/13/04                               3,800,000      3,935,711
                                                                  -----------
                                                                   10,043,654
                                                                  -----------

ITALY -- 1.26%
Buoni Poliennali Del Tes
  3.250%, due 04/15/04                       EUR     4,150,000      4,051,713
  5.000%, due 02/15/03                                 950,000        946,200
  5.250%, due 11/01/29                               1,855,000      1,778,549
  8.750%, due 07/01/06                               2,340,000      2,666,585
                                                                  -----------
                                                                    9,443,047
                                                                  -----------

                                       10

                                                   FACE
                                                  AMOUNT             VALUE
                                             -----------------   ------------
NETHERLANDS -- 0.24%
Government of Netherlands
  5.000%, due 07/15/11                       EUR     1,420,000   $  1,398,334
  5.750%, due 01/15/04                                 260,000        263,785
                                                                 ------------
                                                                    1,662,119
                                                                 ------------

SPAIN -- 0.63%
Government of Spain
  3.000%, due 01/31/03                       EUR       280,000        275,760
  3.250%, due 01/31/05                                 860,000        829,716
  4.500%, due 07/30/04                                 900,000        896,534
  4.750%, due 07/30/14                                 810,000        764,781
  5.150%, due 07/30/09                               1,120,000      1,122,284
  5.250%, due 01/31/03                                 550,000        548,432
  6.000%, due 01/31/29                                 280,000        299,377
                                                                 ------------
                                                                    4,736,884
                                                                 ------------

SWEDEN -- 0.23%
Government of Sweden
  5.000%, due 01/15/04                       SEK     5,670,000        617,922
  6.750%, due 05/05/14                               2,025,000        243,063
  8.000%, due 08/15/07                               6,910,000        844,942
                                                                 ------------
                                                                    1,705,927
                                                                 ------------

UNITED KINGDOM -- 0.17%
U.K. Treasury
  5.000%, due 03/07/12                       GBP       216,000        329,018
  5.750%, due 12/07/09                                 145,000        230,372
  6.000%, due 12/07/28                                 158,000        283,400
  8.500%, due 12/07/05                                 240,000        406,052
                                                                 ------------
                                                                    1,248,842
                                                                 ------------
Total International Bonds                                          43,544,371
                                                                 ------------
Total Bonds (Cost $180,799,974)                                   159,804,322
                                                                 ------------

                                                      SHARES         VALUE
                                                    ----------   ------------
INVESTMENT COMPANIES -- 12.52%
UBS Emerging Markets Debt
  Relationship Fund                                    434,416   $ 13,264,458
UBS Emerging Markets Equity
  Relationship Fund                                  4,796,969     41,197,329
UBS High Yield Relationship Fund                     1,659,844     21,401,033
UBS U.S. Small Cap Equity
  Relationship Fund                                    656,840     17,681,936
                                                                 ------------
Total Investment Companies
  (Cost $19,576,106)                                               93,544,756
                                                                 ------------

SHORT-TERM INVESTMENTS -- 5.27%
OTHER -- 4.74%
UBS Supplementary Trust
  U.S. Cash Management Prime Fund                   35,406,892     35,406,892
                                                                 ------------

                                                       FACE
                                                      AMOUNT
                                                   -----------
U.S. GOVERNMENT OBLIGATIONS -- 0.53%
U.S. Treasury Bill, due 08/08/02                   $ 4,000,000      3,993,552
                                                                 ------------
Total Short-Term Investments
  (Cost $39,399,334)                                               39,400,444
                                                                 ------------
Total Investments
  (Cost $737,929,084) -- 97.89% (a)                               731,347,164
Total Investments of Cash Collateral for
  Securities Loaned
  ($38,282,420) -- 5.12% (a)                                       38,282,431
Liabilities, less cash and
  other assets -- (3.01)%                                         (22,488,689)
                                                                 ------------
NET ASSETS -- 100%                                               $747,140,906
                                                                 ============
INVESTMENTS OF CASH COLLATERAL FOR
SECURITIES LOANED -- 5.12%
CORPORATE OBLIGATIONS -- 0.20%
Citigroup, Inc.
  1.810%, due 07/12/02                               1,500,000      1,500,015
                                                                 ------------
OTHER -- 4.92%
UBS Supplementary Trust
  U.S. Cash Management Prime Fund                   36,782,415     36,782,416
                                                                 ------------
                                                                 $ 38,282,431
                                                                 ============

NOTES TO SCHEDULE OF INVESTMENTS
(a) Aggregate cost for federal income tax purposes was $776,211,504; and net unrealized depreciation consisted of:

                  Gross unrealized appreciation              $ 39,145,442
                  Gross unrealized depreciation               (45,727,351)
                                                             ------------
                     Net unrealized depreciation             $ (6,581,909)
                                                             ============

(b)       Non-income producing security.
(c)       Security, or portion thereof, was on loan at June 30, 2002.

%         Represents a percentage of net assets.
FRN: Floating rate note -- The rate disclosed is that in effect at June 30, 2002.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers. At June 30, 2002, the value of these securities amounted to $1,466,392 or 0.20% of net assets.
E.E.T.C.: Enhanced equipment trust certificate.

                 See accompanying notes to financial statements.

FORWARD FOREIGN CURRENCY CONTRACTS
UBS Global Securities Relationship Fund had the following open forward foreign currency contracts as of June 30, 2002:

                                                         SETTLEMENT      LOCAL         CURRENT       UNREALIZED
                                                            DATE       CURRENCY         VALUE        GAIN/(LOSS)
                                                         ----------   -----------   -------------   ------------
FORWARD FOREIGN CURRENCY BUY CONTRACTS
Australian Dollar (AUD)                                    7/18/02    234,230,545   $ 131,305,892   $  1,272,519
British Pound (GBP)                                        7/18/02      1,200,000       1,827,405         64,465
Canadian Dollar (CAD)                                      7/18/02     43,600,000      28,656,287      1,374,960
Euro (EUR)                                                 7/18/02    133,350,000     131,601,687     13,552,687
Japanese Yen (JPY)                                         7/18/02    430,000,000       3,590,521        160,618
Swedish Krona (SEK)                                        7/18/02     98,000,000      10,650,712      1,427,878
Swiss Franc (CHF)                                          7/18/02      5,000,000       3,360,549        356,175

FORWARD FOREIGN CURRENCY SALE CONTRACTS
Australian Dollar (AUD)                                    7/18/02    182,330,545     102,211,584        988,416
British Pound (GBP)                                        7/18/02     28,800,000      43,857,725     (2,753,304)
Euro (EUR)                                                 7/18/02     45,250,000      44,656,741     (2,326,725)
Swedish Krona (SEK)                                        7/18/02    123,000,000      13,367,731     (1,467,959)
                                                                                                    ------------
     Total net unrealized gain on Forward Foreign
       Currency Contracts                                                                           $ 12,649,730
                                                                                                    ============

FUTURES CONTRACTS
UBS Global Securities Relationship Fund had the following open futures contracts as of June 30, 2002:

                                                           EXPIRATION         COST/         CURRENT     UNREALIZED
                                                              DATE          PROCEEDS         VALUE         GAIN
                                                         --------------   ------------   ------------   -----------
U.S. TREASURY NOTE FUTURES BUY CONTRACTS:
5 Year U.S. Treasury Notes, 527 contracts                September 2002   $ 55,682,923   $ 56,611,328   $   928,405
10 Year U.S. Treasury Notes, 15 contracts                September 2002      1,575,339      1,608,515        33,176
30 Year U.S. Treasury Bonds, 10 contracts                September 2002      1,006,320      1,027,812        21,492

INDEX FUTURES SALE CONTRACTS:
S&P 500 Index, 101 contracts                             September 2002     26,030,781     25,000,025     1,030,756
                                                                                                        -----------
     Total net unrealized gain on Futures Contracts                                                     $ 2,013,829
                                                                                                        ===========

The aggregate market value of investments pledged to cover margin requirements for the open futures positions at June 30, 2002 was $3,993,552.

                 See accompanying notes to financial statements.

UBS U.S. EQUITY RELATIONSHIP FUND

TOTAL RETURN

                                       6 MONTHS    1 YEAR   3 YEARS   5 YEARS   ANNUALIZED
                                        ENDED      ENDED     ENDED     ENDED     8/31/97*
                                       6/30/02    6/30/02   6/30/02   6/30/02   TO 6/30/02
------------------------------------------------------------------------------------------
UBS U.S. EQUITY RELATIONSHIP FUND         -6.92%    -7.26%    -4.17%    3.77%       3.77%
------------------------------------------------------------------------------------------
Wilshire 5000 Index                      -11.77    -16.62     -8.22                 2.92
------------------------------------------------------------------------------------------

*  PERFORMANCE INCEPTION DATE OF UBS U.S. EQUITY RELATIONSHIP FUND.

ALL TOTAL RETURNS OVER 1 YEAR ARE AVERAGE ANNUALIZED RETURNS.

ILLUSTRATION OF AN ASSUMED INVESTMENT OF $100,000

This chart shows the growth in the value of an investment in UBS U.S. Equity Relationship Fund and the Wilshire 5000 Index if you had invested $100,000 on August 31, 1997.

Past performance is no guarantee of future results. Share price and return will vary with market conditions; investors may realize a gain or loss upon redemption.

[CHART]

UBS U.S. EQUITY RELATIONSHIP FUND VS. WILSHIRE 5000 INDEX+

            UBS U.S.                     WILSHIRE 5000
            EQUITY RELATIONSHIP FUND     INDEX
 8/31/97                   $ 100,000         $ 100,000
 9/30/97                   $ 104,257         $ 105,901
10/31/97                   $  98,531         $ 102,373
11/30/97                   $ 100,718         $ 105,725
12/31/97                   $ 103,067         $ 107,679
 1/31/98                   $ 103,809         $ 108,264
 2/28/98                   $ 112,855         $ 116,145
 3/31/98                   $ 119,441         $ 121,958
 4/30/98                   $ 118,337         $ 123,406
 5/31/98                   $ 116,730         $ 120,122
 6/30/98                   $ 117,597         $ 124,334
 7/31/98                   $ 114,727         $ 121,609
 8/31/98                   $  98,428         $ 102,671
 9/30/98                   $ 105,613         $ 109,378
10/31/98                   $ 113,721         $ 117,515
11/30/98                   $ 118,588         $ 124,915
12/31/98                   $ 123,079         $ 132,909
 1/31/99                   $ 122,444         $ 137,794
 2/28/99                   $ 118,063         $ 132,799
 3/31/99                   $ 121,869         $ 137,924
 4/30/99                   $ 132,496         $ 144,535
 5/31/99                   $ 130,852         $ 141,371
 6/30/99                   $ 135,899         $ 148,690
 7/31/99                   $ 130,382         $ 143,923
 8/31/99                   $ 126,096         $ 142,581
 9/30/99                   $ 117,234         $ 138,856
10/31/99                   $ 117,455         $ 147,686
11/30/99                   $ 118,317         $ 152,632
12/31/99                   $ 119,159         $ 164,222
 1/31/00                   $ 111,309         $ 157,405
 2/29/00                   $ 102,307         $ 160,931
 3/31/00                   $ 112,479         $ 170,489
 4/30/00                   $ 117,118         $ 161,607
 5/31/00                   $ 118,471         $ 155,963
 6/30/00                   $ 114,724         $ 162,839
 7/31/00                   $ 115,213         $ 159,520
 8/31/00                   $ 122,652         $ 171,100
 9/30/00                   $ 118,541         $ 163,116
10/31/00                   $ 122,805         $ 159,650
11/30/00                   $ 119,938         $ 143,768
12/31/00                   $ 124,626         $ 146,331
 1/31/01                   $ 130,518         $ 151,936
 2/28/01                   $ 126,239         $ 137,526
 3/31/01                   $ 120,936         $ 128,267
 4/30/01                   $ 127,270         $ 138,823
 5/31/01                   $ 130,930         $ 140,206
 6/30/01                   $ 128,948         $ 137,856
  7/1/01                   $ 128,152         $ 135,580
  8/1/01                   $ 123,676         $ 127,375
  9/1/01                   $ 113,201         $ 115,933
 10/1/01                   $ 115,583         $ 118,882
 11/1/01                   $ 125,375         $ 127,973
 12/1/01                   $ 128,484         $ 130,273
  1/1/02                   $ 128,495         $ 128,655
  2/1/02                   $ 127,758         $ 126,011
  3/1/02                   $ 133,042         $ 131,526
  4/1/02                   $ 129,488         $ 125,104
  5/1/02                   $ 128,036         $ 123,633
  6/1/02                   $ 119,588         $ 114,942

8/31/1997 = $100,000                                        DATA THROUGH 6/30/02

TOP TEN U.S. EQUITY HOLDINGS

AS OF JUNE 30, 2002 (UNAUDITED)

                                       PERCENTAGE OF
                                         NET ASSETS
----------------------------------------------------
Wells  Fargo & Co.                           3.2%
Burlington Northern Santa Fe Corp.           3.0
Citigroup, Inc.                              3.0
Microsoft Corp.                              2.7
GreenPoint Financial Corp.                   2.5
Masco Corp.                                  2.4%
Wyeth, Inc.                                  2.4
United Health Group, Inc.                    2.3
Johnson & Johnson                            2.3
Allergan, Inc.                               2.3
----------------------------------------------------
Total                                       26.1%

+ FUND RETURNS ARE NET OF ALL FEES AND COSTS, WHILE THE INDEX RETURNS ARE BASED SOLELY ON MARKET RETURNS WITHOUT DEDUCTION FOR FEES OR TRANSACTION COSTS FOR REBALANCING.

UBS U.S. EQUITY RELATIONSHIP FUND -- SCHEDULE OF INVESTMENTS

JUNE 30, 2002 (UNAUDITED)

                                                      SHARES          VALUE
                                                   ------------   ------------
U.S. EQUITIES -- 96.49%
AUTOS/DURABLES -- 1.61%
Johnson Controls, Inc.                                    4,200   $    342,762
W.W. Grainger, Inc.                                       7,900        395,790
                                                                  ------------
                                                                       738,552
                                                                  ------------
BANKS -- 8.06%
FleetBoston Financial Corp.                              18,241        590,096
GreenPoint Financial Corp.                               23,600      1,158,760
PNC Financial Services Group                              9,300        486,204
Wells Fargo & Co.                                        29,400      1,471,764
                                                                  ------------
                                                                     3,706,824
                                                                  ------------
BROADCASTING -- 0.47%
AOL Time Warner, Inc. (b)                                14,500        213,295
                                                                  ------------
CAPITAL GOODS -- 4.73%
Illinois Tool Works, Inc.                                15,000      1,033,800
Martin Marietta Materials, Inc.                          14,263        556,257
Pentair, Inc.                                            12,200        586,576
                                                                  ------------
                                                                     2,176,633
                                                                  ------------
CHEMICALS -- 3.08%
Dow Chemical Co.                                         14,500        498,510
Eastman Chemical Co.                                      7,600        356,440
IMC Global, Inc.                                         24,400        305,000
Waters Corp. (b)                                          9,600        256,320
                                                                  ------------
                                                                     1,416,270
                                                                  ------------
COMPUTER SOFTWARE -- 3.08%
BEA Systems, Inc. (b)                                    19,900        187,259
Microsoft Corp. (b)                                      22,700      1,228,524
                                                                  ------------
                                                                     1,415,783
                                                                  ------------
COMPUTER SYSTEMS -- 2.02%
Hewlett-Packard Co.                                      26,298        401,834
Intel Corp.                                              26,800        489,636
Sapient Corp. (b)                                        33,400         35,404
                                                                  ------------
                                                                       926,874
                                                                  ------------
ELECTRIC COMPONENTS -- 2.69%
Advanced Micro Devices, Inc. (b)                         20,100        195,372
Consolidated Edison, Inc.                                14,200        592,850
Texas Instruments, Inc.                                  19,000        450,300
                                                                  ------------
                                                                     1,238,522
                                                                  ------------
ENERGY -- 5.51%
Conoco, Inc.                                             18,500        514,300
Exxon Mobil Corp.                                        20,700        847,044
FirstEnergy Corp.                                        21,560        719,673
Kerr-McGee Corp.                                          4,400        235,620
Sempra Energy                                             9,700        214,661
                                                                  ------------
                                                                     2,531,298
                                                                  ------------
FINANCIAL SERVICES -- 14.24%
American International Group, Inc.                       14,153   $    965,659
Anthem, Inc. (b)                                          8,900        598,258
Citigroup, Inc.                                          35,360      1,370,200
First Data Corp.                                          8,648        325,684
Freddie Mac                                              16,500      1,009,800
Hartford Financial Services Group, Inc. (The)             5,800        344,926
J.P. Morgan Chase & Co.                                  21,700        736,064
Morgan Stanley                                           14,700        633,276
U.S. Bancorp                                             24,200        565,070
                                                                  ------------
                                                                     6,548,937
                                                                  ------------
HEALTH: DRUGS -- 9.51%
Abbott Laboratories, Inc.                                21,700        817,005
Allergan, Inc.                                           15,700      1,047,975
Bristol-Myers Squibb Co.                                 10,600        272,420
Cephalon, Inc. (b)                                       10,100        456,520
SICOR, Inc. (b)                                          36,800        682,272
Wyeth, Inc.                                              21,400      1,095,680
                                                                  ------------
                                                                     4,371,872
                                                                  ------------
HEALTH: NON-DRUGS -- 7.04%
Baxter International, Inc.                               10,300        457,732
Beckman Coulter, Inc.                                    13,200        658,680
Johnson & Johnson                                        20,274      1,059,519
United Health Group, Inc.                                11,600      1,061,980
                                                                  ------------
                                                                     3,237,911
                                                                  ------------
HOUSING/PAPER -- 2.49%
American Standard Companies, Inc. (b)                     9,900        743,490
Kimberly-Clark Corp.                                      6,500        403,000
                                                                  ------------
                                                                     1,146,490
                                                                  ------------
INDUSTRIAL COMPONENTS -- 1.19%
Ingersoll-Rand Co., Class A                              12,000        547,920
                                                                  ------------
LEISURE & Tourism -- 1.01%
Royal Caribbean Cruises Ltd.                             23,800        464,100
                                                                  ------------
METALS-NON-FERROUS -- 2.43%
Masco Corp.                                              41,200      1,116,932
                                                                  ------------
RETAIL/APPAREL -- 6.02%
Costco Wholesale Corp. (b)                               17,900        691,298
Kroger Co. (b)                                           26,600        529,340
Newell Rubbermaid, Inc.                                  23,300        816,898
RadioShack Corp.                                         13,400        402,804
TJX Companies, Inc.                                      16,800        329,448
                                                                  ------------
                                                                     2,769,788
                                                                  ------------
SERVICES/MISCELLANEOUS -- 9.21%
Computer Sciences Corp. (b)                               5,000        239,000
Electronic Data Systems Corp.                            18,800        698,420
Household International, Inc.                            15,000        745,500
McGraw-Hill Cos., Inc.                                    5,300        316,410
MeadWestvaco Corp.                                       11,600        389,296
Omnicom Group                                            13,600        622,880
Viacom, Inc., Class B (b)                                20,500        909,585
Viad Corp.                                               12,100        314,600
                                                                  ------------
                                                                     4,235,691
                                                                  ------------

                                       14

                                                      SHARES          VALUE
                                                   ------------   ------------
TECHNOLOGY -- 1.65%
United Technologies Corp.                                11,200   $    760,480
                                                                  ------------
TELECOMMUNICATIONS EQUIPMENT -- 0.35%
CommScope, Inc. (b)                                      13,000        162,500
                                                                  ------------
TELECOMMUNICATION SERVICES -- 3.28%
Motorola, Inc.                                           34,715        500,590
Nextel Communications, Inc., Class A (b)                134,600        432,066
SBC Communications, Inc.                                 18,900        576,450
                                                                  ------------
                                                                     1,509,106
                                                                  ------------
TRANSPORTATION -- 3.02%
Burlington Northern Santa Fe Corp.                       46,300      1,389,000
                                                                  ------------
UTILITIES -- 3.80%
CMS Energy Corp.                                         21,200        232,776
Entergy Corp.                                             9,300        394,692
Exelon Corp.                                             12,400        648,520
Progress Energy, Inc.                                     9,100        473,291
                                                                  ------------
                                                                     1,749,279
                                                                  ------------
Total Equities (Cost $45,492,284)                                   44,374,057
                                                                  ------------
SHORT-TERM INVESTMENTS -- 3.67%
OTHER -- 3.53%
UBS Supplementary Trust
  U.S. Cash Management Prime Fund                     1,622,052   $  1,622,052
                                                                  ------------

                                                       FACE
                                                      AMOUNT
                                                   ------------
U.S. GOVERNMENT OBLIGATIONS -- 0.14%
U.S. Treasury Bill, due 08/08/02                   $     65,000         64,886
                                                                  ------------
Total Short-Term Investments
 (Cost $1,686,929)                                                   1,686,938
                                                                  ------------
Total Investments
 (Cost $47,179,213) -- 100.16% (a)                                  46,060,995
Liabilities, less cash and
 other assets -- (0.16)%                                               (72,685)
                                                                  ------------
Net Assets -- 100%                                                $ 45,988,310
                                                                  ============

NOTES TO SCHEDULE OF INVESTMENTS
(a) Aggregate cost for federal income tax purposes was $47,179,213; and net unrealized depreciation consisted of:

            Gross unrealized appreciation                        $  4,338,498
            Gross unrealized depreciation                          (5,456,716)
                                                                 ------------
                     Net unrealized depreciation                 $ (1,118,218)
                                                                 ============

(b) Non-income producing security.
%   Represents a percentage of net assets

                 See accompanying notes to financial statements.

UBS U.S. LARGE CAP EQUITY RELATIONSHIP FUND

TOTAL RETURN

                                                     6 MONTHS      1 YEAR       3 YEARS     ANNUALIZED
                                                       ENDED        ENDED        ENDED       4/30/99*
                                                      6/30/02      6/30/02      6/30/02     TO 6/30/02
------------------------------------------------------------------------------------------------------
UBS U.S. LARGE CAP EQUITY RELATIONSHIP FUND            -8.81%       -9.94%       -8.14%        -7.83%
------------------------------------------------------------------------------------------------------
S&P 500 Index                                         -13.16       -17.99        -9.18         -7.84
------------------------------------------------------------------------------------------------------

* PERFORMANCE INCEPTION DATE OF UBS U.S. LARGE CAP EQUITY RELATIONSHIP FUND. ALL TOTAL RETURNS OVER 1 YEAR ARE AVERAGE ANNUALIZED RETURNS.

ILLUSTRATION OF AN ASSUMED INVESTMENT OF $100,000

This chart shows the growth in the value of an investment in UBS U.S. Large Cap Equity Relationship Fund and the S&P 500 Index if you had invested $100,000 on April 30, 1999.

Past performance is no guarantee of future results. Share price and return will vary with market conditions; investors may realize a gain or loss upon redemption.

[CHART]

UBS U.S. LARGE CAP EQUITY RELATIONSHIP FUND VS. S&P 500 INDEX+

                  UBS U.S. LARGE CAP          S&P 500
            EQUITY RELATIONSHIP FUND            INDEX
 4/30/99                   $ 100,000        $ 100,000
 5/31/99                   $  97,074        $  97,639
 6/30/99                   $  99,706        $ 103,057
 7/31/99                   $  94,900        $  99,840
 8/31/99                   $  92,286        $  99,347
 9/30/99                   $  84,256        $  96,623
10/31/99                   $  83,956        $ 102,738
11/30/99                   $  83,199        $ 104,826
12/31/99                   $  81,963        $ 111,001
 1/31/00                   $  76,119        $ 105,424
 2/29/00                   $  69,070        $ 103,429
 3/31/00                   $  74,717        $ 113,547
 4/30/00                   $  77,521        $ 110,132
 5/31/00                   $  78,886        $ 107,872
 6/30/00                   $  76,345        $ 110,532
 7/31/00                   $  76,224        $ 108,804
 8/31/00                   $  81,803        $ 115,562
 9/30/00                   $  79,254        $ 109,460
10/31/00                   $  83,325        $ 108,998
11/30/00                   $  81,380        $ 100,405
12/31/00                   $  84,772        $ 100,896
 1/31/01                   $  88,214        $ 104,476
 2/28/01                   $  85,304        $  94,950
 3/31/01                   $  82,639        $  88,935
 4/30/01                   $  85,196        $  95,846
 5/31/01                   $  87,405        $  96,489
 6/30/01                   $  85,814        $  94,141
 7/31/01                   $  85,486        $  93,214
 8/31/01                   $  82,269        $  87,379
 9/30/01                   $  76,607        $  80,322
10/31/01                   $  77,184        $  81,854
11/30/01                   $  82,976        $  88,133
12/31/01                   $  84,750        $  88,905
 1/31/02                   $  84,568        $  87,608
 2/28/02                   $  83,887        $  85,918
 3/31/02                   $  87,156        $  89,149
 4/30/02                   $  84,043        $  83,744
 5/31/02                   $  83,220        $  83,127
 6/30/02                   $  77,283        $  77,205

4/30/99 = $100,000                                          DATA THROUGH 6/30/02

TOP TEN EQUITY HOLDINGS

AS OF JUNE 30, 2002 (UNAUDITED)

                                      PERCENTAGE OF
                                       NET ASSETS
---------------------------------------------------
Wells Fargo & Co.                            4.2%
Masco Corp.                                  4.0
Illinois Tool Works, Inc.                    3.8
United Health Group, Inc.                    3.7
Freddie Mac                                  3.6
Wyeth, Inc.                                  3.4%
Microsoft Corp.                              3.4
Burlington Northern Santa Fe Corp.           3.4
Citigroup, Inc.                              3.3
Newell Rubbermaid, Inc.                      3.0
---------------------------------------------------
Total                                       35.8%

+ FUND RETURNS ARE NET OF ALL FEES AND COSTS, WHILE THE INDEX RETURNS ARE BASED SOLELY ON MARKET RETURNS WITHOUT DEDUCTION FOR FEES OR TRANSACTION COSTS FOR REBALANCING.

UBS U.S. LARGE CAP EQUITY RELATIONSHIP FUND -- SCHEDULE OF INVESTMENTS

JUNE 30, 2002 (UNAUDITED)

                                                      SHARES          VALUE
                                                   ------------   ------------
U.S. EQUITIES -- 98.61%
BANKS -- 8.18%
FleetBoston Financial Corp.                               8,400   $    271,740
PNC Financial Services Group                              4,300        224,804
Wells Fargo & Co.                                        10,500        525,630
                                                                  ------------
                                                                     1,022,174
                                                                  ------------
BROADCASTING -- 0.47%
AOL Time Warner, Inc. (b)                                 4,000         58,840
                                                                  ------------
CAPITAL GOODS -- 3.81%
Illinois Tool Works, Inc.                                 6,900        475,548
                                                                  ------------
CHEMICALS -- 1.38%
Dow Chemical Co.                                          5,000        171,900
                                                                  ------------
COMPUTER SOFTWARE -- 3.51%
Microsoft Corp. (b)                                       8,100        438,372
                                                                  ------------
COMPUTER SYSTEMS -- 2.75%
Hewlett-Packard Co.                                      11,637        177,813
Intel Corp.                                               9,100        166,257
                                                                  ------------
                                                                       344,070
                                                                  ------------
ELECTRIC COMPONENTS -- 1.61%
Texas Instruments, Inc.                                   8,500        201,450
                                                                  ------------
ENERGY -- 8.37%
American Electric Power Co., Inc.                         4,420        176,889
Conoco, Inc.                                              8,700        241,860
Exxon Mobil Corp.                                         8,800        360,096
FirstEnergy Corp.                                         8,000        267,040
                                                                  ------------
                                                                     1,045,885
                                                                  ------------
FINANCIAL SERVICES -- 15.63%
American International Group, Inc.                        4,658        317,815
Citigroup, Inc.                                          10,800        418,500
First Data Corp.                                          4,200        158,172
Freddie Mac                                               7,400        452,880
Hartford Financial Services Group (The)                   2,000        118,940
Morgan Stanley                                            6,300        271,404
U.S. Bancorp                                              9,200        214,820
                                                                  ------------
                                                                     1,952,531
                                                                  ------------
HEALTH: DRUGS -- 9.67%
Abbott Laboratories, Inc.                                 8,550        321,908
Allergan, Inc.                                            4,900        327,075
Bristol-Myers Squibb Co.                                  4,400        113,080
Wyeth, Inc.                                               8,700        445,440
                                                                  ------------
                                                                     1,207,503
                                                                  ------------
HEALTH: NON-DRUGS -- 8.09%
Baxter International, Inc.                                4,200        186,648
Johnson & Johnson                                         7,000        365,820
United Health Group, Inc.                                 5,000        457,750
                                                                  ------------
                                                                     1,010,218
                                                                  ------------
METALS-NON-FERROUS -- 4.14%
Masco Corp.                                              19,100        517,801
                                                                  ------------
RETAIL/APPAREL -- 6.65%
Costco Wholesale Corp. (b)                                7,500   $    289,650
Kroger Co. (b)                                            8,200        163,180
Newell Rubbermaid, Inc.                                  10,800        378,648
                                                                  ------------
                                                                       831,478
                                                                  ------------
SERVICES/MISCELLANEOUS -- 9.81%
Electronic Data Systems Corp.                             6,300        234,045
Household International, Inc.                             4,800        238,560
McGraw-Hill Cos., Inc.                                    2,300        137,310
Omnicom Group, Inc.                                       5,100        233,580
Viacom, Inc., Class B (b)                                 8,600        381,582
                                                                  ------------
                                                                     1,225,077
                                                                  ------------
TECHNOLOGY -- 2.83%
United Technologies Corp.                                 5,200        353,080
                                                                  ------------
TELECOMMUNICATIONS- SERVICES -- 4.32%
Motorola, Inc.                                           10,100        145,642
Nextel Communications, Inc., Class A (b)                 47,800        153,438
SBC Communications, Inc.                                  7,900        240,950
                                                                  ------------
                                                                       540,030
                                                                  ------------
TRANSPORTATION -- 3.39%
Burlington Northern Santa Fe Corp.                       14,100        423,000
                                                                  ------------
UTILITIES -- 4.00%
Entergy Corp.                                             4,300        182,492
Progress Energy, Inc.                                     6,100        317,261
                                                                  ------------
                                                                       499,753
                                                                  ------------
Total U.S. Equities (Cost $12,957,092)                              12,318,710
                                                                  ------------
SHORT-TERM INVESTMENTS -- 1.69%
OTHER -- 1.17%
UBS Supplementary Trust
  U.S. Cash Management Prime Fund                       145,581        145,581
                                                                  ------------

                                                       FACE
                                                      AMOUNT
                                                   ------------
U.S. GOVERNMENT OBLIGATIONS -- 0.52%
U.S. Treasury Bill, due 08/08/02                   $     65,000         64,885
                                                                  ------------
Total Short Term Investments
 (Cost $210,458)                                                       210,466
                                                                  ------------
Total Investments
 (Cost $13,167,550) -- 100.30% (a)                                  12,529,176
Liabilities, less cash and other assets -- (0.30)%                     (37,392)
                                                                  ------------
Net Assets -- 100%                                                $ 12,491,784
                                                                  ============

NOTES TO SCHEDULE OF INVESTMENTS
(a) Aggregate cost for federal income tax purposes was $13,167,550; and net unrealized depreciation consisted of:

            Gross unrealized appreciation                        $  1,010,373
            Gross unrealized depreciation                          (1,648,747)
                                                                 ------------
                     Net unrealized depreciation                 $   (638,374)
                                                                 ============

(b) Non-income producing security.
%   Represents a percentage of net assets.

                 See accompanying notes to financial statements.

UBS U.S. VALUE EQUITY RELATIONSHIP FUND

TOTAL RETURN

                                                     6 MONTHS      1 YEAR       3 YEARS     ANNUALIZED
                                                       ENDED        ENDED        ENDED       6/25/98*
                                                      6/30/02      6/30/02      6/30/02     TO 6/30/02
------------------------------------------------------------------------------------------------------
UBS U.S. VALUE EQUITY RELATIONSHIP FUND                -5.62%       -5.39%        0.17%        4.32%
------------------------------------------------------------------------------------------------------
Russell 1000 Value Index                               -4.78        -8.95        -2.92         1.58
------------------------------------------------------------------------------------------------------

*  INCEPTION DATE OF UBS U.S. VALUE EQUITY RELATIONSHIP FUND.

ALL TOTAL RETURNS OVER 1 YEAR ARE AVERAGE ANNUALIZED RETURNS.

ILLUSTRATION OF AN ASSUMED INVESTMENT OF $100,000

This chart shows the growth in the value of an investment in UBS U.S. Value Equity Relationship Fund and the Russell 1000 Value Index if you had invested $100,000 on June 25, 1998. Past performance is no guarantee of future results. Share price and return will vary with market conditions; investors may realize a gain or loss upon redemption.

[CHART]

UBS U.S. VALUE EQUITY RELATIONSHIP FUND VS. RUSSELL 1000 VALUE INDEX+

             UBS U.S. VALUE               RUSSELL 1000
             EQUITY RELATIONSHIP FUND      VALUE INDEX
 6/25/98                    $ 100,000        $ 100,000
 7/31/98                    $  99,349        $  98,235
 8/31/98                    $  86,495        $  83,616
 9/30/98                    $  93,847        $  88,415
10/31/98                    $  98,600        $  95,264
11/30/98                    $ 103,239        $  99,702
12/31/98                    $ 104,832        $ 103,096
 1/31/99                    $ 102,318        $ 103,901
 2/28/99                    $ 100,242        $ 102,434
 3/31/99                    $ 104,550        $ 104,554
 4/30/99                    $ 116,631        $ 114,319
 5/31/99                    $ 116,502        $ 113,063
 6/30/99                    $ 119,141        $ 116,345
 7/31/99                    $ 114,749        $ 112,939
 8/31/99                    $ 110,949        $ 108,747
 9/30/99                    $ 104,435        $ 104,947
10/31/99                    $ 107,643        $ 110,988
11/30/99                    $ 105,599        $ 110,120
12/31/99                    $ 104,550        $ 110,651
 1/31/00                    $ 100,563        $ 107,041
 2/29/00                    $  89,899        $  99,089
 3/31/00                    $ 102,159        $ 111,179
 4/30/00                    $ 106,496        $ 109,885
 5/31/00                    $ 109,076        $ 111,043
 6/30/00                    $ 103,277        $ 105,968
 7/31/00                    $ 107,176        $ 107,294
 8/31/00                    $ 111,977        $ 113,265
 9/30/00                    $ 113,688        $ 114,301
10/31/00                    $ 117,880        $ 117,111
11/30/00                    $ 116,449        $ 112,763
12/31/00                    $ 122,579        $ 118,413
 1/31/01                    $ 126,287        $ 118,867
 2/28/01                    $ 123,218        $ 115,562
 3/31/01                    $ 119,187        $ 111,477
 4/30/01                    $ 124,909        $ 116,946
 5/31/01                    $ 128,826        $ 119,573
 6/30/01                    $ 126,570        $ 116,922
 7/31/01                    $ 128,058        $ 116,673
 8/31/01                    $ 123,199        $ 111,999
 9/30/01                    $ 116,207        $ 104,116
10/31/01                    $ 116,188        $ 103,221
11/30/01                    $ 124,509        $ 109,221
12/31/01                    $ 126,885        $ 111,793
 1/31/02                    $ 125,872        $ 110,932
 2/28/02                    $ 126,365        $ 111,111
 3/31/02                    $ 131,811        $ 116,367
 4/30/02                    $ 127,855        $ 112,375
 5/31/02                    $ 127,444        $ 112,940
 6/30/02                    $ 119,749        $ 106,454

6/25/98 = $100,000                                          DATA THROUGH 6/30/02

TOP TEN U.S. EQUITY HOLDINGS

AS OF JUNE 30, 2002 (UNAUDITED)

                                    PERCENTAGE OF
                                      NET ASSETS
-------------------------------------------------
Citigroup, Inc.                           4.7%
Wells Fargo & Co.                         4.2
Exxon Mobil Corp.                         3.9
American International Group, Inc.        3.4
GreenPoint Financial Corp.                3.4
Progress Energy, Inc.                     3.3%
Conoco, Inc.                              3.2
JP Morgan Chase & Co.                     3.1
United Health Group, Inc.                 2.9
Wyeth, Inc.                               2.8
-------------------------------------------------
Total                                    34.9%

+ FUND RETURNS ARE NET OF ALL FEES AND COSTS, WHILE THE INDEX RETURNS ARE BASED SOLELY ON MARKET RETURNS WITHOUT DEDUCTION FOR FEES OR TRANSACTION COSTS FOR REBALANCING.

UBS U.S. VALUE EQUITY RELATIONSHIP FUND -- SCHEDULE OF INVESTMENT

JUNE 30, 2002 (UNAUDITED)

                                                      SHARES           VALUE
                                                   -------------   -------------
U.S. EQUITIES -- 98.26%
AUTOS/DURABLES -- 0.99%
Johnson Controls, Inc.                                    13,100   $   1,069,091
                                                                   -------------
BANKS -- 11.64%
FleetBoston Financial Corp.                               65,600       2,122,160
GreenPoint Financial Corp.                                74,700       3,667,770
PNC Financial Services Group                              41,900       2,190,532
Wells Fargo & Co.                                         91,400       4,575,484
                                                                   -------------
                                                                      12,555,946
                                                                   -------------
CAPITAL GOODS -- 5.61%
Illinois Tool Works, Inc.                                 42,200       2,908,424
Martin Marietta Materials, Inc.                           35,600       1,388,400
Pentair, Inc.                                             36,600       1,759,728
                                                                   -------------
                                                                       6,056,552
                                                                   -------------
CHEMICALS -- 2.57%
Dow Chemical Co.                                          80,500       2,767,590
                                                                   -------------
ENERGY -- 10.19%
Conoco, Inc.                                             122,700       3,411,060
Exxon Mobil Corp.                                        103,900       4,251,588
FirstEnergy Corp.                                         69,350       2,314,903
Sempra Energy                                             45,900       1,015,767
                                                                   -------------
                                                                      10,993,318
                                                                   -------------
FINANCIAL SERVICES -- 19.79%
American International Group, Inc.                        54,384       3,710,621
Citigroup, Inc.                                          130,359       5,051,411
First Data Corp.                                          30,600       1,152,396
Freddie Mac                                               45,300       2,772,360
Hartford Financial Services Group (The)                   24,100       1,433,227
J.P. Morgan Chase & Co.                                   98,600       3,344,512
Morgan Stanley                                            55,500       2,390,940
U.S. Bancorp                                              64,000       1,494,400
                                                                   -------------
                                                                      21,349,867
                                                                   -------------
HEALTH: DRUGS -- 6.63%
Abbott Laboratories, Inc.                                 59,900       2,255,235
Bristol-Myers Squibb Co.                                  26,300         675,910
Cephalon, Inc. (b)                                        27,500       1,243,000
Wyeth, Inc.                                               58,200       2,979,840
                                                                   -------------
                                                                       7,153,985
                                                                   -------------
HEALTH: NON-DRUGS -- 6.38%
Baxter International, Inc.                                20,300         902,132
Beckman Coulter, Inc.                                     23,450       1,170,155
Johnson & Johnson                                         31,700       1,656,642
United Health Group, Inc.                                 34,400       3,149,320
                                                                   -------------
                                                                       6,878,249
                                                                   -------------
LEISURE & TOURISM -- 0.94%
Walt Disney Co. (The)                                     53,600       1,013,040
                                                                   -------------
METALS-NON-FERROUS -- 2.26%
Masco Corp.                                               89,800       2,434,478
                                                                   -------------
RETAIL/APPAREL -- 4.68%
Kroger Co. (b)                                           122,700   $   2,441,730
Newell Rubbermaid, Inc.                                   74,300       2,604,958
                                                                   -------------
                                                                       5,046,688
                                                                   -------------
SERVICES/MISCELLANEOUS -- 6.16%
Electronic Data Systems Corp.                             51,400       1,909,510
Household International, Inc.                             54,100       2,688,770
Viacom, Inc., Class B (b)                                 46,000       2,041,020
                                                                   -------------
                                                                       6,639,300
                                                                   -------------
TECHNOLOGY -- 1.98%
United Technologies Corp.                                 31,500       2,138,850
                                                                   -------------
TELECOMMUNICATIONS EQUIPMENT -- 0.58%
CommScope, Inc. (b)                                       49,800         622,500
                                                                   -------------
TELECOMMUNICATION SERVICES -- 6.84%
AT&T Wireless Services, Inc. (b)                          12,739          74,523
BellSouth Corp.                                           39,850       1,255,275
Motorola, Inc.                                            78,700       1,134,854
Nextel Communications, Inc., Class A (b)                 376,600       1,208,886
SBC Communications, Inc.                                  56,800       1,732,400
Sprint Corp.                                              62,900         667,369
Verizon Communications, Inc.                              32,500       1,304,875
                                                                   -------------
                                                                       7,378,182
                                                                   -------------
TRANSPORTATION -- 4.32%
Burlington Northern Santa Fe Corp.                        68,600       2,058,000
Norfolk Southern Corp.                                   111,100       2,597,518
                                                                   -------------
                                                                       4,655,518
                                                                   -------------
UTILITIES -- 6.70%
CMS Energy Corp.                                          67,900         745,542
DTE Energy Co.                                            35,800       1,598,112
Exelon Corp.                                              25,000       1,307,500
Progress Energy, Inc.                                     68,800       3,578,288
                                                                   -------------
                                                                       7,229,442
                                                                   -------------
Total U.S. Equities (Cost $111,409,349)                              105,982,596
                                                                   -------------
SHORT-TERM INVESTMENTS -- 1.61%
OTHER -- 1.51%
UBS Supplementary Trust
  U.S. Cash Management Prime Fund                      1,630,553   $   1,630,553
                                                                   -------------

                                                       FACE
                                                      AMOUNT
                                                   -------------
U.S. GOVERNMENT OBLIGATION -- 0.10%
U.S. Treasury Bill, due 08/08/02                   $     110,000         109,806
                                                                   -------------
Total Short-Term Investments
 (Cost $1,740,345)                                                     1,740,359
                                                                   -------------
Total Investments
 (Cost $113,149,694)-- 99.87% (a)                                    107,722,955
Cash and other assets, less liabilities -- 0.13%                         135,973
                                                                   -------------
Net Assets -- 100%                                                 $ 107,858,928
                                                                   =============

NOTES TO SCHEDULE OF INVESTMENTS
(a) Aggregate cost for federal income tax purposes was $113,149,694; and net unrealized depreciation consisted of:

            Gross unrealized appreciation                        $  9,805,062
            Gross unrealized depreciation                         (15,231,801)
                                                                 ------------
                     Net unrealized depreciation                 $ (5,426,739)
                                                                 ============

(b) Non-income producing security.
%   Represents a percentage of net assets.

FUTURES CONTRACTS
UBS U.S. Value Relationship Fund had the following open futures contracts as of June 30, 2002:

                                        EXPIRATION                  CURRENT    UNREALIZED
                                           DATE          COST        VALUE        LOSS
                                      --------------   ---------   ---------   ----------
INDEX FUTURES BUY CONTRACTS:
S&P 500 Index, 2 contracts            September 2002   $ 515,489   $ 495,050   $  (20,439)
                                                                               ==========

The aggregate market value of investments pledged to cover margin requirements for the open futures positions at June 30, 2002 was $109,806.

                 See accompanying notes to financial statements.

UBS U.S. SMALL CAP EQUITY RELATIONSHIP FUND

TOTAL RETURN

                                       6 MONTHS       1 YEAR       3 YEARS      5 YEARS     ANNUALIZED
                                         ENDED         ENDED        ENDED        ENDED       4/30/95*
                                        6/30/02       6/30/02      6/30/02      6/30/02     TO 6/30/02
------------------------------------------------------------------------------------------------------
UBS U.S. SMALL CAP
EQUITY RELATIONSHIP FUND                  7.83%         8.82%       11.75%        9.49%        14.80%
------------------------------------------------------------------------------------------------------
Russell 2000 Index                       -4.70         -8.60         2.32         5.14         10.24
------------------------------------------------------------------------------------------------------

*  PERFORMANCE INCEPTION DATE OF UBS U.S. SMALL CAP EQUITY RELATIONSHIP FUND.

ALL TOTAL RETURNS OVER 1 YEAR ARE AVERAGE ANNUALIZED RETURNS.

ILLUSTRATION OF AN ASSUMED INVESTMENT OF $100,000

This chart shows the growth in the value of an investment in UBS U.S. Small Cap Equity Relationship Fund and the Russell 2000 Index if you had invested $100,000 on April 30, 1995. Past performance is no guarantee of future results. Share price and return will vary with market conditions; investors may realize a gain or loss upon redemption.

[CHART]

UBS U.S. SMALL CAP EQUITY RELATIONSHIP FUND VS. RUSSELL 2000 INDEX+

           UBS U.S. SMALL                      RUSSELL 2000
           CAP EQUITY RELATIONSHIP FUND        INDEX
 4/30/95                      $ 100,000           $ 100,000
 5/31/95                      $ 100,802           $ 102,030
 6/30/95                      $ 105,306           $ 107,958
 7/31/95                      $ 109,310           $ 114,392
 8/31/95                      $ 113,508           $ 117,835
 9/30/95                      $ 113,864           $ 120,475
10/31/95                      $ 112,673           $ 114,391
11/30/95                      $ 117,557           $ 117,308
12/31/95                      $ 119,936           $ 119,959
 1/31/96                      $ 118,542           $ 120,835
 2/29/96                      $ 121,360           $ 124,279
 3/31/96                      $ 125,800           $ 127,895
 4/30/96                      $ 134,578           $ 137,283
 5/31/96                      $ 141,097           $ 146,233
 6/30/96                      $ 135,051           $ 139,755
 7/31/96                      $ 126,673           $ 126,283
 8/31/96                      $ 135,902           $ 132,155
 9/30/96                      $ 140,758           $ 136,476
10/31/96                      $ 142,806           $ 134,334
11/30/96                      $ 148,199           $ 138,203
12/31/96                      $ 152,509           $ 142,100
 1/31/97                      $ 154,820           $ 146,931
 2/28/97                      $ 153,430           $ 143,038
 3/31/97                      $ 149,872           $ 135,628
 4/30/97                      $ 147,152           $ 132,536
 5/31/97                      $ 161,939           $ 147,685
 6/30/97                      $ 171,055           $ 156,561
 7/31/97                      $ 183,111           $ 164,561
 8/31/97                      $ 191,388           $ 170,222
 9/30/97                      $ 205,843           $ 184,606
10/31/97                      $ 199,239           $ 177,074
11/30/97                      $ 198,700           $ 173,745
12/31/97                      $ 200,635           $ 174,527
 1/31/98                      $ 198,854           $ 173,305
 2/28/98                      $ 211,131           $ 185,610
 3/31/98                      $ 219,726           $ 194,686
 4/30/98                      $ 224,013           $ 197,548
 5/31/98                      $ 214,001           $ 186,683
 6/30/98                      $ 211,458           $ 185,226
 7/31/98                      $ 196,004           $ 172,390
 8/31/98                      $ 164,747           $ 137,602
 9/30/98                      $ 170,480           $ 145,968
10/31/98                      $ 174,399           $ 150,873
11/30/98                      $ 182,545           $ 160,544
12/31/98                      $ 189,356           $ 167,559
 1/31/99                      $ 194,368           $ 170,341
 2/28/99                      $ 175,428           $ 156,969
 3/31/99                      $ 167,446           $ 158,633
 4/30/99                      $ 181,038           $ 174,020
 5/31/99                      $ 185,942           $ 176,317
 6/30/99                      $ 192,865           $ 187,760
 7/31/99                      $ 194,388           $ 185,263
 8/31/99                      $ 186,123           $ 179,075
 9/30/99                      $ 185,192           $ 178,699
10/31/99                      $ 180,003           $ 178,396
11/30/99                      $ 186,670           $ 191,525
12/31/99                      $ 194,892           $ 212,708
 1/31/00                      $ 193,974           $ 211,007
 2/29/00                      $ 204,125           $ 236,770
 3/31/00                      $ 210,325           $ 231,940
 4/30/00                      $ 206,710           $ 211,344
 5/31/00                      $ 197,780           $ 201,009
 6/30/00                      $ 204,940           $ 218,799
 7/31/00                      $ 210,175           $ 211,759
 8/31/00                      $ 220,429           $ 227,917
 9/30/00                      $ 217,659           $ 221,218
10/31/00                      $ 213,730           $ 211,343
11/30/00                      $ 202,292           $ 189,648
12/31/00                      $ 213,920           $ 205,936
 1/31/01                      $ 235,948           $ 216,657
 2/28/01                      $ 226,842           $ 202,442
 3/31/01                      $ 218,387           $ 192,539
 4/30/01                      $ 228,858           $ 207,601
 5/31/01                      $ 244,670           $ 212,704
 6/30/01                      $ 247,386           $ 220,049
 7/31/01                      $ 243,044           $ 208,137
 8/31/01                      $ 240,350           $ 201,415
 9/30/01                      $ 211,278           $ 174,303
10/31/01                      $ 221,230           $ 184,502
11/30/01                      $ 238,394           $ 198,786
12/31/01                      $ 249,640           $ 211,055
 1/31/02                      $ 256,690           $ 208,860
 2/28/02                      $ 259,033           $ 203,143
 3/31/02                      $ 277,162           $ 219,463
 4/30/02                      $ 287,299           $ 221,462
 5/31/02                      $ 282,596           $ 211,634
 6/30/02                      $ 269,197           $ 201,133

4/30/95 = $100,000                                          DATA THROUGH 6/30/02

TOP TEN U.S. EQUITY HOLDINGS

AS OF JUNE 30, 2002 (UNAUDITED)

                                      PERCENTAGE OF
                                       NET ASSETS
---------------------------------------------------
City National Corp.                         2.9%
Russ Berrie & Co., Inc.                     2.8
AmerUs Group Co.                            2.8
Shaw Group, Inc.                            2.5
Fidelity National Financial, Inc.           2.5
North Fork Bancorporation, Inc.             2.4%
Hibernia Corp.                              2.1
School Specialty, Inc.                      2.1
Snap-On, Inc.                               1.9
Wallace Computer Services, Inc.             1.9
---------------------------------------------------
Total                                      23.9%

+ FUND RETURNS ARE NET OF ALL FEES AND COSTS, WHILE THE INDEX RETURNS ARE BASED SOLELY ON MARKET RETURNS WITHOUT DEDUCTION FOR FEES OR TRANSACTION COSTS FOR REBALANCING.

UBS U.S. SMALL CAP EQUITY RELATIONSHIP FUND -- SCHEDULE OF INVESTMENTS

JUNE 30, 2002 (UNAUDITED)

                                                      SHARES           VALUE
                                                   -------------   -------------
U.S. EQUITIES -- 93.50%
AUTOS/DURABLES -- 3.17%
Federal Signal Corp.                                     108,900   $   2,613,600
Stanley Furniture Co., Inc. (b)                           43,086       1,152,551
Watsco, Inc.                                              77,500       1,415,150
                                                                   -------------
                                                                       5,181,301
                                                                   -------------
BANKS -- 9.28%
Colonial Bancgroup, Inc.                                  88,100       1,321,500
FNB Corp.                                                 37,905       1,040,871
Greater Bay Bancorp                                       51,200       1,574,912
Hibernia Corp.                                           174,200       3,447,418
IndyMac Bancorp, Inc. (b)                                 87,900       1,993,572
North Fork Bancorporation, Inc.                          100,400       3,996,924
Trustmark Corp.                                           69,400       1,773,170
                                                                   -------------
                                                                      15,148,367
                                                                   -------------
BROADCASTING -- 1.72%
Lodgenet Entertaiment Corp. (b)                          109,800       1,581,010
Valassis Communications, Inc. (b)                         33,800       1,233,700
                                                                   -------------
                                                                       2,814,710
                                                                   -------------
BUSINESS & PUBLIC SERVICE -- 2.01%
New England Business Services, Inc.                       31,800         799,452
Standard Register Co.                                     72,600       2,482,194
                                                                   -------------
                                                                       3,281,646
                                                                   -------------
CAPITAL GOODS -- 0.19%
M & F Worldwide Corp. (b)                                 81,900         311,220
                                                                   -------------
CHEMICALS -- 1.49%
Lubrizol Corp.                                            72,500       2,428,750
                                                                   -------------
COMPUTER SOFTWARE -- 2.29%
International Game Technology (b)                         35,200       1,995,840
Midway Games, Inc. (b)                                   203,900       1,733,150
                                                                   -------------
                                                                       3,728,990
                                                                   -------------
COMPUTER SYSTEMS -- 0.88%
Black Box Corp. (b)                                       14,500         590,585
SBS Technologies, Inc. (b)                                69,100         846,406
                                                                   -------------
                                                                       1,436,991
                                                                   -------------
CONSTRUCTION -- 1.81%
Pulte Corp.                                               21,905       1,259,099
Texas Industries, Inc.                                    53,700       1,691,013
                                                                   -------------
                                                                       2,950,112
                                                                   -------------
ELECTRIC COMPONENTS -- 6.48%
Adtran, Inc. (b)                                          43,100         818,857
CTS Corp.                                                149,200       1,794,876
DQE, Inc.                                                 60,200         842,800
Hawaiian Electric Industries, Inc.                        25,600       1,089,280
Integrated Silicon Solutions, Inc. (b)                   101,700         907,164
Mentor Graphics Corp. (b)                                191,600       2,724,552
Methode Electronics, Inc., Class A                        84,000       1,072,680
Ultratech Stepper, Inc. (b)                               81,900       1,325,961
                                                                   -------------
                                                                      10,576,170
                                                                   -------------
ENERGY -- 1.06%
Peoples Energy Corp.                                      22,800   $     834,252
Stone Energy Corp. (b)                                    22,206         893,792
                                                                   -------------
                                                                       1,728,044
                                                                   -------------
FINANCIAL SERVICES -- 12.03%
Allied Capital Corp.                                     125,260       2,837,139
AmerUs Group Co.                                         124,700       4,620,135
City National Corp.                                       88,900       4,778,375
Eastgroup Properties                                      53,700       1,368,276
FBL Financial Group, Inc.                                 91,183       2,019,703
Fidelity National Financial, Inc.                        127,186       4,019,078
                                                                   -------------
                                                                      19,642,706
                                                                   -------------
FOOD & HOUSE PRODUCTS -- 2.53%
Shaw Group, Inc. (b)                                     134,600       4,132,220
                                                                   -------------
HEALTH: DRUGS -- 1.52%
KV Pharmaceutical Co., Class A (b)                        92,100       2,486,700
                                                                   -------------
HEALTH: NON-DRUGS -- 6.10%
Cooper Companies, Inc.                                    47,800       2,251,380
Inamed Corp. (b)                                          58,050       1,551,096
Mentor Corp.                                              13,300         488,230
Ocular Sciences, Inc. (b)                                 77,300       2,048,450
RehabCare Group, Inc. (b)                                 44,950       1,080,148
Renal Care Group, Inc. (b)                                81,500       2,538,725
                                                                   -------------
                                                                       9,958,029
                                                                   -------------
NON-DURABLES -- 6.96%
Department 56, Inc. (b)                                  167,800       2,731,784
John B. Sanfilippo and Son, Inc. (b)                     127,400         890,526
Russ Berrie & Co., Inc.                                  130,900       4,633,860
Snap-On, Inc.                                            103,400       3,098,898
                                                                   -------------
                                                                      11,355,068
                                                                   -------------
REAL ESTATE -- 3.02%
Kilroy Realty Corp.                                      101,400       2,712,450
Parkway Properties, Inc.                                  61,200       2,215,440
                                                                   -------------
                                                                       4,927,890
                                                                   -------------
RECREATION -- 1.03%
Dover Downs Gaming & Entertainment, Inc.                  68,810         870,447
Jakks Pacific, Inc. (b)                                   45,800         811,118
                                                                   -------------
                                                                       1,681,565
                                                                   -------------
RETAIL/APPAREL -- 9.17%
Aeropostale, Inc.                                          2,900          79,373
Allete, Inc.                                              99,300       2,691,030
Finlay Enterprises, Inc. (b)                              69,500       1,144,665
Genesco, Inc. (b)                                         90,400       2,201,240
Haggar Corp.                                              21,500         345,075
Nautilus Group, Inc. (b)                                  64,100       1,961,460
Party City Corp. (b)                                      79,800       1,300,740
Ross Stores, Inc.                                         44,100       1,797,075
School Specialty, Inc. (b)                               129,100       3,428,896
Trans World Entertainment (b)                              3,000          17,490
                                                                   -------------
                                                                      14,967,044
                                                                   -------------

                                       23

                                                      SHARES           VALUE
                                                   -------------   -------------
SERVICES/MISCELLANEOUS -- 10.82%
Computer Task Group, Inc. (b)                            285,300   $   1,417,941
Handleman Co. (b)                                        117,400       1,697,604
Harte - Hanks Communications, Inc.                        78,000       1,602,900
Interep National Radio Sales, Class A (b)                109,400         426,660
Newpark Resources, Inc. (b)                              257,800       1,894,830
ResortQuest International, Inc. (b)                      247,500       1,497,375
Saga Communications, Inc., Class A (b)                    90,563       2,037,656
Scholastic Corp. (b)                                      32,800       1,243,120
SOS Staffing Services, Inc. (b)                          183,000         137,250
Topps Company (The) (b)                                   62,400         627,744
United Stationers, Inc. (b)                               66,100       2,009,440
Wallace Computer Services, Inc.                          142,600       3,065,900
                                                                   -------------
                                                                      17,658,420
                                                                   -------------
TECHNOLOGY -- 1.82%
Esterline Technologies Corp. (b)                          67,500       1,532,250
InTest Corp. (b)                                         115,200         768,384
Printronix, Inc. (b)                                      52,900         661,250
                                                                   -------------
                                                                       2,961,884
                                                                   -------------
TELECOMMUNICATION SERVICES -- 1.68%
3 Com Corp. (b)                                          471,400       2,074,160
General Communication, Inc., Class A (b)                 100,500         670,335
                                                                   -------------
                                                                       2,744,495
                                                                   -------------
TRANSPORTATION -- 3.57%
Landstar System, Inc. (b)                                 20,350       2,174,397
Offshore Logistics, Inc. (b)                              64,900       1,550,461
Superior Industries International, Inc.                   45,700       2,108,141
                                                                   -------------
                                                                       5,832,999
                                                                   -------------
UTILITIES -- 2.87%
PNM Resources, Inc.                                       95,900   $   2,320,780
UniSource Energy Holding Co.                             127,500       2,367,675
                                                                   -------------
                                                                       4,688,455
                                                                   -------------
Total U.S. Equities (Cost $138,390,747)                              152,623,776
                                                                   -------------
SHORT-TERM INVESTMENTS -- 6.69%
OTHER -- 6.14%
UBS Supplementary Trust
  U.S. Cash Management Prime Fund                     10,021,958      10,021,958
                                                                   -------------

                                                       FACE
                                                      AMOUNT
                                                   -------------
U.S. GOVERNMENT OBLIGATIONS -- 0.55%
U.S. Treasury Bill, due 08/08/02                   $     900,000         898,416
                                                                   -------------
Total Short-Term Investments
  (Cost $10,920,258)                                                  10,920,374
                                                                   -------------
Total Investments
  (Cost $149,311,005) -- 100.19%                                     163,544,150

Liabilities, less cash and other assets-- (0.19)%                       (309,470)
                                                                   -------------
Net Assets -- 100%                                                 $ 163,234,680
                                                                   =============

NOTES TO SCHEDULE OF INVESTMENTS
(a) Aggregate cost for federal income tax purposes was $149,311,005; and net unrealized appreciation consisted of:

            Gross unrealized appreciation                        $ 21,912,825
            Gross unrealized depreciation                          (7,679,680)
                                                                 ------------
                     Net unrealized appreciation                 $ 14,233,145
                                                                 ============

(b) Non-income producing security.
%   Represents a percentage of net assets.

FUTURES CONTRACTS
UBS U.S. Small Cap Equity Relationship Fund had the following open futures contracts as of June 30, 2002:

                                     EXPIRATION                      CURRENT      UNREALIZED
                                        DATE            COST          VALUE          LOSS
                                   --------------   ------------   ------------   ----------
INDEX FUTURES BUY CONTRACTS
S&P 500 Index, 41 Contracts        September 2002   $ 10,567,525   $ 10,148,525   $ (419,000)
                                                                                  ==========

The segregated aggregate market value of investments pledged to cover margin requirements for the open futures positions at June 30, 2002 was $898,416.

                 See accompanying notes to financial statements.

UBS INTERNATIONAL EQUITY RELATIONSHIP FUND

TOTAL RETURN

                                                     6 MONTHS      1 YEAR       3 YEARS     ANNUALIZED
                                                       ENDED        ENDED        ENDED       6/26/98*
                                                      6/30/02      6/30/02      6/30/02     TO 6/30/02
------------------------------------------------------------------------------------------------------
UBS INTERNATIONAL EQUITY RELATIONSHIP FUND              2.59%       -1.19%       -1.09%        0.64%
------------------------------------------------------------------------------------------------------
MCSI World Ex USA (Free) Index                         -1.63        -9.40        -6.42        -3.19
------------------------------------------------------------------------------------------------------

*  INCEPTION DATE OF UBS INTERNATIONAL EQUITY RELATIONSHIP FUND.

ALL TOTAL RETURNS OVER 1 YEAR ARE AVERAGE ANNUALIZED RETURNS.

ILLUSTRATION OF AN ASSUMED INVESTMENT OF $100,000

This chart shows the growth in the value of an investment in UBS International Equity Relationship Fund and the MSCI World Ex USA (Free) Index if you had invested $100,000 on June 26, 1998. Past performance is no guarantee of future results. Share price and return will vary with market conditions; investors may realize a gain or loss upon redemption.

[CHART]

UBS INTERNATIONAL EQUITY RELATIONSHIP FUND VS. MCSI WORLD EX USA (FREE) INDEX+

              UBS INTERNATIONAL          MSCI WORLD
              EQUITY RELATIONSHIP FUND   EX USA (FREE) INDEX
 6/26/98                     $ 100,000             $ 100,000
 7/31/98                     $ 102,447             $ 100,660
 8/31/98                     $  89,742             $  87,808
 9/30/98                     $  87,519             $  85,299
10/31/98                     $  94,752             $  94,198
11/30/98                     $  99,532             $  98,985
12/31/98                     $ 103,223             $ 102,717
 1/31/99                     $ 103,185             $ 102,702
 2/28/99                     $  99,869             $ 100,118
 3/31/99                     $ 103,172             $ 104,257
 4/30/99                     $ 107,932             $ 108,760
 5/31/99                     $ 102,553             $ 103,195
 6/30/99                     $ 106,645             $ 107,178
 7/31/99                     $ 109,917             $ 110,278
 8/31/99                     $ 109,589             $ 110,574
 9/30/99                     $ 108,830             $ 111,809
10/31/99                     $ 111,667             $ 116,131
11/30/99                     $ 114,634             $ 120,177
12/31/99                     $ 125,008             $ 131,240
 1/31/00                     $ 116,063             $ 123,268
 2/29/00                     $ 116,538             $ 126,728
 3/31/00                     $ 120,269             $ 131,933
 4/30/00                     $ 115,843             $ 125,072
 5/31/00                     $ 114,781             $ 122,042
 6/30/00                     $ 121,629             $ 127,310
 7/31/00                     $ 117,251             $ 122,442
 8/31/00                     $ 117,997             $ 124,040
 9/30/00                     $ 113,550             $ 117,613
10/31/00                     $ 110,938             $ 114,407
11/30/00                     $ 110,789             $ 109,788
12/31/00                     $ 116,827             $ 113,564
 1/31/01                     $ 115,750             $ 113,776
 2/28/01                     $ 108,935             $ 104,769
 3/31/01                     $ 102,863             $  97,662
 4/30/01                     $ 109,399             $ 104,486
 5/31/01                     $ 106,335             $ 101,080
 6/30/01                     $ 104,444             $  96,957
 7/31/01                     $ 103,067             $  95,257
 8/31/01                     $ 102,900             $  92,711
 9/30/01                     $  94,746             $  83,347
10/31/01                     $  97,091             $  85,383
11/30/01                     $  99,437             $  88,736
12/31/01                     $ 100,597             $  89,302
 1/31/02                     $  96,710             $  84,759
 2/28/02                     $  97,980             $  85,264
 3/31/02                     $ 103,012             $  89,799
 4/30/02                     $ 104,535             $  90,350
 5/31/02                     $ 106,720             $  91,559
 6/30/02                     $ 103,200             $  87,844

6/26/98 = $100,000                                          DATA THROUGH 6/30/02

+ FUND RETURNS ARE NET OF ALL FEES AND COSTS, WHILE THE INDEX RETURNS ARE BASED SOLELY ON MARKET RETURNS WITHOUT DEDUCTION FOR FEES OR TRANSACTION COSTS FOR REBALANCING.

INDUSTRY DIVERSIFICATION

AS A PERCENTAGE OF NET ASSETS
AS OF JUNE 30, 2002 (UNAUDITED)

INTERNATIONAL EQUITIES
Appliances & Households                        1.51%
Autos/Durables                                 1.82
Banking                                       14.74
Beverages and Tobacco                          2.69
Broadcasting & Publishing                      4.02
Business & Public Service                      0.62
Chemicals                                      2.06
Construction                                   0.74
Data Processing                                0.45
Electric Components                            2.64
Electronics                                    0.95
Energy                                        12.18
Financial Services                            13.33
Food & House Products                          5.98
Forest Products                                2.05
Health & Personal Care                         9.47
Housing/Paper                                  1.05
Industrial Components                          0.46
Leisure & Tourism                              1.06
Machinery & Engineering                        0.61
Multi-Industry                                 2.08
Non-Ferrous Metals                             0.73
Real Estate                                    0.92
Recreation                                     0.55
Retail/Apparel                                 1.09
Services/Miscellaneous                         2.62
Technology                                     0.87
Telecommunications                             7.27
Transportation                                 1.93
Utilities                                      1.52
Wholesale & International Trade                0.45
                                             ------
  Total International Equities                98.46
SHORT-TERM INVESTMENTS                         0.08
                                             ------
  TOTAL INVESTMENTS                           98.54
CASH AND OTHER ASSETS, LESS LIABILITIES        1.46
                                             ------
NET ASSETS                                   100.00%
                                             ======

TOP TEN EQUITY HOLDINGS

AS OF JUNE 30, 2002 (UNAUDITED)

                                      PERCENTAGE OF
                                        NET ASSETS
---------------------------------------------------
Total Fina S.A., Class B                    3.3%
Shell Transport & Trading PLC               2.8
ENI Spa                                     2.1
Novartis AG                                 2.1
Vodafone Group PLC                          1.9
Elsevier NV                                 1.8
BP PLC                                      1.8
GlaxoSmithKline PLC                         1.8
Aventis S.A., Class A                       1.8
Toyota Motor Corp.                          1.8
---------------------------------------------------
Total                                      21.2%

UBS INTERNATIONAL EQUITY RELATIONSHIP FUND -- SCHEDULE OF INVESTMENTS

JUNE 30, 2002 (UNAUDITED)

                                                      SHARES          VALUE
                                                   -------------   -------------
INTERNATIONAL EQUITIES -- 98.46%
AUSTRALIA -- 3.21%
Lion Nathan Ltd.                                         115,819   $     315,351
Mayne Nickless Ltd.                                      168,657         391,992
National Australia Bank Ltd., Preferred                   11,600         405,420
News Corp., Ltd., Preferred                               80,791         371,013
QBE Insurance Group Ltd.                                  81,805         304,944
Rio Tinto Ltd.                                            12,639         237,843
Westpac Banking Corp., Ltd.                              101,160         922,290
                                                                   -------------
                                                                       2,948,853
                                                                   -------------
BELGIUM -- 0.62%
Fortis                                                    26,666         570,948
                                                                   -------------
CANADA -- 3.05%
Alcan Aluminum Ltd.                                       11,260         427,183
Bank of Nova Scotia                                       14,800         486,457
BCE, Inc.                                                 26,700         463,287
Canadian National Railway Co.                              6,600         347,336
Domtar, Inc.                                              16,600         193,734
Nortel Networks Corp.                                     44,100          63,791
NOVA Chemicals Corp.                                       8,500         188,398
Royal Bank of Canada                                      18,100         624,795
                                                                   -------------
                                                                       2,794,981
                                                                   -------------
DENMARK -- 1.02%
Danske Bank A/S                                           25,600         471,370
Novo-Nordisk A/S                                           8,746         289,522
Tele Danmark A/S                                           6,350         175,594
                                                                   -------------
                                                                         936,486
                                                                   -------------
FINLAND -- 3.30%
Nokia Oyj                                                104,014       1,522,367
Sampo Leonia Insurance, Class A                           37,960         296,164
UPM-Kymmene Corp.                                         30,637       1,206,043
                                                                   -------------
                                                                       3,024,574
                                                                   -------------
FRANCE -- 10.84%
Air Liquide                                                  555          85,396
Alcatel S.A                                               16,708         116,165
Aventis S.A., Class A                                     23,471       1,663,155
AXA                                                       31,118         569,157
BNP Paribas                                               19,097       1,056,166
Cap Gemini S.A                                            10,409         413,765
Cie De Saint Gobain                                       18,464         828,779
France Telecom S.A                                         6,950          64,726
Gemplus International S.A. (b)                            46,639          66,788
Sanofi                                                     6,722         408,939
Societe Generale                                          14,598         961,609
Suez S.A                                                  10,211         272,277
Total Fina S.A., Class B                                  18,552       3,012,117
Union du Credit-Bail Immobilier                            6,830         421,580
                                                                   -------------
                                                                       9,940,619
                                                                   -------------
GERMANY -- 3.22%
Allianz AG                                                 3,057         617,251
Altana AG                                                  8,401         455,826
Bayer AG                                                  14,370         460,522
Deutsche Telekom                                          16,100         151,053
E.on AG                                                    4,380   $     254,133
Muenchener Rueckver AG                                     4,274       1,013,036
                                                                   -------------
                                                                       2,951,821
                                                                   -------------
HONG KONG -- 0.76%
Hong Kong Electric Holdings Ltd.                          90,000         336,346
Sun Hung Kai Properties Ltd.                              47,000         357,019
                                                                   -------------
                                                                         693,365
                                                                   -------------
IRELAND -- 1.20%
Bank of Ireland                                           34,192         425,813
CRH PLC                                                   41,437         675,230
                                                                   -------------
                                                                       1,101,043
                                                                   -------------
ITALY -- 3.90%
Assicurazioni Generali Spa                                37,920         898,791
ENI Spa                                                  119,783       1,904,585
San Paolo-imi Spa                                         77,660         779,238
                                                                   -------------
                                                                       3,582,614
                                                                   -------------
JAPAN -- 16.28%
Aiful Corp.                                                9,850         645,929
Bank of Yokohama                                          38,000         161,689
Banyu Pharmaceutical                                      18,000         232,171
Benesse Corp.                                             26,500         484,190
Canon, Inc.                                               21,000         793,676
Daikin Industries Ltd.                                    21,000         384,574
Fuji Photo Film Co., Ltd.                                 30,000         968,630
Kao Corp.                                                 19,000         437,510
KDDI Corp.                                                   117         361,171
Matsushita Electric Industrial Co.                        13,000         177,332
Minebea Co., Ltd.                                         49,000         287,802
Mitsubishi Corp.                                          57,000         412,306
Mitsubishi Estate Co., Ltd.                               51,000         416,986
Mitsui Mining & Smelting Co., Ltd.                        73,000         217,429
Murata Manufacturing Co., Inc.                             7,300         468,964
Nintendo Corp., Ltd.                                       3,400         500,667
Ono Pharmaceutical Co., Ltd.                               1,000          35,708
Orix Corp.                                                 8,000         645,420
Rohm Co.                                                   3,300         492,550
Sanyo Electric                                           104,000         453,796
Sekisui House Ltd.                                        25,000         183,756
Sony Corp.                                                17,300         913,641
Sumitomo Chemical Co.                                     88,000         400,133
Takeda Chemical Industries Ltd.                           22,000         965,460
Takefuji Corp.                                             8,350         580,306
Toyota Motor Corp.                                        62,500       1,658,185
West Japan Railway Co.                                       220         888,370
Yasuda Fire & Marine Insurance Co., Ltd.                 125,000         765,476
                                                                   -------------
                                                                      14,933,827
                                                                   -------------
NETHERLANDS -- 6.99%
ABN AMRO Holdings NV                                      18,039         327,622
Akzo Nobel NV                                             10,017         436,171
Elsevier NV                                              123,691       1,685,763
ING Groep NV                                               6,983         179,306
Koninklijke Ahold NV                                      47,900       1,007,614
Philips Electronics NV                                    25,173         702,813

                                       27

                                                      SHARES          VALUE
                                                   -------------   -------------
Royal KPN NV (b)                                         130,555   $     611,155
Vedior NV                                                 23,574         325,942
VNU NV                                                    21,882         608,122
Wolters Kluwer NV                                         27,874         529,093
                                                                   -------------
                                                                       6,413,601
                                                                   -------------
NORWAY -- 0.46%
Telenor ASA                                              119,900         425,002
                                                                   -------------
PORTUGAL -- 0.92%
Electricidade de Portugal S.A.                           358,367         693,687
Portugal Telecom S.A.                                     21,087         148,902
                                                                   -------------
                                                                         842,589
                                                                   -------------
SINGAPORE -- 1.63%
DBS Group Holdings Ltd.                                   87,000         610,595
Neptune Orient Lines Ltd. (b)                            688,000         397,193
Singapore Technologies Engineering Ltd.                  446,000         487,197
                                                                   -------------
                                                                       1,494,985
                                                                   -------------
SPAIN -- 2.81%
Banco Bilbao Vizcaya                                      98,062       1,108,882
Banco Santander Central Hispano S.A.                     129,686       1,029,742
Telefonica S.A.                                           52,088         437,256
                                                                   -------------
                                                                       2,575,880
                                                                   -------------
SWEDEN -- 3.66%
Nordea AB                                                 61,000         331,864
Sandvik AB                                                16,800         419,520
Svenska Cellulosa AB                                      26,870         956,041
Svenska Handelsbanken AB                                  48,710         744,655
Swedish Match AB                                         109,810         908,064
                                                                   -------------
                                                                       3,360,144
                                                                   -------------
SWITZERLAND -- 7.10%
Compagnie Financiere                                      23,058         524,433
Credit Suisse Group                                       13,562         430,561
Givaudan S.A.                                              1,548         624,068
Nestle S.A.                                                6,743       1,572,143
Novartis AG                                               43,266       1,902,681
Roche Holding AG                                          11,932         901,935
Swiss Re                                                   5,660         553,336
                                                                   -------------
                                                                       6,509,157
                                                                   -------------
UNITED KINGDOM -- 27.49%
Abbey National PLC                                        57,415         675,635
Allied Domecq PLC                                        103,278         677,327
AstraZeneca PLC                                            9,822         406,630
Barclays Bank PLC                                        145,996   $   1,228,428
BOC Group PLC                                             25,103         389,915
BP PLC                                                   200,590       1,684,731
Brambles Industries PLC                                   61,188         306,155
BT Group PLC (b)                                         205,509         789,407
Carlton Communications PLC                               147,202         471,197
Charter PLC (b)                                           67,792         171,536
Compass Group PLC                                        105,400         639,431
Dimension Data Holdings PLC (b)                          238,620         149,128
Electrocomponents PLC                                     81,479         456,429
Exel PLC                                                   5,922          75,420
Gallaher Group PLC                                       164,696       1,543,931
GlaxoSmithKline PLC                                       76,990       1,664,103
HSBC Holdings PLC                                         63,418         729,359
Invensys PLC                                             254,637         345,447
Kingfisher PLC                                           100,735         485,602
Lloyds TSB Group PLC                                      60,748         604,665
Matalan PLC                                               67,354         320,323
National Grid Group PLC                                  122,163         867,751
Prudential PLC                                            70,514         644,906
Reckitt Benckiser PLC                                     28,849         517,579
Rentokil Initial PLC                                     139,150         566,323
Rolls-Royce PLC                                          260,991         644,481
Royal Bank of Scotland Group PLC                          57,117       1,619,377
Safeway PLC                                              157,152         674,922
Scottish & Southern Energy PLC                            80,045         791,860
Scottish Power PLC                                        27,452         147,608
Shell Transport & Trading PLC                            342,575       2,584,821
Smurfit (Jefferson) Group PLC                            155,480         475,333
Stagecoach Holdings PLC                                  134,816         128,951
Vodafone Group PLC                                     1,271,594       1,744,459
                                                                   -------------
                                                                      25,223,170
                                                                   -------------
Total International Equities
  (Cost $92,939,659)                                                  90,323,659
                                                                   -------------
SHORT-TERM INVESTMENTS -- 0.08%
OTHER -- 0.08%
UBS Supplementary Trust
  U.S. Cash Management Prime Fund
  (Cost $69,145)                                          69,145          69,145
                                                                   -------------
Total Investments
  (Cost $93,008,804) -- 98.54% (a)                                    90,392,804
Cash and other assets, less liabilities -- 1.46%                       1,343,118
                                                                   -------------
Net Assets -- 100%                                                 $  91,735,922
                                                                   =============

NOTES TO SCHEDULE OF INVESTMENTS
(a) Aggregate cost for federal income tax purposes was $93,008,804; and net unrealized depreciation consisted of:

           Gross unrealized appreciation                         $  5,421,234
           Gross unrealized depreciation                           (8,037,234)
                                                                 ------------
                     Net unrealized depreciation                 $ (2,616,000)
                                                                 ============

(b) Non-income producing security.
%   Represents a percentage of net assets.

FORWARD FOREIGN CURRENCY CONTRACTS

UBS International Equity Relationship Fund had the following open forward foreign currency contracts as of June 30, 2002:

                                                                     SETTLEMENT        LOCAL         CURRENT     UNREALIZED
                                                                        DATE          CURRENCY        VALUE      GAIN/(LOSS)
                                                                     ----------     -----------   ------------   -----------
FORWARD FOREIGN CURRENCY BUY CONTRACTS
Australian Dollar (AUD)                                               07/18/02       11,500,000   $  6,446,716   $   487,724
British Pound (GBP)                                                   07/18/02        2,676,592      4,076,015       137,552
Canadian Dollar (CAD)                                                 07/18/02        3,700,000      2,431,841       129,937
Euro (EUR)                                                            07/18/02        9,477,293      9,353,039     1,034,748
Hong Kong Dollar (HKD)                                                07/18/02          600,000         76,923           (11)
Japanese Yen (JPY)                                                    07/18/02      314,000,000      2,621,915       171,225
Swedish Krona (SEK)                                                   07/18/02        6,600,000        717,293        96,163
Swiss Franc (CHF)                                                     07/18/02        1,600,000      1,075,376       113,976

FORWARD FOREIGN CURRENCY SALE CONTRACTS
Australian Dollar (AUD)                                               07/18/02          800,000        448,467       (20,387)
British Pound (GBP)                                                   07/18/02        7,380,000     11,238,542      (715,519)
Canadian Dollar (CAD)                                                 07/18/02          800,000        525,803       (14,742)
Danish Krone (DKK)                                                    07/18/02        3,400,000        451,642        (5,360)
Euro (EUR)                                                            07/18/02        5,250,000      5,181,169      (244,272)
Hong Kong Dollar (HKD)                                                07/18/02        5,700,000        730,767          (225)
Japanese Yen (JPY)                                                    07/18/02      518,000,000      4,325,325      (357,906)
Singapore Dollar (SGD)                                                07/18/02        1,450,000        821,040       (18,591)
Swedish Krona (SEK)                                                   07/18/02       20,800,000      2,260,559      (224,442)
Swiss Franc (CHF)                                                     07/18/02          550,000        369,660       (39,766)
                                                                                                                 -----------
    Total net unrealized gain on Forward Foreign Currency Contracts                                              $   530,104
                                                                                                                 ===========

                 See accompanying notes to financial statements.

UBS EMERGING MARKETS EQUITY RELATIONSHIP FUND

TOTAL RETURN

                                       6 MONTHS       1 YEAR       3 YEARS      5 YEARS     ANNUALIZED
                                         ENDED         ENDED        ENDED        ENDED      6/30/95(1)
                                        6/30/02       6/30/02      6/30/02      6/30/02     TO 6/30/02
------------------------------------------------------------------------------------------------------
UBS EMERGING MARKETS
EQUITY RELATIONSHIP FUND(2)               3.92%        5.89%       -2.93%        -6.88%       -2.15%
------------------------------------------------------------------------------------------------------
UBS Emerging Markets
Equity Relationship Fund(3)               0.82         2.74        -3.90         -7.44        -2.36
------------------------------------------------------------------------------------------------------
MCSI Emerging Markets (Free) Index        2.07         1.31        -6.30         -8.40        -3.67
------------------------------------------------------------------------------------------------------

(1)  PERFORMANCE INCEPTION DATE OF UBS EMERGING MARKETS EQUITY RELATIONSHIP
     FUND.

(2) TOTAL RETURN BASED ON NAV - DOES NOT INCLUDE THE PAYMENT OF A 1.50% TRANSACTION CHARGE ON FUND SHARE PURCHASES AND REDEMPTIONS.

(3) STANDARDIZED TOTAL RETURN - INCLUDES THE PAYMENT OF A 1.50% TRANSACTION CHARGE ON FUND SHARE PURCHASES AND REDEMPTIONS IN EACH PERIOD PRESENTED WHERE APPLICABLE.

ALL TOTAL RETURNS OVER 1 YEAR ARE AVERAGE ANNUALIZED RETURNS.

ILLUSTRATION OF AN ASSUMED INVESTMENT OF $100,000

This chart shows growth in the value of an investment in UBS Emerging Markets Equity Relationship Fund and the MSCI Emerging Markets (Free) Index if you had invested $100,000 on June 30, 1995. Past performance is no guarantee of future results. Share price and return will vary with market conditions; investors may realize a gain or loss upon redemption.

[CHART]

UBS EMERGING MARKETS EQUITY RELATIONSHIP FUND VS. MCSI EMERGING MARKETS (FREE) INDEX+

              UBS EMERGING MARKETS        MSCI EMERGING
              EQUITY RELATIONSHIP FUND    MARKETS (FREE) INDEX
 6/30/95                     $ 100,000               $ 100,000
 7/31/95                     $  99,469               $ 102,245
 8/31/95                     $  94,941               $  99,836
 9/30/95                     $  95,041               $  99,363
10/31/95                     $  92,298               $  95,559
11/30/95                     $  90,060               $  93,855
12/31/95                     $  93,167               $  98,017
 1/31/96                     $  99,521               $ 104,985
 2/29/96                     $  99,709               $ 103,315
 3/31/96                     $ 100,005               $ 104,120
 4/30/96                     $ 104,747               $ 108,283
 5/31/96                     $ 103,691               $ 107,800
 6/30/96                     $ 105,701               $ 108,473
 7/31/96                     $  98,860               $ 101,059
 8/31/96                     $ 100,824               $ 103,646
 9/30/96                     $ 101,719               $ 104,544
10/31/96                     $  98,597               $ 101,756
11/30/96                     $ 100,788               $ 103,461
12/31/96                     $ 101,862               $ 103,929
 1/31/97                     $ 111,465               $ 111,018
 2/28/97                     $ 114,896               $ 115,772
 3/31/97                     $ 113,164               $ 112,731
 4/30/97                     $ 113,647               $ 112,930
 5/31/97                     $ 118,493               $ 116,162
 6/30/97                     $ 122,647               $ 122,379
 7/31/97                     $ 124,271               $ 124,206
 8/31/97                     $ 111,402               $ 108,401
 9/30/97                     $ 115,646               $ 111,404
10/31/97                     $  99,057               $  93,124
11/30/97                     $  92,813               $  89,726
12/31/97                     $  91,635               $  91,889
 1/31/98                     $  88,446               $  84,682
 2/28/98                     $  95,912               $  93,521
 3/31/98                     $  99,893               $  97,579
 4/30/98                     $ 100,327               $  96,516
 5/31/98                     $  88,532               $  83,289
 6/30/98                     $  80,845               $  74,553
 7/31/98                     $  84,345               $  76,916
 8/31/98                     $  59,302               $  54,677
 9/30/98                     $  60,325               $  58,145
10/31/98                     $  66,285               $  64,268
11/30/98                     $  70,021               $  69,613
12/31/98                     $  70,004               $  68,604
 1/31/99                     $  68,941               $  67,497
 2/28/99                     $  69,912               $  68,154
 3/31/99                     $  77,436               $  77,136
 4/30/99                     $  87,270               $  86,679
 5/31/99                     $  86,025               $  86,175
 6/30/99                     $  93,900               $  95,955
 7/31/99                     $  91,746               $  93,349
 8/31/99                     $  91,000               $  94,198
 9/30/99                     $  87,241               $  91,010
10/31/99                     $  90,264               $  92,948
11/30/99                     $  98,662               $ 101,282
12/31/99                     $ 116,039               $ 114,163
 1/31/00                     $ 117,029               $ 114,844
 2/29/00                     $ 119,917               $ 116,360
 3/31/00                     $ 119,583               $ 116,928
 4/30/00                     $ 107,973               $ 105,844
 5/31/00                     $ 102,813               $ 101,468
 6/30/00                     $ 107,490               $ 105,043
 7/31/00                     $ 102,163               $  99,640
 8/31/00                     $ 104,378               $ 100,130
 9/30/00                     $  94,654               $  91,387
10/31/00                     $  87,295               $  84,761
11/30/00                     $  79,706               $  77,350
12/31/00                     $  82,869               $  79,218
 1/31/01                     $  95,078               $  90,126
 2/28/01                     $  86,514               $  83,069
 3/31/01                     $  77,332               $  74,910
 4/30/01                     $  81,396               $  78,612
 5/31/01                     $  82,790               $  79,550
 6/30/01                     $  81,105               $  77,917
 7/31/01                     $  75,497               $  72,993
 8/31/01                     $  74,144               $  72,273
 9/30/01                     $  63,426               $  61,087
10/31/01                     $  68,153               $  64,878
11/30/01                     $  76,390               $  71,651
12/31/01                     $  82,645               $  77,339
 1/31/02                     $  85,356               $  79,959
 2/28/02                     $  87,373               $  81,273
 3/31/02                     $  92,409               $  86,162
 4/30/02                     $  93,942               $  86,721
 5/31/02                     $  92,832               $  85,339
 6/30/02                     $  85,882               $  78,937

6/30/95 = $100,000                                          DATA THROUGH 6/30/02

+ FUND RETURNS ARE NET OF ALL FEES AND COSTS, WHILE THE INDEX RETURNS ARE BASED SOLELY ON MARKET RETURNS WITHOUT DEDUCTION FOR FEES OR TRANSACTION COSTS FOR REBALANCING.

TOP TEN EQUITY HOLDINGS

AS OF JUNE 30, 2002 (UNAUDITED)

                                            PERCENTAGE OF
                                              NET ASSETS
---------------------------------------------------------
Samsung Electronics                               7.2%
Kookmin Bank                                      3.0
Anglo American PLC                                3.0
China Mobile Ltd.                                 2.8
Taiwan Semiconductor Manufacturing Co.            2.5
YUKOS Corp., ADR                                  2.0
Petroleo Brasileiro S.A., Preferred               2.0
LG Chemical Ltd.                                  1.8
Pohang Iron & Steel Co., Ltd.                     1.8
Telefonos de Mexicano S.A., Series L, ADR         1.6
---------------------------------------------------------
Total                                            27.7%

URS EMERGING MARKETS EQUITY RELATIONSHIP FUND -- SCHEDULE OF INVESTMENTS

JUNE 30, 2002 (UNAUDITED)

                                                         SHARES         VALUE
                                                      -----------   ------------
EQUITIES -- 94.17%
ARGENTINA -- 0.21%
Cresud S.A.C.I.F.y A., ADR                                 60,082   $    327,447
Impsat Fiber Networks, Inc. (b)                             9,400            207
IRSA Inversiones y Representaciones
  S.A., GDR (b)                                            36,319        148,908
                                                                    ------------
                                                                         476,562
                                                                    ------------
BRAZIL -- 7.77%
Banco Bradesco S.A., Preferred                        217,165,997        856,322
Banco Itau S.A., Preferred                             16,354,400        912,243
Cia de Saneamento Basica S.A.                          10,096,731        353,501
Cia Energetica de Minas Gerais,
  Preferred                                            55,396,801        618,586
Cia Vale Do Rio Doce, Preferred A                          32,594        834,717
Coelce, Preferred A                                   395,651,500        485,803
Companhia de Bebidas das
  Americas, ADR                                            57,600        895,104
Companhia Vale Rio Doce, Preferred A                       23,646             --
Eletricidade Sao Paulo, Preferred                      26,711,806        411,852
Petroleo Brasileiro S.A.                                   93,622      1,757,157
Petroleo Brasileiro S.A., Preferred                       259,252      4,483,818
Tele Norte Leste Participacoes S.A.                         7,611             64
Tele Norte Leste Participacoes S.A., ADR                  326,235      3,246,038
Tele Norte Leste Participacoes S.A.,
  Preferred                                           110,282,953      1,101,476
Telecentro Sul, Preferred                             141,987,300        787,020
Usinas Siderurgicas de Minas Gerais S.A.                  417,731      1,017,033
                                                                    ------------
                                                                      17,760,734
                                                                    ------------
CHILE -- 0.47%
Distribucion y Servicio D&S S.A., ADR                      90,300      1,073,667
                                                                    ------------
CZECH REPUBLIC -- 1.13%
Komercni Banka A.S. (b)                                    31,935      1,628,235
Komercni Banka A.S., GDR (b)                               56,628        961,481
                                                                    ------------
                                                                       2,589,716
                                                                    ------------
HONG KONG -- 5.83%
Beijing Datang Power Generation Co., Ltd.,
  Class H                                               4,096,000      1,824,820
Brilliance China Automotive                             8,086,500      1,098,935
China Mobile Ltd. (b)                                   2,148,500      6,362,865
China Petroleum & Chemical Corp.                        9,031,000      1,609,371
China Unicom Ltd. (b)                                   1,358,000      1,044,615
Huaneng Power International, Inc.,
  Class H                                                 308,000        252,718
Huaneng Power International, Inc.,
  Class N, ADR                                             35,300      1,137,366
                                                                    ------------
                                                                      13,330,690
                                                                    ------------
HUNGARY -- 1.31%
First Hungary Fund Ltd. (b) (c)                               164        106,684
OTP Bank Rt.                                              158,179      1,244,298
OTP Bank Rt. GDR                                           45,787        764,643
Richter Gedeon Rt.                                         15,530        889,612
                                                                    ------------
                                                                       3,005,237
                                                                    ------------
INDIA -- 4.28%
Bharat Heavy Electricals                                  158,917   $    577,643
Bharat Heavy Electricals,
  Warrant (b)                                             274,395        999,638
EIH Ltd.                                                       12             50
Hero Honda Motors Ltd.                                    170,100      1,072,310
Hindustan Lever Ltd., Demat                                 4,405         17,432
Icici Bank Ltd., Warrant (b)                               41,901        117,830
Icici Banking Corp.                                       434,218      1,222,280
India I T Fund (b)                                         83,357        979,445
National Aluminium Co., Ltd.                                   50            100
Reliance Industries Ltd.                                  175,622        968,689
Reliance Industries Ltd. (b)                               20,978        115,753
Satyam Computer Services, Ltd.                            185,000        871,802
Satyam Computer Services, Ltd.,
  Warrant (b)                                             338,700      1,595,277
State Bank of India Ltd.                                  116,950        575,654
State Bank of India Ltd., GDR                              25,000        290,000
State Bank of India Ltd., Warrant                          80,000        393,778
                                                                    ------------
                                                                       9,797,681
                                                                    ------------
INDONESIA -- 1.48%
Gudang Garam (b)                                          908,500      1,100,043
PT Astra International Tbk (b)                          2,741,500      1,337,241
PT Bank Dagang Nasional (b)                                 1,062             --
Telekomunikasi                                          2,223,700        957,061
                                                                    ------------
                                                                       3,394,345
                                                                    ------------
ISRAEL -- 2.07%
Bank Hapoalim Ltd.                                        559,973        879,705
Check Point Software Technologies (b)                      78,250      1,061,070
Teva Pharmaceutical Industries Ltd.                        12,600        837,350
Teva Pharmaceutical Industries Ltd. (b)                    29,130      1,945,302
                                                                    ------------
                                                                       4,723,427
                                                                    ------------
KOREA -- 24.24%
Atlantis Korean Smaller Cos. (c)                          182,441      3,466,379
Hyundai Motor Co., Ltd.                                    63,988      1,922,831
ITC Ltd., Warrant (b)                                     101,000      1,323,480
Kookmin Bank                                              139,896      6,791,294
Korea Telecom Corp.                                       125,995      2,727,792
LG Chemical Ltd.                                          113,568      4,106,574
LG Electronics, Inc. (b)                                   52,540      2,096,359
Pohang Iron & Steel Co., Ltd.                              33,060      4,035,628
Samsung Display Devices Co.                                16,690      1,293,024
Samsung Electronics                                        59,908     16,383,817
Samsung Electronics, Preferred                             14,200      1,924,023
Samsung Securities Co., Ltd. (b)                           74,989      2,144,324
Sejong Securities Co., Ltd., Warrants                 726,000,000         16,415
Shinhan Financial                                         127,630      1,803,583
SK Telecom Co., Ltd.                                        8,220      2,430,742
SK Telecom Co., Ltd., ADR                                 119,264      2,956,555
                                                                    ------------
                                                                      55,422,820
                                                                    ------------
MALAYSIA -- 3.51%
Genting Berhad                                            421,400      1,619,063
Malayan Banking Berhad                                    499,036      1,155,662
Public Bank Berhad                                      2,539,500      2,312,282

                                       32

                                                         SHARES         VALUE
                                                      -----------   ------------
Sime Darby Berhad                                       1,237,000   $  1,627,632
Tanjong PLC                                               486,000      1,304,526
                                                                    ------------
                                                                       8,019,165
                                                                    ------------
MEXICO -- 9.82%
America Movil S.A. de CV (b)                            4,904,744      3,284,625
America Movil S.A. de CV, ADR                              43,800        586,920
Cemex S.A. CPO NPV                                        432,750      2,293,205
Coca-Cola Femsa S.A, ADR                                   60,700      1,456,800
Consorcio ARA S.A. de C.V. (b)                            495,881        723,004
Fomento Economico Mexicano S.A. de C.V.,
  UBD Units                                               504,400      1,976,010
Grupo Financiero Bancomer
  S.A. de C.V. (b)                                      3,667,000      2,997,759
Organizacion Soriana S.A. de C.V. (b)                     422,000      1,052,348
Telefonos de Mexicano S.A., Series L                    1,894,744      3,010,252
Telefonos de Mexicano S.A., Series L, ADR                 115,100      3,692,408
Walmart de Mexico Ser V (b)                               510,219      1,385,723
                                                                    ------------
                                                                      22,459,054
                                                                    ------------
NETHERLANDS -- 1.15%
HSBC Bank, PLC                                             92,969      1,352,008
HSBC Bank, USA                                            233,400      1,275,675
                                                                    ------------
                                                                       2,627,683
                                                                    ------------
PHILIPPINES -- 0.66%
SM Prime Holdings, Inc.                                13,904,100      1,519,574
                                                                    ------------
POLAND -- 0.64%
Bank Pekao S.A. (b)                                        63,554      1,459,859
                                                                    ------------
RUSSIA -- 4.46%
JSC Mining & Smelting Company Norilsk
  Nickel, ADR (b)                                          73,200      1,528,079
LUKoil Holding Co.                                         70,800      1,148,263
RAO Unified Energy Systems, GDR                            95,184        930,633
Surgutneftegaz                                             59,600      1,260,540
Surgutneftegaz, Preferred                               3,592,000        759,708
YUKOS Corp., ADR                                           33,100      4,574,651
                                                                    ------------
                                                                      10,201,874
                                                                    ------------
SOUTH AFRICA -- 12.11%
ABSA Group Ltd.                                           803,512      2,530,556
Anglo American Platinum Corp., Ltd.                        38,126      1,497,675
Anglo American PLC                                        407,007      6,789,240
Anglogold Ltd.                                             21,749      1,156,009
Bidvest Group Ltd.                                         98,567        439,775
BOE Ltd.                                                1,122,465        374,518
Dimension Data Holdings PLC (b)                           436,355        272,986
Impala Platinum Holdings Ltd.                              51,123      2,835,318
Old Mutual PLC                                          1,258,600      1,745,682
Remgro Ltd.                                               108,200        728,330
Sanlam Ltd.                                             2,207,465      1,839,197
Sappi Ltd.                                                 60,229        847,062
Sasol Ltd.                                                204,012      2,176,656
South African Breweries PLC                               357,700      2,827,599
Standard Bank Investment Corp., Ltd.                      523,303      1,624,219
                                                                    ------------
                                                                      27,684,822
                                                                    ------------
TAIWAN -- 9.49%
Accton Technology Corp. (b)                               601,000   $  1,034,346
Advanced Semiconductor
  Engineering, Inc. (b)                                 1,600,000      1,063,155
China Steel Corp.                                       4,636,364      2,386,874
Chinatrust Financial Holding Co. (b)                    1,303,196      1,150,682
Compal Electronics, GDR                                    15,480         60,372
Delta Electronics, Inc.                                   962,348      1,299,069
Formosa Chemicals & Fibre Corp.                         2,587,000      2,353,930
Quanta Computer, Inc.                                     462,000      1,299,850
Realtek Semiconductor Corp.                               284,000      1,015,804
Taiwan Cellular Corp. (b)                                 558,621        713,951
Taiwan Semiconductor
  Manufacturing Co. (b)                                 2,790,144      5,678,832
United Microelectronics Corp., Ltd. (b)                 2,295,870      2,755,594
Yuanta Core Pacific Securities Corp. (b)                1,427,100        884,196
                                                                    ------------
                                                                      21,696,655
                                                                    ------------
THAILAND -- 1.48%
Arisaig MCL Thai Recovery Fund (b)                         82,508      1,506,596
Siam Cement Public Co., Ltd. (b)                           33,900        878,315
Telecomasia Corp. Public Co., Ltd.,
  Warrants (b)                                            216,818             --
Thai Farmers Bank Public Co., Ltd. (b)                  1,247,800        999,021
                                                                    ------------
                                                                       3,383,932
                                                                    ------------
TURKEY -- 1.36%
Akbank T.A.S.                                         360,073,645      1,158,231
Cukurova Elektrik A.S. (b)                                244,000         74,639
Hurriyet Gazeteci (b)                                 341,496,094      1,023,089
Turkiye Garanti Bankasi A.S. (b)                      680,233,466        847,342
                                                                    ------------
                                                                       3,103,301
                                                                    ------------
UNITED KINGDOM -- 0.61%
Chinatrust Financial Holding Co.,
  Warrants (b)                                          1,571,000      1,387,144
                                                                    ------------
REGIONAL -- 0.09%
Mees Pier Central Asia Regional
  Growth Fund (c)                                          81,519        101,899
Regent Central Asia Investments (b)                       415,000         93,404
                                                                    ------------
                                                                         195,303
                                                                    ------------
Total Equities (Cost $207,918,295)                                   215,313,245
                                                                    ------------
SHORT-TERM INVESTMENTS -- 4.64%
OTHER -- 4.64%
UBS Supplementary Trust
  U.S. Cash Management Prime Fund
  (Cost $10,600,729)                                   10,600,729     10,600,729
                                                                    ------------
Total Investments
  (Cost $218,519,024)-- 98.81% (a)                                   225,913,974
Cash and other assets,
  less liabilities -- 1.19%                                            2,718,176
                                                                    ------------
Net Assets -- 100%                                                  $228,632,150
                                                                    ============

NOTES TO SCHEDULE OF INVESTMENTS
(a) Aggregate cost for federal income tax purposes was $218,519,024; and net unrealized appreciation consisted of:

        Gross unrealized appreciation                             $  30,937,325
        Gross unrealized depreciation                               (23,542,375)
                                                                  -------------
                 Net unrealized appreciation                      $   7,394,950
                                                                  =============

(b)  Non-income producing security.
(c) Security is illiquid. These Securities amounted to $3,674,962 or 1.61% of net assets.
%    Represents a percentage of net assets.
ADR: American Depositary Receipt
GDR: Global Depositary Receipt

EQUITY SWAP CONTRACTS
UBS Emerging Markets Equity Relationship Fund has entered into equity swap contracts. These swaps serve to reduce the Fund's exposure to short-term investments, as a percentage of net assets, from 4.64% to 0.62% and increase the Fund's exposure to various countries. The following reflects the open swap positions as of June 30, 2002, aggregated by country exposure.

                                            % OF        NET       % OF                   % OF
                               NOTIONAL      NET    UNREALIZED     NET       MARKET       NET
COUNTRY    MATURITY DATES       AMOUNTS    ASSETS      GAIN      ASSETS     EXPOSURE    ASSETS
-------   -----------------   ----------   ------   ----------   ------   -----------   ------
Taiwan    10/09/02-11/15/02   $9,203,310    4.02%   $2,209,788    0.97%   $11,413,098    4.99%
                              ==========    ====    ==========    ====    ===========    ====

                 See accompanying notes to financial statements.

UBS U.S. CASH MANAGEMENT PRIME RELATIONSHIP FUND -- SCHEDULE OF INVESTMENTS

JUNE 30, 2002 (UNAUDITED)

                                                         SHARES         VALUE
                                                      -----------   ------------
SHORT-TERM INVESTMENTS -- 100.00%
OTHER -- 100.00%
UBS Supplementary Trust
  U.S. Cash Management Prime Fund
  (Cost $603,172,707)                                 603,172,707   $603,172,707
Cash and other assets,
  less liabilities -- 0.00%                                               15,984
                                                                    ------------
Net Assets -- 100%                                                  $603,188,691
                                                                    ============

                 See accompanying notes to financial statements.

UBS SHORT-TERM RELATIONSHIP FUND

TOTAL RETURN

                                    6 MONTHS   1 YEAR    3 YEARS   ANNUALIZED
                                      ENDED     ENDED     ENDED     12/31/98*
                                     6/30/02   6/30/02   6/30/02   TO 6/30/02
-----------------------------------------------------------------------------
UBS SHORT TERM RELATIONSHIP FUND      0.88%     2.84%     5.35%       5.33%
-----------------------------------------------------------------------------
LIBOR (30-Day)                        0.94      2.52      4.90        4.93
-----------------------------------------------------------------------------

* PERFORMANCE INCEPTION DATE OF UBS SHORT-TERM RELATIONSHIP FUND.

ALL TOTAL RETURNS OVER 1 YEAR ARE AVERAGE ANNUALIZED RETURNS.

ILLUSTRATION OF AN ASSUMED INVESTMENT OF $100,000

This chart shows the growth in the value of an investment in UBS Short-Term Relationship Fund and the LIBOR (30-Day) if you had invested $100,000 on December 31, 1998. Past performance is no guarantee of future results. Share price and return will vary with market conditions; investors may realize a gain or loss upon redemption.

[CHART]

UBS SHORT-TERM RELATIONSHIP FUND VS. LIBOR (30-DAY)+

               UBS SHORT-TERM
            RELATIONSHIP FUND    LIBOR (30-DAY)
12/31/98             $100,000         $100,000
 1/31/99             $100,392         $100,436
 2/28/99             $100,798         $100,822
 3/31/99             $101,241         $101,253
 4/30/99             $101,619         $101,669
 5/31/99             $102,080         $102,098
 6/30/99             $102,549         $102,519
 7/31/99             $103,021         $102,981
 8/31/99             $103,404         $103,442
 9/30/99             $103,898         $103,905
10/31/99             $104,419         $104,388
11/30/99             $104,924         $104,859
12/31/99             $105,557         $105,444
 1/31/00             $106,030         $105,973
 2/29/00             $106,543         $106,475
 3/31/00             $107,165         $107,018
 4/30/00             $107,621         $107,565
 5/31/00             $108,253         $108,148
 6/30/00             $108,912         $108,747
 7/31/00             $109,517         $109,369
 8/31/00             $110,129         $109,993
 9/30/00             $110,966         $110,600
10/31/00             $111,631         $111,231
11/30/00             $112,181         $111,844
12/31/00             $112,935         $112,500
 1/31/01             $113,709         $113,135
 2/28/01             $114,408         $113,625
 3/31/01             $115,030         $114,135
 4/30/01             $115,580         $114,618
 5/31/01             $116,157         $115,055
 6/30/01             $116,620         $115,444
 7/31/01             $117,085         $115,828
 8/31/01             $117,543         $116,202
 9/30/01             $117,934         $116,549
10/31/01             $118,314         $116,813
11/30/01             $118,654         $117,036
12/31/01             $118,890         $117,249
 1/31/02             $119,020         $117,438
 2/28/02             $119,183         $117,607
 3/31/02             $119,266         $117,797
 4/30/02             $119,673         $117,981
 5/31/02             $119,772         $118,168
 6/30/02             $119,931         $118,349

12/31/98 = $100,000                                         DATA THROUGH 6/30/02

+ FUND RETURNS ARE NET OF ALL FEES AND COSTS, WHILE THE INDEX RETURNS ARE BASED SOLELY ON MARKET RETURNS WITHOUT DEDUCTION FOR FEES OR TRANSACTION COSTS FOR REBALANCING.

UBS SHORT-TERM RELATIONSHIP FUND -- SCHEDULE OF INVESTMENTS

JUNE 30, 2002 (UNAUDITED)

                                                          FACE
                                                         AMOUNT         VALUE
                                                       ----------     ----------
SHORT-TERM INVESTMENTS -- 100.14%
U.S. GOVERNMENT OBLIGATIONS-- 100.14%
U.S. Treasury Bill, due 07/05/02
  (Cost $1,916,646)                                    $1,917,000     $1,916,642
                                                                      ----------
Liabilities, less cash and
  other assets -- (0.14)%                                                 (2,672)
                                                                      ----------
Net Assets -- 100%                                                    $1,913,970
                                                                      ==========

                 See accompanying notes to financial statements.

UBS U.S. BOND RELATIONSHIP FUND

TOTAL RETURN

                                         6 MONTHS   1 YEAR    ANNUALIZED
                                           ENDED     ENDED     4/28/00*
                                          6/30/02   6/30/02   TO 6/30/02
------------------------------------------------------------------------
UBS U.S. BOND RELATIONSHIP FUND            3.79%     9.31%       10.02%
------------------------------------------------------------------------
Salomon Smith Barney (BIG) Bond Index      3.76      8.68        10.16
------------------------------------------------------------------------

*  INCEPTION DATE OF UBS U.S. BOND RELATIONSHIP FUND.

ALL TOTAL RETURNS OVER 1 YEAR ARE AVERAGE ANNUALIZED RETURNS.

ILLUSTRATION OF AN ASSUMED INVESTMENT OF $100,000

This chart shows the growth in the value of an investment in UBS U.S. Bond Relationship Fund and Salomon Smith Barney (BIG) Bond Index if you had invested $100,000 on April 28, 2000. Past performance is no guarantee of future results. Share price and return will vary with market conditions; investors may realize a gain or loss upon redemption.

[CHART]

UBS U.S. BOND RELATIONSHIP FUND VS. SALOMON SMITH BARNEY (BIG) BOND INDEX+

                    UBS U.S. BOND   SALOMON SMITH BARNEY
                RELATIONSHIP FUND       (BIG) BOND INDEX
 4/28/00                 $100,000               $100,000
 5/31/00                 $ 99,620               $ 99,910
 6/30/00                 $101,859               $101,998
 7/31/00                 $102,681               $102,926
 8/31/00                 $103,719               $104,398
 9/30/00                 $104,640               $105,108
10/31/00                 $105,057               $105,781
11/30/00                 $107,034               $107,494
12/31/00                 $108,829               $109,526
 1/31/01                 $110,394               $111,333
 2/28/01                 $111,554               $112,324
 3/31/01                 $112,118               $112,908
 4/30/01                 $111,287               $112,378
 5/31/01                 $111,992               $113,108
 6/30/01                 $112,520               $113,481
 7/31/01                 $115,488               $116,103
 8/31/01                 $116,772               $117,385
 9/30/01                 $118,067               $118,832
10/31/01                 $120,578               $121,230
11/30/01                 $119,194               $119,554
12/31/01                 $118,512               $118,854
 1/31/02                 $119,441               $119,796
 2/28/02                 $120,655               $120,941
 3/31/02                 $118,617               $118,940
 4/30/02                 $121,193               $121,247
 5/31/02                 $122,108               $122,277
 6/30/02                 $122,998               $123,334

4/28/00 = $100,000                                          DATA THROUGH 6/30/02

TOP TEN U.S. BOND HOLDINGS

AS OF JUNE 30, 2002 (UNAUDITED)

                                             PERCENTAGE OF
                                               NET ASSETS
----------------------------------------------------------
Federal National Mortgage Association,
6.500%, due 01/01/28                              22.3%

U.S. Treasury Note,
3.625%, due 03/31/04                              18.5

U.S. Treasury Note,
5.625%, due 05/15/08                               6.3

U.S. Treasury Note,
5.000%, due 08/15/11                               3.8

Federal National Mortgage Association,
7.125%, due 01/15/30                               2.9

U.S. Treasury Note,
6.250%, due 05/15/30                               2.1%

Federal National Mortgage Association,
6.500%, due 08/01/16                               1.8

DLJ Commercial Mortgage Corp.,
99-CG3, Class A/B 7.300%, due 06/10/32             1.8

Government National Mortgage Association,
6.000%, due 12/20/28                               1.3

Peoplefirst.com Auto Receivables Owner
Trust, 00-2, Class A4 6.430%, due 09/15/07         1.0
----------------------------------------------------------
Total                                             61.8%

+ FUND RETURNS ARE NET OF ALL FEES AND COSTS, WHILE THE INDEX RETURNS ARE BASED SOLELY ON MARKET RETURNS WITHOUT DEDUCTION FOR FEES OR TRANSACTION COSTS FOR REBALANCING.

UBS U.S. BOND RELATIONSHIP FUND -- SCHEDULE OF INVESTMENTS

JUNE 30, 2002 (UNAUDITED)

                                                          FACE
                                                         AMOUNT         VALUE
                                                       -----------   -----------
BONDS -- 96.51%
U.S. CORPORATE BONDS -- 17.36%
Abbott Laboratories, Inc.,
  5.625%, due 07/01/06                                 $    75,000   $    77,721
Alcoa, Inc.,
  6.000%, due 01/15/12                                      45,000        46,181
Amerada Hess Corp.,
  6.650%, due 08/15/11                                      50,000        51,862
Anadarko Finance Co.,
  7.500%, due 05/01/31                                      50,000        53,332
Anheuser Busch Cos., Inc.,
  9.000%, due 12/01/09                                      60,000        73,469
AOL Time Warner, Inc.,
  5.625%, due 05/01/05                                     250,000       245,303
  7.625%, due 04/15/31                                     120,000       105,073
Apache Corp.,
  6.250%, due 04/15/12                                      35,000        36,133
AT&T Wireless Services, Inc.,
  7.875%, due 03/01/11                                     120,000        96,929
Avalonbay Communities, Inc.,
  7.500%, due 08/01/09                                      70,000        75,373
Avon Products, Inc.,
  7.150%, due 11/15/09                                      70,000        76,900
Bank of America Corp.,
  7.400%, due 01/15/11                                     335,000       366,893
Bank One Corp.,
  7.875%, due 08/01/10                                     265,000       300,625
Boeing Capital Corp.,
  7.375%, due 09/27/10                                      40,000        44,053
Bombardier Capital, Inc., 144A
  6.125%, due 06/29/06                                     195,000       200,362
Bristol Myers Squibb Co.,
  5.750%, due 10/01/11                                     110,000       109,444
Burlington Northern Santa Fe Corp.,
  6.875%, due 12/01/27                                      20,000        20,058
  7.082%, due 05/13/29                                      30,000        30,660
Capital One Bank,
  6.875%, due 02/01/06                                      30,000        29,653
Caterpillar, Inc.,
  6.550%, due 05/01/11                                      30,000        31,683
Cendant Corp.,
  6.875%, due 08/15/06                                     130,000       130,747
Centex Corp.,
  9.750%, due 06/15/05                                      25,000        28,357
Cingular Wireless, 144A
  6.500%, due 12/15/11                                      65,000        60,527
Citigroup, Inc.,
  7.250%, due 10/01/10                                     420,000       457,167
Citizens Communications Co.,
  9.250%, due 05/15/11                                     100,000        94,935
Coca Cola Co.,
  4.000%, due 06/01/05                                      35,000        35,349
Comcast Cable Communications,
  6.750%, due 01/30/11                                     200,000       178,637
Commonwealth Edison Co., 144A
  6.150%, due 03/15/12                                      65,000        66,885
Consolidated Edison, Inc.,
  7.500%, due 09/01/10                                     450,000       498,203
Continental Airlines, Inc., E.E.T.C.,
  6.320%, due 11/01/08                                 $    85,000   $    85,850
Coors Brewing Co., 144A
  6.375%, due 05/15/12                                      85,000        87,465
Countrywide Home Loan,
  5.500%, due 02/01/07                                     135,000       137,407
Credit Suisse First Boston, USA, Inc.,
  5.750%, due 04/15/07                                     115,000       117,650
DaimlerChrysler N.A. Holdings,
  8.500%, due 01/18/31                                      60,000        66,332
Delta Airlines, Inc. 00-1, E.E.T.C.,
  7.570%, due 11/18/10                                     195,000       209,204
Devon Financing Corp., ULC,
  6.875%, due 09/30/11                                      95,000        98,936
Dominion Resources, Inc., Class B,
  7.625%, due 07/15/05                                     355,000       384,905
Duke Energy Field Services, LLC,
  6.875%, due 02/01/11                                      35,000        34,997
  8.125%, due 08/16/30                                      30,000        31,206
El Paso Energy Corp.,
  7.800%, due 08/01/31                                      15,000        14,040
EOP Operating LP,
  7.000%, due 07/15/11                                     215,000       225,865
  7.875%, due 07/15/31                                      60,000        61,633
Erac U.S.A. Finance Co., 144A
  8.000%, due 01/15/11                                      80,000        86,825
First Data Corp.,
  5.625%, due 11/01/11                                     190,000       189,234
First Energy Corp.,
  6.450%, due 11/15/11                                     185,000       179,616
First Union National Bank,
  7.800%, due 08/18/10                                     260,000       291,018
Fleet Boston Financial Holdings, Inc.,
  7.375%, due 12/01/09                                     125,000       135,632
Ford Motor Co.,
  7.450%, due 07/16/31                                     140,000       130,319
Ford Motor Credit Co.,
  5.800%, due 01/12/09                                     540,000       507,708
  6.875%, due 02/01/06                                     305,000       312,035
  7.375%, due 02/01/11                                     145,000       146,869
Fortune Brands, Inc.,
  6.250%, due 04/01/08                                      90,000        93,646
General Electric Capital Corp.,
  6.750%, due 03/15/32                                     380,000       373,264
General Motors Acceptance Corp.,
  6.125%, due 02/01/07                                     160,000       161,751
  6.875%, due 09/15/11                                     430,000       426,911
  8.000%, due 11/01/31                                     165,000       168,754
Goldman Sachs Group, Inc.,
  6.875%, due 01/15/11                                      95,000        98,491
Harrah's Operating Co., Inc.,
  7.125%, due 06/01/07                                     205,000       215,558
Household Finance Corp.,
  6.750%, due 05/15/11                                     455,000       447,821
International Paper Co.,
  6.750%, due 09/01/11                                      95,000        98,937
John Deere Capital Corp.,
  7.000%, due 03/15/12                                      85,000        91,072

                                       39

                                                          FACE
                                                         AMOUNT         VALUE
                                                       -----------   -----------
Kimberly Clark Corp., 144A
  4.500%, due 07/30/05                                 $    40,000   $    40,852
Kinder Morgan, Inc.,
  6.650%, due 03/01/05                                     125,000       131,134
Kohls Corp.,
  7.250%, due 06/01/29                                      15,000        16,080
Kraft Foods, Inc.,
  4.625%, due 11/01/06                                      45,000        44,832
  6.500%, due 11/01/31                                     105,000       103,902
Lehman Brothers Holdings, Inc.,
  6.625%, due 01/18/12                                      95,000        96,330
Lincoln National Corp.,
  6.200%, due 12/15/11                                      70,000        70,544
Mirant Americas Generation, Inc.,
  7.625%, due 05/01/06                                      65,000        52,650
  9.125%, due 05/01/31                                      35,000        25,025
Morgan Stanley
  6.750%, due 04/15/11                                     175,000       180,021
News America Holdings, Inc.,
  7.125%, due 04/08/28                                      65,000        58,952
Occidental Petroleum Corp.,
  8.450%, due 02/15/29                                      85,000        99,544
Pepsi Bottling Holdings, 144A
  5.625%, due 02/17/09                                      35,000        35,563
Phillips Petroleum Co.,
  8.500%, due 05/25/05                                     160,000       178,834
  8.750%, due 05/25/10                                      65,000        77,182
Praxair, Inc.,
  6.375%, due 04/01/12                                      75,000        77,770
Progress Energy, Inc.,
  7.000%, due 10/30/31                                      90,000        88,340
Pure Resources, Inc.,
  7.125%, due 06/15/11                                     145,000       142,323
Qwest Capital Funding, Inc.,
  7.900%, due 08/15/10                                     210,000       118,650
Rohm & Haas Co.,
  7.850%, due 07/15/29                                      15,000        17,244
Safeway, Inc.,
  7.250%, due 02/01/31                                      55,000        56,963
Sempra Energy,
  7.950%, due 03/01/10                                      75,000        79,955
SBC Communications, Inc.,
  5.875%, due 02/01/12                                     140,000       139,790
Southern Power Co, 144A
  6.250%, due 07/15/12                                      50,000        50,140
Southwestern Electric Power,
  4.500%, due 07/01/05                                      45,000        44,815
Sprint Capital Corp.,
  7.625%, due 01/30/11                                     160,000       127,301
Suntrust Banks, Inc.,
  5.050%, due 07/01/07                                      85,000        85,878
Target Corp.,
  7.000%, due 07/15/31                                     175,000       185,166
Telus Corp.,
  8.000%, due 06/01/11                                     130,000       108,018
Transocean Sedco Forex, Inc.,
  6.625%, due 04/15/11                                     205,000       211,087
Unilever Capital Corp.,
  7.125%, due 11/01/10                                 $   125,000   $   137,755
Union Pacific Corp.,
  6.700%, due 12/01/06                                      35,000        37,280
United Airlines, Inc., E.E.T.C.,
  7.811%, due 10/01/09                                     108,006        94,240
United Technologies Corp.,
  6.100%, due 05/15/12                                      35,000        36,251
US Bank NA, Minnesota
  6.375%, due 08/01/11                                     190,000       197,404
USA Education, Inc.,
  5.625%, due 04/10/07                                     160,000       165,261
Valero Energy Corp.,
  7.500%, due 04/15/32                                      95,000        95,322
Verizon Global Funding Corp.,
  7.250%, due 12/01/10                                      90,000        90,864
  7.750%, due 12/01/30                                     125,000       120,553
Wachovia Corp.,
  4.950%, due 11/01/06                                      25,000        25,194
Walt Disney Co.,
  6.375%, due 03/01/12                                      45,000        45,832
Washington Mutual, Inc.,
  5.625%, due 01/15/07                                     290,000       293,724
Westinghouse Electric, Inc.,
  8.625%, due 08/01/12                                      60,000        70,582
Wells Fargo Bank N.A.,
  6.450%, due 02/01/11                                     300,000       313,553
Weyerhaeuser Co., 144A
  7.375%, due 03/15/32                                      60,000        60,900
Williams Cos, Inc.,
  7.125%, due 09/01/11                                      65,000        52,637
Xcel Energy, Inc.,
  7.000%, due 12/01/10                                      70,000        63,666
                                                                     -----------
                                                                      13,979,368
                                                                     -----------
INTERNATIONAL DOLLAR BONDS -- 0.77%
Canadian National Railway Co.,
  6.900%, due 07/15/28                                      15,000        15,329
Deutsche Telekom International Finance,
  8.250%, due 06/15/30                                      70,000        65,072
France Telecom S.A.,
  8.500%, due 03/01/31                                      65,000        57,494
Petroleum Geo-Services,
  6.625%, due 03/30/08                                      15,000        11,400
  7.500%, due 03/31/07                                      90,000        72,900
United Mexican States,
  8.375%, due 01/14/11                                     260,000       269,750
  9.875%, due 02/01/10                                     115,000       128,513
                                                                     -----------
                                                                         620,458
                                                                     -----------
ASSET-BACKED SECURITIES -- 0.66%
Conseco Finance Securitizations Corp.,
  00-B, Class AF4 7.870%, due 02/15/31                     220,000       232,596
Residential Asset Securities Corp.,
  6.445%, due 03/25/28                                      90,553        91,618
Vanderbilt Mortgage Finance,
  8.255%, due 05/07/17                                     185,000       204,055
                                                                     -----------
                                                                         528,269
                                                                     -----------

                                       40

                                                          FACE
                                                         AMOUNT         VALUE
                                                       -----------   -----------
COMMERCIAL MORTGAGE-BACKED
SECURITIES -- 9.64%
DLJ Commercial Mortgage Corp., 99-CG3,
  Class A/B 7.340%, due 10/10/32                       $   310,000   $   343,381
DLJ Commercial Mortgage Corp., 99-CG1,
  Class A1B, 6.460%, due 03/10/32                          245,000       260,375
DLJ Commercial Mortgage Corp., 99-CG2,
  Class A1B, 7.300%, due 06/10/32                        1,305,000     1,443,171
First Nationwide Trust, 98-3, Class 1PPA,
  6.500%, due 09/19/28                                     106,528       108,801
GMAC Commercial Mortgage Securities, Inc.,
  97-C2, Class A2 6.550%, due 04/16/29                     315,000       333,040
GS Mortgage Securities Corp., 01-2,
  Class M, 7.500%, due 06/19/32, 144A                      167,015       174,688
Heller Financial Commercial Mortgage Assets,
  99-PH1, Class A1, 6.500%, due 05/15/31                   539,384       570,720
Impac Secured Assets Common Owner
  Trust, 01-3, Class A2
  7.25%, due 04/25/31                                      169,004       171,831
LB Commercial Conduit Mortgage Trust,
  98-C4, Class A1B,
  6.210%, due 10/15/35                                     245,000       258,021
LB Commercial Conduit Mortgage Trust,
  99-C1, Class A1, 6.410%, due 06/15/31                    311,061       328,035
LB Commercial Conduit Mortgage Trust,
  99-C2, Class A2, 7.325%, due 10/15/32                    160,000       177,216
Merrill Lynch Mortgage Investors, Inc.,
  96-C2, Class A3 6.960%, due 11/21/28                     375,000       402,554
MMCA Automobile Trust, 00-1, Class A3
  7.000%, due 06/15/04                                      56,649        57,560
Morgan Stanley Capital I,
  01-IQ, Class A2 5.330%, due 12/18/32                     150,000       152,271
  00-LIF2, Class A2 6.960%, due 10/15/33                   150,063       160,682
Nomura Asset Securities Corp., 95-MD3,
  Class A1B 8.150%, due 03/04/20                           496,742       540,767
Peoplefirst.com Auto Receivables Owner
  Trust, 00-2, Class A4 6.430%, due 09/15/07               800,000       837,093
PNC Mortgage Acceptance Corp., 99-CM1,
  Class A1B, 7.330%, due 12/10/32                          105,000       116,433
Residential Asset Securitization Trust, 97-A7,
  Class A1, 7.250%, due 12/25/27                            73,997        76,173
Residential Funding Mortgage Securities I,
  98-56, Class A6 6.750%, due 03/25/28                     490,000       511,222
Salomon Brothers Mortgage Securities, VII,
  00-C1, Class A2 7.520%, due 12/18/09                      95,000       105,969
Salomon Brothers Mortgage Securities VII,
  00-C3, Class A2 6.592%, due 12/18/33                     195,000       207,624
Structured Asset Securities Corp., 98-ALS1,
  Class 1A, 6.900%, due 01/25/29                           132,033       135,747
Washington Mutual, Inc., 99-WM2, Class 2A
  7.000%, due 11/19/14                                     275,540       286,289
                                                                     -----------
                                                                       7,759,663
                                                                     -----------
U.S. GOVERNMENT AGENCY -- 3.89%
Fannie Mae Grantor Trust,
  7.125%, due 01/15/30                                   2,095,000     2,346,004
  7.500%, due 06/25/30                                     261,046       276,513
  7.500%, due 12/25/41                                     484,876       514,487
                                                                     -----------
                                                                       3,137,004
                                                                     -----------
U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES -- 31.54%
Fannie Mae Grantor Trust, 01-T10, Class A2,
  7.500%, due 06/19/41                                 $   349,638   $   367,270
Federal Home Loan Mortgage Corp.,
  6.000%, due 10/01/29                                     118,478       119,251
  7.000%, due 10/15/13                                     185,156       198,947
  7.500%, due 05/01/24                                      62,626        66,259
  8.000%, due 11/01/27                                     100,209       106,341
Federal Home Loan Mortgage Corp., Gold,
  6.500%, due 04/01/29                                      88,549        90,461
Federal National Mortgage Association,
  6.000%, due 03/01/28                                     134,561       135,389
  6.000%, due 12/01/28                                     109,098       108,949
  6.000%, due 03/01/29                                     112,065       111,912
  6.500%, due 08/01/16                                   1,419,632     1,472,691
  6.500%, due 03/01/19                                     143,159       147,469
  6.500%, due 01/01/28                                  17,553,392    17,921,434
  6.500%, due 08/01/28                                      58,899        60,134
  6.500%, due 08/01/28                                      45,084        46,029
  6.500%, due 09/01/28                                      72,404        73,922
  6.500%, due 10/01/30                                     525,019       536,027
  7.000%, due 11/01/31                                     137,838       142,907
  7.000%, due 04/01/32                                     119,657       124,058
  7.500%, due 10/25/22                                     236,659       254,739
  7.500%, due 05/01/31                                     113,534       119,204
  8.000%, due 09/01/27                                      53,324        56,628
  9.500%, due 11/01/09                                     158,283       172,488
Government National Mortgage Association,
  6.000%, due 12/20/28                                   1,082,081     1,082,486
  6.000%, due 02/20/29                                      83,672        83,271
  6.000%, due 08/20/29                                     122,035       121,449
  6.500%, due 11/15/28                                     190,742       194,989
  7.000%, due 04/15/26                                     208,658       217,086
  7.000%, due 06/15/27                                     122,388       127,331
  7.500%, due 08/15/23                                      67,057        71,343
  7.500%, due 06/15/25                                      80,340        85,481
  7.500%, due 02/15/27                                     574,128       606,333
  9.500%, due 09/15/18                                     347,654       373,964
                                                                     -----------
                                                                      25,396,242
                                                                     -----------
U.S. GOVERNMENT OBLIGATIONS -- 32.66%
U.S. Treasury Bond,
  3.000%, due 02/29/04                                     710,000       714,132
  5.000%, due 08/15/11                                   2,995,000     3,036,598
U.S. Treasury Note,
  3.625%, due 03/31/04                                  14,670,000    14,896,798
  4.375%, due 05/15/07                                     555,000       562,631
  5.625%, due 05/15/08                                   4,740,000     5,059,211
  6.250%, due 05/15/30                                   1,550,000     1,679,025
  8.000%, due 11/15/21                                     275,000       351,742
                                                                     -----------
                                                                      26,300,137
                                                                     -----------
Total Bonds (Cost $76,884,048)                                        77,721,141
                                                                     -----------

                                       41

                                                         SHARES         VALUE
                                                       -----------   -----------
SHORT-TERM INVESTMENTS -- 2.50%
OTHER -- 2.50%
UBS Supplementary Trust
  U.S. Cash Management Prime Fund
  (Cost $2,015,176)                                      2,015,176   $ 2,015,176
                                                                     -----------
Total Investments
  (Cost $78,899,224) -- 99.01% (a)                                    79,736,317
Cash and other assets,
  less liabilities -- 0.99%                                              794,093
                                                                     -----------
Net Assets -- 100%                                                   $80,530,410
                                                                     ===========

NOTES TO SCHEDULE OF INVESTMENTS
(a) Aggregate cost for federal income tax purposes was $78,899,224; and net unrealized appreciation consisted of:

              Gross unrealized appreciation                        $1,172,922
              Gross unrealized depreciation                          (335,829)
                                                                   ----------
                      Net unrealized appreciation                  $  837,093
                                                                   ==========

%          Represents a percentage of net assets

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2002, the value of these securities amounted to $864,207 or 1.07% of net assets.
E.E.T.C.:  Enhanced equipment trust certificate

                 See accompanying notes to financial statements.

UBS HIGH YIELD RELATIONSHIP FUND

TOTAL RETURN

                                        6 MONTHS   1 YEAR    3 YEARS   5 YEARS   ANNUALIZED
                                         ENDED      ENDED     ENDED     ENDED     4/30/95*
                                         6/30/02   6/30/02   6/30/02   6/30/02   TO 06/30/02
--------------------------------------------------------------------------------------------
UBS HIGH YIELD RELATIONSHIP FUND          -5.86%    -4.84%    -1.35%    -0.34%      3.61%
--------------------------------------------------------------------------------------------
Merrill Lynch High Yield Master Index     -4.31     -3.08     -0.81      1.23       4.67
--------------------------------------------------------------------------------------------

*  PERFORMANCE INCEPTION DATE OF UBS HIGH YIELD RELATIONSHIP FUND.

ALL TOTAL RETURNS OVER 1 YEAR ARE AVERAGE ANNUALIZED RETURNS.

ILLUSTRATION OF AN ASSUMED INVESTMENT OF $100,000

This chart shows the growth in the value of an investment in UBS High Yield Relationship Fund and the Merrill Lynch High Yield Master Index if you had invested $100,000 on April 30, 1995. Past performance is no guarantee of future results. Share price and return will vary with market conditions; investors may realize a gain or loss upon redemption.

[CHART]

UBS HIGH YIELD RELATIONSHIP FUND VS. MERRILL LYNCH HIGH YIELD MASTER INDEX+

              UBS HIGH YIELD  MERRILL LYNCH HIGH
           RELATIONSHIP FUND  YIELD MASTER INDEX
           -----------------  ------------------
 4/30/95            $100,000            $100,000
 5/31/95            $100,662            $102,820
 6/30/95            $100,553            $103,499
 7/31/95            $101,729            $105,103
 8/31/95            $102,291            $105,397
 9/30/95            $103,491            $106,609
10/31/95            $104,956            $107,793
11/30/95            $105,941            $108,299
12/31/95            $107,361            $109,675
 1/31/96            $108,820            $111,758
 2/29/96            $110,836            $112,351
 3/31/96            $110,503            $112,047
 4/30/96            $111,210            $112,652
 5/31/96            $112,623            $113,565
 6/30/96            $112,963            $113,815
 7/31/96            $113,584            $114,839
 8/31/96            $115,713            $116,091
 9/30/96            $119,121            $118,088
10/31/96            $119,625            $119,080
11/30/96            $121,423            $120,937
12/31/96            $123,175            $123,295
 1/31/97            $124,846            $124,196
 2/28/97            $126,409            $126,530
 3/31/97            $122,735            $125,113
 4/30/97            $124,892            $126,227
 5/31/97            $128,738            $128,764
 6/30/97            $131,130            $130,515
 7/31/97            $134,858            $133,282
 8/31/97            $135,479            $134,002
 9/30/97            $139,078            $136,655
10/31/97            $137,523            $136,641
11/30/97            $139,649            $137,611
12/31/97            $139,645            $138,864
 1/31/98            $140,588            $141,224
 2/28/98            $141,432            $142,326
 3/31/98            $143,331            $143,038
 4/30/98            $143,577            $144,110
 5/31/98            $143,922            $144,543
 6/30/98            $142,574            $144,846
 7/31/98            $143,397            $145,860
 8/31/98            $130,486            $135,956
 9/30/98            $128,769            $135,943
10/31/98            $126,011            $133,237
11/30/98            $132,152            $139,993
12/31/98            $131,736            $139,671
 1/31/99            $134,588            $141,052
 2/28/99            $135,061            $139,976
 3/31/99            $136,427            $141,182
 4/30/99            $138,509            $143,390
 5/31/99            $135,277            $142,395
 6/30/99            $134,307            $142,128
 7/31/99            $134,318            $142,336
 8/31/99            $133,571            $140,892
 9/30/99            $133,437            $140,351
10/31/99            $133,869            $139,530
11/30/99            $136,386            $141,126
12/31/99            $137,659            $141,867
 1/31/00            $136,159            $141,163
 2/29/00            $135,656            $141,285
 3/31/00            $133,170            $139,309
 4/30/00            $134,349            $139,358
 5/31/00            $133,801            $137,824
 6/30/00            $136,170            $140,183
 7/31/00            $137,642            $141,194
 8/31/00            $139,389            $142,918
 9/30/00            $137,955            $142,083
10/31/00            $133,907            $137,915
11/30/00            $128,135            $133,594
12/31/00            $132,294            $136,491
 1/31/01            $139,513            $144,630
 2/28/01            $141,069            $146,914
 3/31/01            $138,758            $144,970
 4/30/01            $138,725            $143,387
 5/31/01            $140,125            $146,146
 6/30/01            $135,498            $143,132
 7/31/01            $136,992            $145,357
 8/31/01            $137,919            $146,765
 9/30/01            $128,970            $137,350
10/31/01            $132,855            $141,395
11/30/01            $138,065            $145,989
12/31/01            $136,963            $144,959
 1/31/02            $137,817            $145,769
 2/28/02            $135,298            $144,367
 3/31/02            $137,930            $147,797
 4/30/02            $139,363            $150,146
 5/31/02            $136,497            $149,334
 6/30/02            $128,934            $138,718

4/30/95 = $100,000                                          DATA THROUGH 6/30/02

+ FUND RETURNS ARE NET OF ALL FEES AND COSTS, WHILE THE INDEX RETURNS ARE BASED SOLELY ON MARKET RETURNS WITHOUT DEDUCTION FOR FEES OR TRANSACTION COSTS FOR REBALANCING.

TOP TEN U.S. FIXED INCOME HOLDINGS

AS OF JUNE 30, 2002 (UNAUDITED)

                                             PERCENTAGE OF
                                               NET ASSETS
----------------------------------------------------------
Echostar DBS Corp
9.375%, due 02/01/09                              1.6%

National Wine & Spirits, Inc.
10.125%, due 01/15/09                             1.3

Majestic Investment Holdings LLC, 144A
11.653%, due 11/30/07                             1.3

Coaxial Communications of Central
Ohio, Inc. 10.000%, due 08/15/06                  1.2

Dobson Sygnet Communications, Inc.
12.250%, due 12/15/08                             1.1

Hollywood Casino Corp.
11.250%, due 05/01/07                             1.0

WRC Media, Inc.
12.750%, due 11/15/09                             1.0

Phillips-Van Heusen Corp.
9.500%, due 05/01/08                              1.0

William Carter
10.875%, due 08/15/11                             1.0

Premier Parks, Inc.
10.000%, due 04/01/08                             1.0
----------------------------------------------------------
Total                                            11.5%

UBS HIGH YIELD RELATIONSHIP FUND -- SCHEDULE OF INVESTMENTS

JUNE 30, 2002 (UNAUDITED)

                                                        FACE
                                                       AMOUNT          VALUE
                                                     -----------   -------------
BONDS -- 91.75%
U.S. CORPORATE BONDS -- 90.72%
Acetex Corp.
  10.875%, due 08/01/09                              $   500,000   $     522,500
Adelphia Communications Corp.(d)
  9.375%, due 11/15/09                                 1,105,000         447,525
Advance Stores Co.
  10.250%, due 04/15/08                                  500,000         525,000
Advanced Medical Optics, Inc., 144A
  9.250%, due 07/15/10                                   250,000         246,875
AES Corp.
  9.375%, due 09/15/10                                   950,000         617,500
Affinity Technology Group
  11.000%, due 04/01/07                                  991,000         971,180
Ainsworth Lumber Co., Ltd.
  12.500%, due 07/15/07                                  650,000         703,625
AirGate PCS, Inc. (c)
  0.000%, due 10/01/09                                   450,000          90,000
AK Steel Holding Corp., 144A
  7.750%, due 06/15/12                                   650,000         643,500
Alamosa Delaware, Inc.
  12.500%, due 02/01/11                                1,000,000         280,000
Alamosa PCS Holdings, Inc. (c)
  0.000%, due 02/15/10                                 1,400,000         210,000
Allbritton Communications Co.
  9.750%, due 11/30/07                                   750,000         772,500
Alliance Gaming Corp.
  10.000%, due 08/01/07                                  750,000         780,000
Allied Waste North America, Inc.
  7.875%, due 01/01/09                                   750,000         720,000
American Restaurant Group, Inc.
  11.500%, due 11/01/06                                  496,000         446,400
Ameristar Casino, Inc.
  10.750%, due 02/15/09                                  500,000         536,250
Amkor Technology, Inc.
  9.250%, due 02/15/08                                   500,000         407,500
Argo-Tech Corp.
  8.625%, due 10/01/07                                   500,000         440,000
Argosy Gaming Co.
  10.750%, due 06/01/09                                1,000,000       1,075,000
Atrium Cos., Inc.
  10.500%, due 05/01/09                                  575,000         587,219
Aztar Corp.
  8.875%, due 05/15/07                                   500,000         503,125
B&G Foods, Inc.
  9.625%, due 08/01/07                                   600,000         615,000
Bally Total Fitness Corp., Series D
  9.875%, due 10/15/07                                   994,000         986,545
BE Aerospace, Inc.
  8.875%, due 05/01/11                                   500,000         465,000
Bear Island Paper Co. LLC, Series B
  10.000%, due 12/01/07                                  500,000         427,500
Belden & Blake Corp., Series B
  9.875%, due 06/15/07                                   765,000         673,200
Block Communications, Inc., 144A
  9.250%, due 04/15/09                                   500,000         500,000
Boyd Gaming Corp., 144A
  8.750%, due 04/15/12                                   500,000         502,500
Buckeye Technologies, Inc.
  8.500%, due 12/15/05                               $   750,000   $     675,000
Buffets, Inc., 144A
  11.250%, due 07/15/10                                  600,000         600,000
Cadmus Communications Corp.
  9.750%, due 06/01/09                                   750,000         761,250
Calpine Corp.
  8.500%, due 02/15/11                                   985,000         659,950
Chancellor Broadcasting Co.
  8.750%, due 06/15/07                                   750,000         750,000
Charter Communications Holdings
  0.000%, due 04/01/09 (c)                             1,350,000         931,500
  12.125%, due 01/15/12, 144A                          1,400,000         448,000
Chesapeake Energy Corp.
  8.125%, due 04/01/11                                   675,000         663,187
Coast Hotels and Casinos, Inc.
  9.500%, due 04/01/09                                   550,000         577,500
Coaxial Communications of Central
  Ohio, Inc. 10.000%, due 08/15/06                     1,480,000       1,332,000
Collins & Alkman Corp.
  10.750%, due 12/31/11, 144A                            500,000         502,500
  11.500%, due 04/15/06                                  750,000         710,625
Cott Beverages USA, Inc.
  8.000%, due 12/15/11                                   875,000         883,750
Cross Timbers Oil Co.
  8.750%, due 11/01/09                                   545,000         572,250
Crown Castle International Corp.
  9.375%, due 08/01/11                                 1,000,000         630,000
CSC Holdings, Inc.
  7.625%, due 07/15/18                                   800,000         585,817
Cumulus Media, Inc.
  10.375%, due 07/01/08                                  500,000         530,000
Dayton Superior Corp.
  13.000%, due 06/15/09                                  700,000         700,000
Dobson Communications Corp.
  10.875%, due 07/01/10                                  625,000         368,750
Dobson Sygnet Communications, Inc.
  12.250%, due 12/15/08                                2,050,000       1,230,000
Dresser Industries, Inc., 144A
  9.375%, due 04/15/11                                   750,000         759,375
Dura Operating Corp.
  9.000%, due 05/01/09                                   600,000         582,000
Echostar DBS Corp.
  9.375%, due 02/01/09                                 2,000,000       1,850,000
eKabel Hessen
  14.500%, due 09/01/10                                  750,000         183,750
Equistar Chemicals LP
  8.500%, due 02/15/04                                   500,000         487,272
Extendicare Health Services, Inc., 144A
  9.500%, due 07/01/10                                   250,000         250,313
Extendicare, Inc.
  9.350%, due 12/15/07                                   500,000         465,000
Fedders North America
  9.375%, due 08/15/07                                 1,000,000         720,000
Felcor Lodging LP
  8.500%, due 06/01/11                                   520,000         509,600
Fisher Scientific International, Inc., 144A
  8.125%, due 05/01/12                                   550,000         547,250

                                       45

                                                        FACE
                                                       AMOUNT          VALUE
                                                     -----------   -------------
Fleming Cos., Inc.
  10.625%, due 07/31/07                               $  500,000    $     490,000
Four M Corp., Series B
  12.000%, due 06/01/06                                  650,000         666,250
FrontierVision Holdings LP(c)(d)
  11.875%, due 09/15/07                                  450,000         301,500
GEO Specialty Chemicals
  10.125%, due 08/01/08                                1,125,000         922,500
Gray Communicaitons Systems, Inc.,
  9.250%, due 12/15/11, 144A                             500,000         510,000
Grey Wolf, Inc.
  8.875%, due 07/01/07                                   730,000         737,300
GST Network Funding, Inc. (c)
  0.000%, due 05/01/08                                 1,000,000          25,000
Hanger Orthopedic Group, Inc.
  11.250%, due 06/15/09                                  750,000         755,625
Hayes Lemmerz International, Inc.
  8.250%, due 12/15/08                                   900,000          90,000
Hayes Wheels International, Inc. (d)
  11.000%, due 07/15/06                                  925,000          92,500
Hilton Hotels Corp.
  8.250%, due 02/15/11                                 1,000,000       1,038,496
HMH Properties, Inc.
  7.875%, due 08/01/08                                   625,000         595,312
Hollinger International Publishing Corp.
  9.250%, due 02/01/06                                   900,000         927,000
Hollywood Casino Corp.
  11.250%, due 05/01/07                                1,100,000       1,188,000
Horseshoe Gaming Holdings
  8.625%, due 05/15/09                                   798,000         811,965
Huntsman ICI Chemicals
  10.125%, due 12/31/09                                  975,000         234,000
Huntsman International, LLC., 144A
  9.875%, due 03/01/09                                   400,000         401,000
Insight Communications Co., Inc.
  12.250%, due 02/15/11                                1,900,000         817,000
Insight Midwest LP
  10.500%, due 11/01/10                                  520,000         486,200
Interep National Radio Sales, Series B
  10.000%, due 07/01/08                                  500,000         440,000
International Game Technology
  7.875%, due 05/15/04                                   625,000         643,750
  8.375%, due 05/15/09                                   500,000         527,500
IPC Acquisition Corp., 144A
  11.500%, due 12/15/09                                  500,000         480,000
Iron Mountain, Inc.
  8.750%, due 09/30/09                                 1,000,000       1,022,500
JLG Industries, Inc., 144A
  8.375%, due 06/15/12                                   400,000         400,000
John Q. Hammons Hotels, Inc., 144A
  8.875%, due 05/12/15                                 1,000,000         980,000
Kansas City Southern Railway, 144A
  7.500%, due 06/15/09                                   450,000         450,563
Key3Media Group, Inc.
  11.250%, due 06/15/11                                1,000,000         450,000
Lamar Media Co.
  8.625%, due 09/15/07                                 1,059,000       1,085,475
Leap Wireless International, Inc.
  12.500%, due 04/15/10                                  785,000          86,350
Level 3 Communications Corp., 144A
  7.625%, due 06/15/12                                $  525,000    $    526,313
Levi Strauss & Co.
  6.800%, due 11/01/03                                 1,000,000         925,000
  11.625%, due 01/15/08                                  350,000         332,500
LIN Holdings Corp. (c)
  0.000%, due 03/01/08                                   600,000         552,000
LIN Television Corp.
  8.000%, due 01/15/08                                   600,000         597,000
Luigino's, Inc.
  10.000%, due 02/01/06                                1,000,000       1,010,000
Mail-Well, Inc.
  5.000%, due 11/01/02                                   750,000         732,187
Mail-Well, I Corp., 144A
  9.625%, due 03/15/12                                   750,000         753,750
Majestic Investment Holdings LLC, 144A
  11.653%, due 11/30/07                                1,500,000       1,423,125
Majestic Star Casino LLC, Series B
  10.875%, due 07/01/06                                  500,000         520,000
Mediacom LLC
  7.875%, due 02/15/11                                   525,000         412,125
  9.500%, due 01/15/13                                   925,000         800,125
Methanex Corp.
  8.750%, due 08/15/12                                   250,000         255,000
MGM Grand, Inc.
  9.750%, due 06/01/07                                   850,000         896,750
MGM Mirage, Inc.
  8.500%, due 09/15/10                                   855,000         891,643
Millennium America, Inc., 144A
  9.250%, due 06/15/08                                   400,000         408,000
Motors & Gears, Inc., Series D
  10.750%, due 11/15/06                                  775,000         740,125
National Wine & Spirits, Inc.
  10.125%, due 01/15/09                                1,475,000       1,493,437
Nexstar Finance, Inc., LLC
  12.000%, due 04/01/08                                  500,000         530,000
Nextel Communications, Inc.
  0.000%, due 09/15/07 (c)                             1,120,000         610,400
  9.375%, due 11/15/09                                   500,000         253,750
Nextel Partners, Inc.
  11.000%, due 03/15/10                                1,125,000         450,000
Nextmedia Operating, Inc.
  10.750%, due 07/01/11                                  650,000         656,500
Nortek, Inc., Class B
  9.125%, due 09/01/07                                   951,000         962,887
Official Information Co., Series B
  10.375%, due 11/01/07                                  615,000         602,700
Ono Finance PLC
  13.000%, due 05/01/09                                  700,000         231,000
Owens-Brockway, 144A
  8.875%, due 02/15/09                                   525,000         525,000
Pacifica Papers, Inc.
  10.000%, due 03/15/09                                  610,000         648,125
Pantry, Inc.
  10.250%, due 10/15/07                                  750,000         678,750
Pathmark Stores, Inc.
  8.750%, due 02/01/12                                   750,000         761,250

                                       46

                                                        FACE
                                                       AMOUNT          VALUE
                                                     -----------   -------------
Paxson Communications Corp.
  12.250%, due 01/15/09                              $ 1,300,000   $     737,750
Penn National Gaming, Inc., Series B
  11.125%, due 03/01/08                                  735,000         792,881
Per-Se Technologies, Inc.
  9.500%, due 02/15/05                                   600,000         576,000
Petco Animal Supplies, Inc.
  10.750%, due 11/01/11                                1,000,000       1,080,000
Phillips-Van Heusen Corp.
  9.500%, due 05/01/08                                 1,150,000       1,167,250
Plains Resources, Inc., Series D
  10.250%, due 03/15/06                                  500,000         516,250
Premier Parks, Inc.
  0.000%, due 04/01/08 (c)                             1,140,000       1,111,500
  9.750%, due 06/15/07                                   550,000         563,750
PRIMEDIA, Inc.
  8.875%, due 05/15/11                                   775,000         581,250
Qwest Capital Funding, Inc.
  7.000%, due 08/03/09                                 1,200,000         666,000
Qwest Corp., 144A
  8.875%, due 03/15/12                                   275,000         244,750
R.H. Donnelly, Inc.
  9.125%, due 06/01/08                                 1,063,000       1,100,205
Radio One, Inc.
  8.875%, due 07/01/11                                   725,000         723,187
Radiologix, Inc.
  10.500%, due 12/15/08                                  750,000         772,500
Salem Communications Corp.
  9.500%, due 10/01/07                                   500,000         510,000
Samsonite Corp.
  10.750%, due 06/15/08                                  525,000         422,625
Sbarro, Inc.
  11.000%, due 09/15/09                                  800,000         800,000
Sequa Corp.
  9.000%, due 08/01/09                                   655,000         658,275
Silgan Holdings, Inc., 144A
  9.000%, due 06/01/09                                   400,000         412,000
Sinclair Broadcast Group, Inc.
  8.000%, due 03/15/12                                 1,000,000         985,000
  8.750%, due 12/15/11                                   450,000         450,000
Speedway Motorsports, Inc.
  8.500%, due 08/15/07                                   775,000         804,062
Starwood Hotels & Resorts Worldwide, Inc.
  7.875%, due 05/01/12, 144A                           1,000,000         980,000
Station Casinos, Inc.
  8.375%, due 02/15/08                                   450,000         459,563
Stone Container Corp., 144A
  8.375%, due 07/01/12                                   250,000         251,875
Team Health, Inc.
  12.000%, due 03/15/09                                  500,000         560,000
Tembec Industries, Inc.
  8.500%, due 02/01/11                                   800,000         824,000
Tommy Hilfiger USA, Inc.
  6.850%, due 06/01/08                                   675,000         634,320
TransWestern Publishing Co.
  9.625%, due 11/15/07                                   885,000         920,400
Triton PCS, Inc. (c)
  0.000%, due 05/01/08                                 1,430,000         886,600
US Unwired, Inc. (c)
  0.000%, due 11/01/09                               $   525,000   $     126,000
Von Hoffmann Corp., 144A
  10.250%, due 03/15/09                                  500,000         512,500
Weirton Steel Corp.
  0.000%, due 08/13/02 (d) (e)                            18,450         738,000
  10.000%, due 04/01/08 (e)                            1,332,500         533,000
Westpoint Stevens, Inc.
  7.875%, due 06/15/05                                   950,000         641,250
Wheeling-Pittsburg Corp.
  9.250%, due 11/15/07                                 2,000,000          20,000
William Carter Co.
  10.875%, due 08/15/11                                1,050,000       1,149,750
Winsloew Furniture, Inc., Series B
  12.750%, due 08/15/07                                  500,000         497,500
Wiser Oil Co.
  9.500%, due 05/15/07                                   325,000         266,500
WRC Media, Inc.
  12.750%, due 11/15/09                                1,150,000       1,175,875
Yell Finance BV
  10.750%, due 08/01/11                                  790,000         861,100
Young Broadcasting Inc., 144A
  8.500%, due 12/15/08                                   500,000         497,500
Young Broadcasting, Inc.
  10.000%, due 03/01/11                                  995,000         880,575
                                                                   -------------
Total U.S. Corporate Bonds                                           103,088,854
                                                                   -------------
INTERNATIONAL DOLLAR BONDS -- 1.03%
Callahan Nordrhein-Westfallen
  0.000%, due 07/15/10 (c)                             1,500,000          15,000
  14.000%, due 07/15/10                                1,000,000          40,000
COLT Telecom Group (c)
  0.000%, due 12/15/06                                   625,000         362,500
Constellation Brands, Inc.
  8.500%, due 03/01/09                                   500,000         515,000
Energis PLC (d)
  9.750%, due 06/15/09                                 1,850,000         148,000
Microcell Telecommunications, Inc.,
  Series B (c)
  14.000%, due 06/01/06                                1,125,000          90,000
                                                                   -------------
Total International Dollar Bonds                                       1,170,500
                                                                   -------------
Total Bonds (Cost $123,356,803)                                      104,259,354
                                                                   -------------

                                                       SHARES
                                                     -----------
EQUITIES -- 4.21%
U.S. EQUITIES -- 4.18%
COMPUTER SYSTEMS -- 0.70%
Seagate Technology Holdings, 144A                        800,000         800,000
                                                                   -------------
FINANCIAL SERVICES -- 0.45%
Ucar Finance, Inc., 144A                                 500,000         510,000
                                                                   -------------
FOOD & HOUSE PRODUCTS -- 0.02%
Aurora Foods, Inc.(b)                                     16,453          24,679
                                                                   -------------
PUBLISHING -- 0.28%
CSC Holdings, Inc., Series M,
  PIK, 11.125% (b)                                         5,000         320,000
                                                                   -------------

                                       47

                                                       SHARES          VALUE
                                                     -----------   -------------
RECREATION -- 1.09%
Prime Hospitality Corp., 144A                            750,000   $     735,000
Venetian Casino, 144A                                    500,000         503,125
                                                                   -------------
                                                                       1,238,125
                                                                   -------------
RETAIL/APPAREL -- 0.89%
Perry Ellis International, Inc., 144A                  1,000,000       1,010,000
                                                                   -------------
TELECOMMUNICATIONS & CELLULAR -- 0.16%
Rural Cellular Corp., PIK, 12.5000%                        1,966         176,979
                                                                   -------------
TELECOMMUNICATION SERVICES -- 0.59%
Pegasus Communications Corp. (b)                          11,616           8,480
Pegasus Satellite Communications, Inc.,
  Series B                                                 5,516         661,920
                                                                   -------------
                                                                         670,400
                                                                   -------------
                                                                       4,750,183
                                                                   -------------
WARRANTS (b)(e) -- 0.03%
Dayton Superior Corp., expires
  06/15/09 144A                                            1,500          15,000
HF Holdings, Inc., expires 07/15/02                        8,680           8,680
Leap Wireless International, Inc.,
  expires 04/15/10 144A                                    1,385             692
Motient Corp., expires 04/01/08 144A                       1,454              15
Pliant Corp., expires 06/01/10 144A                        1,090          10,900
Winsloew Furniture, Inc., expires
  08/15/07 144A                                              400           4,050
                                                                   -------------
                                                                          39,337
                                                                   -------------
Total Equities (Cost $14,731,968)                                      4,789,520
                                                                   -------------
SHORT-TERM INVESTMENTS -- 0.41%
OTHER -- 0.41%
UBS Supplementary Trust
  U.S. Cash Management Prime Fund
  (Cost $468,466)                                        468,466   $     468,466
                                                                   -------------
Total Investments
  (Cost $138,557,237) -- 96.37% (a)                                  109,517,340
Cash and other assets,
  less liabilities -- 3.63%                                            4,123,310
                                                                   -------------
Net Assets -- 100%                                                 $ 113,640,650
                                                                   =============

NOTES TO SCHEDULE OF INVESTMENTS
(a) Aggregate cost for federal income tax purposes was $138,557,237; and net unrealized depreciation consisted of:

               Gross unrealized appreciation                       $   2,074,737
               Gross unrealized depreciation                         (31,114,634)
                                                                   -------------
                       Net unrealized depreciation                 $ (29,039,897)
                                                                   =============

(b)   Non-income producing security.
(c) Step bonds -- coupon rate increases in increments to maturity. Rate disclosed is as of June 30, 2002. Maturity date disclosed is the ultimate maturity date.
(d)   Security is in default.
(e) Security is illiquid. These securities amounted to $1,310,337 or 1.15% of net assets.

%     Represents a percentage of net assets.

PIK:  Payment in kind, interest payment in cash or additional securities.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2002, the value of these securities amounted to $18,345,471 or 16.14% of net assets.

                 See accompanying notes to financial statements.

UBS EMERGING MARKETS DEBT RELATIONSHIP FUND

TOTAL RETURN

                                       6 MONTHS       1 YEAR       3 YEARS      5 YEARS     ANNUALIZED
                                         ENDED         ENDED        ENDED        ENDED      6/30/95(1)
                                        6/30/02       6/30/02      6/30/02      6/30/02     TO 6/30/02
------------------------------------------------------------------------------------------------------
UBS EMERGING MARKETS DEBT
RELATIONSHIP FUND(2)                     1.98%         4.88%        15.28%        9.84%       17.27%
------------------------------------------------------------------------------------------------------
UBS Emerging Markets Debt
Relationship Fund(3)                     1.47          4.36         15.28         9.84        17.27
------------------------------------------------------------------------------------------------------
Emerging Markets Debt Benchmark(4)       0.91         -3.34         10.45         5.51        13.11
------------------------------------------------------------------------------------------------------
JP Morgan EMBI Global                    0.91         -3.34          9.72         5.50        12.55
------------------------------------------------------------------------------------------------------
JP Morgan EMBI+                          0.82         -5.21          9.64         5.05        12.75
------------------------------------------------------------------------------------------------------

(1) PERFORMANCE INCEPTION DATE OF UBS EMERGING MARKETS DEBT RELATIONSHIP FUND.

(2) TOTAL RETURN BASED ON NAV - DOES NOT INCLUDE THE PAYMENT OF A 0.50% TRANSACTION CHARGE ON FUND SHARE PURCHASES.

(3) STANDARDIZED TOTAL RETURN - INCLUDES THE PAYMENT OF A 0.50% TRANSACTION CHARGE ON FUND SHARE PURCHASES AFTER 12/31/95.

(4) AN UNMANAGED INDEX COMPILED BY THE ADVISOR, CONSTRUCTED AS FOLLOWS:
    INCEPTION 12/31/90 - 12/31/95: 100% J.P. MORGAN EMBI; 1/1/96 - 6/30/2000:
    100% J.P. MORGAN EMBI+; 7/1/2000 - CURRENT: 100% J.P. MORGAN EMBI GLOBAL.

ALL TOTAL RETURNS OVER 1 YEAR ARE AVERAGE ANNUALIZED RETURNS.

ILLUSTRATION OF AN ASSUMED INVESTMENT OF $100,000

This chart shows the growth in the value of an investment in UBS Emerging Markets Debt Relationship Fund, the JP Morgan EMBI+, the JP Morgan EMBI Global and the Emerging Markets Debt Benchmark if you had invested $100,000 on June 30, 1995. We are now comparing the Fund's performance to the JP Morgan EMBI Global and the Emerging Markets Debt Benchmark rather than the JP Morgan EMBI+ as this better represents the Fund's investment universe. Past performance is no guarantee of future results. Share price and return will vary with market conditions; investors may realize a gain or loss upon redemption.

[CHART]

UBS EMERGING MARKETS DEBT RELATIONSHIP FUND VS. JP MORGAN EMBI GLOBAL, JP MORGAN EMBI+ & EMERGING MARKETS DEBT BENCHMARK+

            UBS EMERGING MARKETS     JP MORGAN   JP MORGAN      EMERGING MARKETS
            DEBT RELATIONSHIP FUND   EMBI+       EMBI GLOBAL    DEBT BENCHMARK
            ----------------------   ---------   -----------    ----------------
 6/30/95                 $ 100,000   $ 100,000     $ 100,000           $ 100,000
 7/31/95                 $  98,952   $ 100,074     $ 100,034           $ 100,074
 8/31/95                 $ 101,671   $ 102,435     $ 102,823           $ 102,435
 9/30/95                 $ 105,713   $ 105,964     $ 106,438           $ 105,964
10/31/95                 $ 104,843   $ 104,876     $ 105,411           $ 104,876
11/30/95                 $ 108,802   $ 108,546     $ 108,975           $ 108,546
12/31/95                 $ 116,401   $ 116,772     $ 116,457           $ 116,772
 1/31/96                 $ 127,448   $ 125,646     $ 126,385           $ 125,646
 2/29/96                 $ 118,868   $ 118,715     $ 119,132           $ 118,715
 3/31/96                 $ 121,904   $ 121,419     $ 121,802           $ 121,419
 4/30/96                 $ 129,544   $ 128,043     $ 127,825           $ 128,043
 5/31/96                 $ 132,236   $ 130,259     $ 129,811           $ 130,259
 6/30/96                 $ 136,384   $ 134,838     $ 133,412           $ 134,838
 7/31/96                 $ 139,238   $ 137,656     $ 134,849           $ 137,656
 8/31/96                 $ 145,236   $ 142,712     $ 139,122           $ 142,712
 9/30/96                 $ 156,324   $ 151,916     $ 147,264           $ 151,916
10/31/96                 $ 158,248   $ 153,109     $ 148,475           $ 153,109
11/30/96                 $ 167,000   $ 160,744     $ 155,791           $ 160,744
12/31/96                 $ 168,816   $ 162,676     $ 157,483           $ 162,676
 1/31/97                 $ 175,557   $ 167,181     $ 162,265           $ 167,181
 2/28/97                 $ 178,950   $ 170,082     $ 164,913           $ 170,082
 3/31/97                 $ 172,262   $ 163,948     $ 159,418           $ 163,948
 4/30/97                 $ 177,672   $ 168,801     $ 164,101           $ 168,801
 5/31/97                 $ 185,086   $ 175,352     $ 169,664           $ 175,352
 6/30/97                 $ 190,948   $ 179,388     $ 173,379           $ 179,388
 7/31/97                 $ 199,060   $ 186,831     $ 180,545           $ 186,831
 8/31/97                 $ 199,245   $ 186,075     $ 179,668           $ 186,075
 9/30/97                 $ 205,585   $ 191,761     $ 184,655           $ 191,761
10/31/97                 $ 185,908   $ 169,672     $ 165,088           $ 169,672
11/30/97                 $ 195,410   $ 177,728     $ 172,088           $ 177,728
12/31/97                 $ 202,275   $ 183,853     $ 176,297           $ 183,853
 1/31/98                 $ 203,272   $ 183,481     $ 177,145           $ 183,481
 2/28/98                 $ 210,539   $ 188,732     $ 181,826           $ 188,732
 3/31/98                 $ 215,693   $ 193,431     $ 185,955           $ 193,431
 4/30/98                 $ 215,905   $ 193,899     $ 186,385           $ 193,899
 5/31/98                 $ 210,889   $ 187,281     $ 180,758           $ 187,281
 6/30/98                 $ 203,957   $ 181,874     $ 176,177           $ 181,874
 7/31/98                 $ 204,961   $ 183,120     $ 177,205           $ 183,120
 8/31/98                 $ 145,381   $ 130,500     $ 128,756           $ 130,500
 9/30/98                 $ 152,861   $ 143,261     $ 139,881           $ 143,261
10/31/98                 $ 162,186   $ 152,530     $ 148,817           $ 152,530
11/30/98                 $ 177,930   $ 161,507     $ 159,020           $ 161,507
12/31/98                 $ 175,294   $ 157,469     $ 155,945           $ 157,469
 1/31/99                 $ 171,369   $ 151,622     $ 152,391           $ 151,622
 2/28/99                 $ 173,768   $ 153,799     $ 153,898           $ 153,799
 3/31/99                 $ 186,905   $ 165,434     $ 164,095           $ 165,434
 4/30/99                 $ 201,488   $ 176,739     $ 174,187           $ 176,739
 5/31/99                 $ 192,357   $ 166,663     $ 165,191           $ 166,663
 6/30/99                 $ 199,210   $ 174,117     $ 171,538           $ 174,117
 7/31/99                 $ 197,853   $ 170,506     $ 168,680           $ 170,506
 8/31/99                 $ 197,766   $ 170,263     $ 168,790           $ 170,263
 9/30/99                 $ 205,287   $ 176,203     $ 174,096           $ 176,203
10/31/99                 $ 214,825   $ 183,002     $ 180,264           $ 183,002
11/30/99                 $ 218,596   $ 188,183     $ 185,089           $ 188,183
12/31/99                 $ 230,957   $ 198,369     $ 193,650           $ 198,369
 1/31/00                 $ 230,037   $ 194,443     $ 190,668           $ 194,443
 2/29/00                 $ 242,525   $ 206,966     $ 200,915           $ 206,966
 3/31/00                 $ 249,226   $ 213,486     $ 206,377           $ 213,486
 4/30/00                 $ 244,716   $ 209,409     $ 202,571           $ 209,409
 5/31/00                 $ 238,579   $ 204,079     $ 197,887           $ 204,079
 6/30/00                 $ 253,213   $ 214,436     $ 207,108           $ 214,436
 7/31/00                 $ 260,905   $ 220,914     $ 213,021           $ 220,558
 8/31/00                 $ 268,790   $ 228,688     $ 219,815           $ 227,592
 9/30/00                 $ 264,205   $ 225,585     $ 217,445           $ 225,139
10/31/00                 $ 259,039   $ 220,521     $ 213,032           $ 220,570
11/30/00                 $ 257,814   $ 219,378     $ 212,175           $ 219,682
12/31/00                 $ 270,203   $ 229,442     $ 221,542           $ 229,380
 1/31/01                 $ 285,235   $ 241,159     $ 232,229           $ 240,446
 2/28/01                 $ 279,859   $ 237,331     $ 229,137           $ 237,244
 3/31/01                 $ 276,361   $ 234,082     $ 226,574           $ 234,591
 4/30/01                 $ 276,249   $ 232,701     $ 225,479           $ 233,457
 5/31/01                 $ 284,317   $ 238,438     $ 230,916           $ 239,087
 6/30/01                 $ 291,133   $ 242,114     $ 234,440           $ 242,735
 7/31/01                 $ 276,447   $ 227,092     $ 222,297           $ 230,162
 8/31/01                 $ 288,322   $ 238,315     $ 232,248           $ 240,466
 9/30/01                 $ 277,861   $ 229,586     $ 224,657           $ 232,606
10/31/01                 $ 281,280   $ 228,243     $ 224,778           $ 232,731
11/30/01                 $ 288,920   $ 224,408     $ 221,907           $ 229,759
12/31/01                 $ 299,417   $ 227,633     $ 224,551           $ 232,497
 1/31/02                 $ 305,786   $ 232,342     $ 228,704           $ 236,797
 2/28/02                 $ 319,283   $ 242,316     $ 237,287           $ 245,683
 3/31/02                 $ 321,368   $ 242,554     $ 237,543           $ 245,948
 4/30/02                 $ 326,170   $ 245,096     $ 239,876           $ 248,363
 5/31/02                 $ 325,493   $ 243,396     $ 238,639           $ 247,083
 6/30/02                 $ 305,340   $ 229,495     $ 226,602           $ 234,620

6/30/95 = $100,000                                          DATA THROUGH 6/30/02

+ FUND RETURNS ARE NET OF ALL FEES AND COSTS, WHILE THE INDEX RETURNS ARE BASED SOLELY ON MARKET RETURNS WITHOUT DEDUCTION FOR FEES OR TRANSACTION COSTS FOR REBALANCING.

TOP TEN FIXED INCOME HOLDINGS

AS OF JUNE 30, 2002 (UNAUDITED)

                                   PERCENTAGE OF
                                     NET ASSETS
------------------------------------------------
Russian Federation
5.000%, due 03/31/30                     13.7%

Russian Federation
12.750%, due 06/24/28                     5.3

Federative Republic of Brazil
8.000%, due 04/15/14                      4.2

Federative Republic of Brazil
11.000%, due 08/17/40                     3.9

Federative Republic of Brazil
10.125%, due 05/15/27                     3.6

Republic of Colombia
9.750%, due 04/09/11                      3.4

Government of Poland
6.000%, due 10/27/14                      2.7

United Mexican States
11.500%, due 05/15/26                     2.4

Republic of Bulgaria, FLIRB Series A
2.813%, due 07/28/12                      2.4

Innova S. de R.L.
12.875%, due 04/01/07                     2.3
------------------------------------------------
Total                                    43.9%

UBS EMERGING MARKETS DEBT RELATIONSHIP FUND -- SCHEDULE OF INVESTMENTS

JUNE 30, 2002 (UNAUDITED)

                                                       FACE
                                                      AMOUNT           VALUE
                                                   ------------     ------------
BONDS -- 92.36%
INTERNATIONAL DOLLAR BONDS -- 91.33%
ARGENTINA -- 2.61%
Republic of Argentina
  11.375%, due 03/15/10                            $    923,000     $    156,910
Republic of Argentina, Series E
   0.000%, due 10/15/03                               1,200,000          576,000
Republic of Argentina, Series F
   0.000%, due 10/15/04                               5,973,000        2,090,550
                                                                    ------------
                                                                       2,823,460
                                                                    ------------
BRAZIL -- 17.65%
Federative Republic of Brazil
   3.125%, due 04/15/09                               3,875,307        2,407,620
   3.125%, due 04/15/12                               1,420,000          755,750
   8.000%, due 04/15/14                               7,118,781        4,493,731
   8.875%, due 04/15/24                               3,952,000        1,926,600
  10.125%, due 05/15/27                               7,395,000        3,919,350
  11.000%, due 01/11/12                               2,220,000        1,354,200
  11.000%, due 08/17/40                               7,448,000        4,245,360
                                                                    ------------
                                                                      19,102,611
                                                                    ------------
BULGARIA -- 2.36%
Republic of Bulgaria, FLIRB Series A
  FRN BR 2.813%, due 07/28/12                         2,827,000        2,558,435
                                                                    ------------
COLOMBIA -- 3.86%
Republic of Colombia
   8.375%, due 02/15/27                                 740,000          529,100
   9.750%, due 04/09/11                               3,561,426        3,650,462
                                                                    ------------
                                                                       4,179,562
                                                                    ------------
ECUADOR -- 1.69%
Republic of Ecuador
   5.000%, due 08/15/30                               3,620,000        1,828,100
                                                                    ------------
INDONESIA -- 1.76%
Deutsche Bank
   0.000%, due 03/28/13                             485,648,809        1,904,346
                                                                    ------------
IVORY COAST -- 0.76%
Government of Ivory Coast
   2.000%, due 03/29/18                               3,686,000          820,135
                                                                    ------------
KOREA -- 2.76%
Chohung Bank Co., Ltd.
  11.875%, due 04/01/10                               1,010,000        1,164,025
Hanvit Bank Co.
  11.750%, due 03/01/10                               1,580,000        1,817,000
                                                                    ------------
                                                                       2,981,025
                                                                    ------------
MEXICO -- 19.58%
Conproca S.A. de C.V
  12.000%, due 06/16/10                               1,802,000        2,090,320
Corp. Durango S.A. de C.V
  13.125%, due 08/01/06                               2,315,000        1,967,750
Innova S. de R.L
  12.875%, due 04/01/07                               3,150,000        2,472,750
Monterrey Power S.A. de C.V
   9.625%, due 11/15/09                                 531,466          558,039
                                                                    ------------
Pemex Project Funding Master Trust
   7.875%, due 02/01/09, 144A                      $  1,130,000     $  1,127,175
   7.875%, due 02/01/09                                 900,000          897,750
   9.125%, due 10/13/10                               2,300,000        2,415,000
                                                                    ------------
Petroleos Mexicanos
   9.375%, due 12/02/08                               2,250,000        2,407,500
                                                                    ------------
United Mexican States
   7.500%, due 01/14/12                                 150,000          148,275
   8.125%, due 12/30/19                               1,250,000        1,217,500
   8.300%, due 08/15/31                               1,560,000        1,517,100
  10.375%, due 02/17/09                               1,295,000        1,482,775
  11.375%, due 09/15/16                                 220,000          272,800
  11.500%, due 05/15/26                               2,060,000        2,613,110
                                                                    ------------
                                                                      21,187,844
                                                                    ------------
PERU -- 2.27%
Republic of Peru
   4.500%, due 03/07/17                               1,742,400        1,263,240
                                                                    ------------
Republic of Peru, FLIRB
   4.000%, due 03/07/17                               1,800,000        1,188,000
                                                                    ------------
                                                                       2,451,240
                                                                    ------------
PHILIPPINES -- 4.85%
Philippines Long Distance Telephone Co.
   9.250%, due 06/30/06                                 820,000          793,350
  11.375%, due 05/15/12, 144A                         1,500,000        1,470,000
Republic of Philipines
   9.250%, due 12/01/17                                 320,000          289,600
   9.375%, due 01/18/17                                 860,000          881,500
   9.875%, due 01/15/19                                 775,000          769,188
  10.625%, due 03/16/25                               1,010,000        1,043,835
                                                                    ------------
                                                                       5,247,473
                                                                    ------------
POLAND -- 2.66%
Government of Poland
   6.000%, due 10/27/14                               2,861,600        2,875,908
                                                                    ------------
QATAR -- 0.34%
State of Qatar,
   9.750%, due 06/15/30                                 302,000          368,440
                                                                    ------------
RUSSIA -- 20.07%
Russia Ministry of Finance
  10.000%, due 06/26/07                               1,100,000        1,171,500
Russian Federation
   5.000%, due 03/31/30 (b)                          21,355,000       14,841,725
   8.250%, due 03/31/10
  12.750%, due 06/24/28                               4,735,000        5,705,675
                                                                    ------------
                                                                      21,718,900
                                                                    ------------
TUNISIA -- 1.87%
Banque Centrale de Tunisie
   7.375%, due 04/25/12                               2,100,000        2,026,500
                                                                    ------------
TURKEY -- 1.51%
Republic of Turkey
  11.875%, due 01/15/30                               1,935,000        1,635,075
                                                                    ------------
UKRAINE -- 2.00%
Republic of Ukraine
  11.000%, due 03/15/07                               2,144,900        2,166,349
                                                                    ------------

                                       51

                                                       FACE
                                                      AMOUNT           VALUE
                                                   ------------     ------------
VENEZUELA -- 2.73%
PDVSA Finance Ltd.
  6.250%, due 02/15/06                             $    853,580     $    746,048
Republic of Venezuela
  2.875%, due 12/18/07                                1,309,500          982,125
  9.250%, due 09/15/27                                1,065,000          684,263
Venezuela - FLIRB Class A FRN
  3.313%, due 03/31/07                                  714,271          539,275
                                                                    ------------
                                                                       2,951,711
                                                                    ------------
Total International Dollar Bonds                                      98,827,114
                                                                    ------------
INTERNATIONAL DOLLAR LOANS -- 1.03%
MOROCCO -- 1.03%
Kingdom of Morocco Loan Participation,
  Tranche A FRN
  2.750%, due 01/05/09                                1,259,333        1,114,510
                                                                    ------------
Total Bonds (Cost $100,298,597)                                       99,941,624
                                                                    ------------

                                                        SHARES         VALUE
                                                      ---------     ------------
SHORT-TERM INVESTMENTS -- 5.58%
OTHER -- 5.12%
UBS Supplementary Trust
  U.S. Cash Management Prime Fund                     5,541,446     $  5,541,446
                                                                    ------------

                                                       FACE
                                                      AMOUNT
                                                   ------------
U.S. GOVERNMENT OBLIGATIONS-- 0.46%
U.S. Treasury Bill, due 08/08/02                   $    500,000          499,120
                                                                    ------------
Total Short-Term Investments
  (Cost $6,040,501)                                                    6,040,566
                                                                    ------------
Total Investments
  (Cost $106,339,098) --  97.94% (a)                                 105,982,190
Cash and other assets,
  less liabilities -- 2.06%                                            2,227,282
                                                                    ------------
Net Assets -- 100%                                                  $108,209,472
                                                                    ============

NOTES TO SCHEDULE OF INVESTMENTS
(a) Aggregate cost for federal income tax purposes was $106,339,098; and net unrealized depreciation consisted of:

      Gross unrealized appreciation                                 $  8,963,253
      Gross unrealized depreciation                                   (9,320,161)
                                                                    ------------
               Net unrealized depreciation                          $   (356,908)
                                                                    ============

(b)   Non-income producing security.
%     Represents a percentage of net assets.
BR:   Bearer
FLIRB:Front Loaded Interest Reduction Bond
FRN: Floating rate note -- The rate disclosed is that in effect at June 30, 2002.
PIK:  Payments in kind, interest payment in cash or additional securities.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2002, the value of these securities amounted to $2,597,175 or 2.40% of net assets.

FORWARD FOREIGN CURRENCY CONTRACTS
UBS Emerging Markets Debt Relationship Fund had the following open forward foreign currency contracts as of June 30, 2002:

                                                                       SETTLEMENT        LOCAL          CURRENT      UNREALIZED
                                                                          DATE         CURRENCY          VALUE          LOSS
                                                                     --------------   -----------   --------------   -----------
FORWARD FOREIGN CURRENCY SALE CONTRACTS
Euro (EUR)                                                              09/13/02          700,000   $      689,042   $   (31,760)
Japanese Yen (JPY)                                                      09/13/02      200,000,000        1,674,964       (76,205)
                                                                                                                     -----------
     Total net unrealized loss on Forward Foreign Currency Contracts                                                 $  (107,965)
                                                                                                                     ===========

FUTURES CONTRACTS
UBS Emerging Markets Debt Relationship Fund had the following open futures contracts as of June 30, 2002:

                                                                       EXPIRATION        COST/          CURRENT      UNREALIZED
                                                                          DATE         PROCEEDS          VALUE       GAIN/(LOSS)
                                                                     --------------   -----------   --------------   -----------
U.S. TREASURY FUTURES BUY CONTRACTS
   30 Year U.S. Treasury Bonds, 53 contracts                         September 2002   $ 5,369,059   $    5,447,406   $    78,347
U.S. INTEREST RATE FUTURES SALE CONTRACTS
   10 Year U.S. Treasury Notes, 5 contracts                          September 2002       535,981          536,172          (191)
                                                                                                                     -----------
     Total net unrealized gain on Futures Contracts                                                                  $    78,156
                                                                                                                     ===========

The aggregate market value of investments pledged to cover margin requirements for the open futures positions at June 30, 2002 was $499,120.

SWAP CONTRACTS
UBS Emerging Markets Debt Relationship Fund has entered into total return swap contracts. The following reflects the open swap positions as of June 30, 2002.

                                                                       NOTATIONAL                   NET UNREALIZED
                                                                         AMOUNTS        COUNTRY       GAIN (LOSS)     EXPOSURE
                                                                     --------------   -----------   --------------   -----------
TOTAL RETURN SWAP CONTRACTS
BUY CONTRACTS:
Federal Republic of Brazil, 5.45%, due 3/16/2006                     $    3,283,000      Brazil     $   (1,221,300)         1.91%
SALE CONTRACTS:
Federal Republic of Brazil, 4.45%, due 3/16/2004                         (3,283,000)     Brazil            847,900         (2.26)
                                                                                                    --------------   -----------
                                                                                                    $     (373,400)        (0.35)%
                                                                                                    ==============   ===========

                 See accompanying notes to financial statements.

UBS U.S. SECURITIZED MORTGAGE RELATIONSHIP FUND

TOTAL RETURN

                                                       6 MONTHS   INCEPTION DATE
                                                         ENDED       9/27/01*
                                                        6/30/02     TO 6/30/02
--------------------------------------------------------------------------------
UBS U.S. SECURITIZED RELATIONSHIP MORTGAGE               4.45%         5.10%
--------------------------------------------------------------------------------
Lehman Brothers MBS Fixed Rate Index                     4.51          4.58
--------------------------------------------------------------------------------

* INCEPTION DATE OF UBS U.S. SECURITIZED MORTGAGE RELATIONSHIP FUND.

ILLUSTRATION OF AN ASSUMED INVESTMENT OF $100,000

This chart shows the growth in the value of an investment in UBS U.S. Securitized Mortgage Relationship Fund and the Lehman Brothers MBS Fixed Rate Index if you had invested $100,000 on September 27, 2001. Past performance is no guarantee of future results. Share price and return will vary with market conditions; investors may realize a gain or loss upon redemption.

[CHART]

UBS U.S. SECURITIZED MORTGAGE RELATIONSHIP FUND VS. LEHMAN BROTHERS MBS FIXED RATE INDEX+

                  UBS U.S. SECURITIZED      LEHMAN BROTHERS MBS
            MORTGAGE RELATIONSHIP FUND         FIXED RATE INDEX
 9/27/01                     $ 100,000                $ 100,000
10/31/01                     $ 101,629                $ 101,382
11/30/01                     $ 100,901                $ 100,446
12/31/01                     $ 100,625                $ 100,067
 1/31/02                     $ 101,434                $ 100,994
 2/28/02                     $ 102,533                $ 102,143
 3/31/02                     $ 101,663                $ 101,062
 4/30/02                     $ 103,562                $ 102,975
 5/31/02                     $ 104,244                $ 103,722
 6/30/02                     $ 105,101                $ 104,578

9/27/01 = $100,000                                          DATA THROUGH 6/30/02

+ FUND RETURNS ARE NET OF ALL FEES AND COSTS, WHILE THE INDEX RETURNS ARE BASED SOLELY ON MARKET RETURNS WITHOUT DEDUCTION FOR FEES OR TRANSACTION COSTS FOR REBALANCING.

UBS U.S. SECURITIZED MORTGAGE RELATIONSHIP FUND -- SCHEDULE OF INVESTMENTS

TOP TEN FIXED INCOME HOLDINGS

AS OF JUNE 30, 2002 (UNAUDITED)

                                           PERCENTAGE OF
                                             NET ASSETS
--------------------------------------------------------
PNC Mortgage Securities Corp., 94-3,
Class A9 7.500%, due 07/25/24                    3.3%

Impac Secured Assets Corp.
7.250%, due 04/25/31                             3.2

Fannie Mae Grantor Trust
7.500%, due 12/25/41                             2.8

Federal National Mortgage Association
6.000%, due 11/01/28                             2.7

Federal National Mortgage Association
7.000%, due 11/01/31                             2.5

Government National Mortgage Association
6.000%, due 05/20/29                             2.4

Federal National Mortgage Association
6.500%, due 04/01/32                             2.3

Government National Mortgage Association
6.000%, due 02/20/29                             2.1

Federal National Mortgage Association
6.000%, due 10/01/29                             1.9

Government National Mortgage Association
7.000%, due 08/20/29                             1.9
--------------------------------------------------------
Total                                           25.1%

JUNE 30, 2002 (UNAUDITED)

                                                         FACE
                                                        AMOUNT          VALUE
                                                     ------------   ------------
BONDS -- 96.32%
ASSET-BACKED SECURITIES -- 1.02%
Conseco Finance Securitizations Corp.
  7.870%, due 02/15/31                               $  3,160,000   $  3,340,920
GMAC Mortgage Corp.
  11.625%, due 10/01/12                                    25,201         25,201
Greentree Financial Corp., 94-5, Class A5
  8.300%, due 11/15/19                                  1,918,932      2,080,745
Greentree Financial Corp., 99-3, Class A6
  6.500%, due 02/01/31                                  1,185,000      1,251,816
                                                                    ------------
                                                                       6,698,682
                                                                    ------------
COMMERCIAL MORTGAGE-BACKED SECURITIES -- 19.26%
BA Mortgage Securities, Inc., 97-1,
  Class A7 7.500%, due 09/25/27                         3,696,068      3,844,280
Bank One Mortgage, 2000-2, Class A6
  6.680%, due 03/15/30                                  1,219,967      1,283,568
Bear Stearns Commercial Mortgage
  Securities, 00-WF2, Class A2 7.320%,
  due 10/15/32                                          4,000,000      4,451,132
Citicorp Mortgage Securities, Inc., 94-9,
  Class A8 5.750%, due 06/25/09                         1,597,654      1,627,498
CMC Securities Corp., 97-NAM3,
  Class FX A5 7.250%, due 10/25/27                      1,709,064      1,764,181
Countrywide Mortgage Backed
  Securities, Inc., 93-E, Class B3
  6.375%, due 02/25/24                                  5,634,000      5,665,269
CS First Boston Mortgage Securities Corp.
  7.000%, due 11/19/14                                  1,865,038      1,937,793
GE Capital Mortgage Services, Inc., 94-3,
  Class A8 6.500%, due 01/25/24                         5,360,000      5,434,879
GE Capital Mortgage Services, Inc., 98-25,
  Class A9 6.250%, due 12/25/28                         4,132,296      4,211,677
GMAC Commercial Mortgage Securities, Inc.
  6.550%, due 04/16/29                                  3,185,000      3,367,404
GS Mortgage Securities Corp., 144A
  7.500%, due 06/19/32                                  1,586,639      1,659,529
Impac Secured Assets Corp.
  7.250%, due 04/25/31                                 20,820,545     21,168,839
Norwest Asset Securities Corp., 96-2
  7.000%, due 09/25/11                                  1,915,801      1,970,133
Norwest Asset Securities Corp., 99-3,
  6.000%, due 01/25/29                                  3,150,546      3,197,710
PNC Mortgage Acceptance Corp., 99-CM1,
  Class A1B 7.330%, due 12/10/32                        1,000,000      1,108,882
PNC Mortgage Securities Corp., 94-3,
  Class A8 7.500%, due 07/25/24                        20,615,599     21,595,046
Prudential Home Mortgage Securities, 93-43,
  Class A9 Series 1993-43,
  6.750%, due 10/25/23                                  4,795,547      4,911,935
Prudential Home Mortgage Securities, 96-7,
  Class A4 6.750%, due 06/25/11                         9,177,435      9,430,549
Residential Accredit Loans, Inc., 98-QS4,
  Class AI5 7.000%, due 03/25/28                        2,000,000      2,072,914
Residential Asset Securitization Trust
  6.750%, due 05/25/28                                  9,250,000      9,384,772
Residential Asset Securitization Trust, 97-A5,
  Class A14 7.750%, due 07/25/27                        1,183,930      1,199,215
Residential Asset Securitization Trust, 97-A7,
  Class A1 7.250%, due 12/25/27                         3,153,393      3,246,134
Residential Asset Securitization
  Trust, 98-A6, Class IA2 6.750%,
  due 07/25/28                                       $  1,700,000   $  1,736,720
Residential Asset Securitization
  Trust, 98-A9, Class 2 A5 6.750%,
  due 09/25/28                                          1,000,000      1,009,120
Residential Funding Mortgage
  Securitization I, 94-S5, Class A4
  6.500%, due 02/25/24                                    991,628      1,014,475
Residential Funding Mortgage
  Securitization I, 97-S3, Class A5
  7.500%, due 02/25/27                                  2,022,812      2,042,615
Residential Funding Mortgage
  Securitization I, 98-S6, Class A8
  6.750%, due 03/25/28                                  1,450,000      1,485,540
Structured Asset Securities Corp.,
  98-ALS1, Class 1A 6.900%,
  due 01/25/29                                          3,772,754      3,878,882
Structured Mortgage Asset Residential
  Trust, 96-5C, Class CI 7.150%,
  due 03/25/23                                             58,418         58,385
                                                                    ------------
                                                                     125,759,076
                                                                    ------------
U.S. GOVERNMENT AGENCY -- 3.35%
Fannie Mae Grantor Trust
  7.500%, due 06/25/30                                  3,180,344      3,368,779
  7.500%, due 12/25/41                                 17,418,455     18,482,200
                                                                    ------------
                                                                      21,850,979
                                                                    ------------
U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES -- 72.69%
FannieMae Whole Loan
  7.000%, due 09/25/41                                  3,656,014      3,813,990
Federal Home Loan Mortgage Corp.
  6.000%, due 10/01/29                                 12,451,200     12,532,421
  6.000%, due 03/01/32                                  7,083,277      7,077,453
  6.500%, due 07/01/13                                  2,075,902      2,164,950
  6.500%, due 11/01/28                                  1,532,678      1,565,772
  6.500%, due 02/01/29                                  8,506,493      8,690,165
  6.500%, due 07/01/29                                  5,979,012      6,108,111
  6.500%, due 07/01/29                                  7,344,148      7,502,723
  6.500%, due 09/01/29                                 11,784,347     12,038,795
  6.500%, due 03/01/32                                 11,511,160     11,759,709
  7.000%, due 07/01/12                                  2,967,113      3,119,178
  7.000%, due 10/15/13                                    648,046        696,314
  7.500%, due 02/01/24                                  9,509,496     10,072,895
  7.500%, due 05/01/24                                  6,640,727      7,025,984
Federal Home Loan Mortgage Corp., 1343,
  Class A 8.000%, due 08/15/22                          2,413,541      2,581,235
Federal Home Loan Mortgage Corp., Gold
  6.000%, due 05/01/29                                  9,652,369      9,705,402
  6.000%, due 06/01/29                                  3,453,154      3,472,127
  6.000%, due 01/01/32                                  1,648,098      1,646,743
  6.000%, due 01/01/32                                  7,776,821      7,770,427
  6.000%, due 01/01/32                                  8,099,308      8,092,649
  6.000%, due 02/01/32                                  5,294,917      5,289,333
  6.500%, due 02/01/29                                  3,524,054      3,600,145
  6.500%, due 06/01/29                                    649,054        663,068
Federal National Mortgage Association
  6.000%, due 03/01/28                                  8,915,538      8,970,393
  6.000%, due 11/01/28                                 17,537,062     17,513,089

                                       56

                                                         FACE
                                                        AMOUNT          VALUE
                                                     ------------   ------------
  6.000%, due 12/01/28                               $  4,528,586   $  4,522,395
  6.000%, due 12/01/28                                  2,488,142      2,484,741
  6.000%, due 12/01/28                                  7,744,678      7,792,329
  6.000%, due 02/01/29                                  3,228,277      3,248,140
  6.000%, due 03/01/29                                  5,577,103      5,569,479
  6.000%, due 05/01/29                                  6,773,288      6,764,029
  6.000%, due 07/01/29                                  1,630,509      1,628,280
  6.500%, due 03/01/19                                    816,440        841,021
  6.500%, due 05/01/28                                  3,120,416      3,185,842
  6.500%, due 08/01/28                                  3,213,895      3,281,281
  6.500%, due 01/01/29                                  1,796,901      1,834,577
  6.500%, due 04/01/29                                  8,662,116      8,843,735
  6.500%, due 10/01/30                                 11,975,250     12,226,335
  6.500%, due 04/01/32                                 14,921,547     15,234,407
  7.000%, due 09/01/23                                  2,369,289      2,456,424
  7.000%, due 05/01/26                                  6,960,781      7,216,778
  7.000%, due 03/01/31                                  2,180,121      2,268,151
  7.000%, due 11/01/31                                 15,818,095     16,399,837
  7.000%, due 04/01/32                                 10,113,471     10,485,417
  7.500%, due 07/25/22                                  1,128,245      1,209,728
  7.500%, due 10/25/22                                  9,328,322     10,040,978
  7.500%, due 02/01/27                                  3,376,610      3,545,241
  7.500%, due 05/01/31                                  1,211,032      1,271,512
  7.500%, due 02/25/42                                  1,446,647      1,535,023
  8.000%, due 11/01/22                                  3,279,020      3,482,198
  9.500%, due 11/01/09                                  2,089,334      2,276,841
Federal National Mortgage Association
  (REMIC) 7.500%, due 02/25/29                          1,364,584      1,434,546
Federal National Mortgage Association,
  Grantor Trust, 01-T10, Class A2
  7.500%, due 06/19/41                                  8,773,853      9,216,318
Federal National Mortgage Association,
  Guaranteed Mortgage Pass Thru
  Certificates 6.500%, due 03/01/28                     1,211,526      1,236,928
  7.000%, due 06/25/13                                    985,897      1,048,259
Federal National Mortgage Association,
  Whole Loan, 95-W3, Class A
  9.000%, due 04/25/25                                  2,252,099      2,482,990
Freddie Mac
  5.500%, due 02/15/14                                  2,138,676      2,128,104
Government National Mortgage Association
  6.000%, due 09/20/28                                  2,778,640      2,765,305
  6.000%, due 11/20/28                                    984,886        980,160
  6.000%, due 02/20/29                                 13,485,148     13,420,433
  6.000%, due 04/20/29                                  1,441,435      1,434,518
  6.000%, due 05/20/29                                 15,866,448     15,790,305
  6.000%, due 06/20/29                                  1,174,091      1,168,456
  6.000%, due 08/20/29                               $    951,316   $    946,751
  6.000%, due 09/20/29                                  3,109,653      3,094,730
  6.500%, due 10/15/24                                  4,711,827      4,858,797
  6.500%, due 08/15/27                                  1,081,166      1,105,239
  6.500%, due 03/15/28                                    490,404        501,323
  6.500%, due 10/15/28                                  3,946,500      4,034,373
  6.500%, due 10/15/28                                  2,256,774      2,307,023
  6.500%, due 11/15/27                                 10,140,754     10,366,548
  6.500%, due 11/15/28                                  3,208,727      3,280,172
  6.500%, due 01/15/29                                    457,997        468,195
  6.500%, due 03/15/29                                  1,267,263      1,295,480
  6.500%, due 05/15/29                                  8,348,637      8,534,528
  7.000%, due 03/15/12                                  4,769,038      5,070,801
  7.000%, due 07/15/25                                  8,432,996      8,832,091
  7.000%, due 04/15/26                                  3,330,418      3,464,937
  7.000%, due 08/20/29                                 12,072,665     12,515,623
  7.000%, due 07/15/31                                  2,335,583      2,429,919
  7.500%, due 03/15/23                                  1,151,488      1,225,087
  7.500%, due 12/15/23                                  5,009,459      5,331,458
  7.500%, due 01/15/24                                  4,815,725      5,119,200
  7.500%, due 11/15/24                                    636,720        677,368
  7.500%, due 08/15/25                                  2,600,339      2,765,742
  7.500%, due 01/15/27                                  2,503,147      2,643,558
  7.500%, due 02/15/27                                  5,522,003      5,831,754
  7.500%, due 03/15/27                                  2,931,375      3,095,808
  7.500%, due 06/15/27                                  1,113,629      1,176,097
  7.500%, due 11/16/27                                  1,215,000      1,278,719
  8.000%, due 09/15/17                                  6,075,724      6,472,189
  8.000%, due 11/15/20                                  1,040,122      1,107,994
  8.000%, due 12/15/22                                    299,955        323,259
  8.000%, due 12/15/23                                  1,294,700      1,379,184
  8.500%, due 12/15/17                                  6,387,692      6,948,383
                                                                    ------------
                                                                     474,706,442
                                                                    ------------
Total Bonds (Cost $624,392,823)                                      629,015,179
                                                                    ------------

                                                        SHARES
                                                     ------------
SHORT-TERM INVESTMENTS -- 3.11%
OTHER -- 3.11%
UBS Supplementary Trust
  U.S. Cash Management Prime Fund
  (Cost $20,292,587)                                   20,292,587     20,292,587
                                                                    ------------
Total Investments
  (Cost $644,685,410) -- 99.43% (a)                                  649,307,766
Cash, less liabilities and
  other assets -- 0.57%                                                3,738,487
                                                                    ------------
Net Assets -- 100%                                                  $653,046,253
                                                                    ============

NOTES TO SCHEDULE OF INVESTMENTS
(a) Aggregate cost for federal income tax purposes was $644,685,410; and net unrealized appreciation consisted of:

      Gross unrealized appreciation                                 $  5,106,963
      Gross unrealized depreciation                                     (484,607)
                                                                    ------------
               Net unrealized appreciation                          $  4,622,356
                                                                    ============

%     Represents a percentage of net assets
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2002, the value of these securities amounted to $1,659,529 or 0.25% of net assets.

                 See accompanying notes to financial statements.

UBS RELATIONSHIP FUNDS -- FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 2002 (UNAUDITED)

                                                                         UBS RELATIONSHIP FUNDS
                                               -------------------------------------------------------------------------
                                                   GLOBAL                      U.S. LARGE                    U.S. SMALL
                                                 SECURITIES     U.S. EQUITY    CAP EQUITY     U.S. VALUE     CAP EQUITY
                                                    FUND           FUND           FUND       EQUITY FUND        FUND
------------------------------------------------------------------------------------------------------------------------
ASSETS:
   Investments, at cost:
      Unaffiliated issuers                     $ 615,244,220   $ 45,557,161   $ 13,021,969   $111,519,141   $139,289,047
      Affiliated issuers                         122,684,864      1,622,052        145,581      1,630,553     10,021,958
   Foreign currency, at cost                       1,488,370             --             --             --             --
   Investments of cash collateral received
      for securities loaned, at cost              38,282,420             --             --             --             --
                                               -------------   ------------   ------------   ------------   ------------
                                               $ 777,699,874   $ 47,179,213   $ 13,167,550   $113,149,694   $149,311,005
                                               =============   ============   ============   ============   ============
   Investments, at value:
      Unaffiliated issuers                     $ 602,395,516   $ 44,438,943   $ 12,383,595   $106,092,402   $153,522,192
      Affiliated issuers                         128,951,648      1,622,052        145,581      1,630,553     10,021,958
   Foreign currency, at value                      1,488,486             --             --             --             --
   Investments of cash collateral received
      for securities loaned, at value             38,282,431             --             --             --             --
   Cash                                               12,151            488             --             --             --
   Receivables:
      Investment securities sold                   2,463,377             --             --             --        578,726
      Due from Advisor                                 5,897             --             --          3,525             --
      Dividends                                      698,386         52,372         16,300        144,774         95,510
      Interest                                     2,391,050          2,741             66            882         14,337
      Variation margin                                37,084             --             --             --             --
   Net unrealized appreciation on equity
      swap contracts                                      --             --             --             --             --
   Net unrealized appreciation on forward
      foreign currency contracts                  12,649,730             --             --             --             --
                                               -------------   ------------   ------------   ------------   ------------
      TOTAL ASSETS                               789,375,756     46,116,596     12,545,542    107,872,136    164,232,723
                                               -------------   ------------   ------------   ------------   ------------
LIABILITIES:
   Payables:
      Securities loaned                           38,282,420             --             --             --             --
      Investment securities purchased              3,727,132        106,402         31,527             --        949,121
      Fund shares redeemed                            60,000             --             --             --             --
      Variation margin                                    --             --             --            950         19,475
      Distributions                                       --             --             --             --             --
      Due to custodian bank                               --             --             --             --             --
      Accrued expenses                               165,298         21,884         22,231         12,258         29,447
   Net unrealized depreciation on equity
      swap contracts                                      --             --             --             --             --
   Net unrealized depreciation on forward
      foreign currency contracts                          --             --             --             --             --
                                               -------------   ------------   ------------   ------------   ------------
      TOTAL LIABILITIES                           42,234,850        128,286         53,758         13,208        998,043
                                               -------------   ------------   ------------   ------------   ------------
NET ASSETS                                     $ 747,140,906   $ 45,988,310   $ 12,491,784   $107,858,928   $163,234,680
                                               =============   ============   ============   ============   ============
   Shares outstanding                             39,049,145      3,845,562      1,616,379      9,007,059      6,063,755
                                               =============   ============   ============   ============   ============
   Net asset value, offering and redemption
      price per share+                         $     19.1333   $    11.9588   $     7.7283   $    11.9749   $    26.9197
                                               =============   ============   ============   ============   ============

                 See accompanying notes to financial statements.

                                       58

                                                                    UBS RELATIONSHIP FUNDS
                                               ------------------------------------------------------------
                                                                 EMERGING        U.S. CASH
                                               INTERNATIONAL      MARKETS        MANAGEMENT     SHORT-TERM
                                                EQUITY FUND     EQUITY FUND      PRIME FUND        FUND
-----------------------------------------------------------------------------------------------------------
ASSETS:
   Investments, at cost:
      Unaffiliated issuers                     $  92,939,659   $ 207,918,295   $          --   $  1,916,642
      Affiliated issuers                              69,145      10,600,729     603,172,707             --
   Foreign currency, at cost                         746,754       1,250,422              --             --
   Investments of cash collateral received
      for securities loaned, at cost                      --              --              --             --
                                               -------------   -------------   -------------   ------------
                                               $  93,755,558   $ 219,769,446   $ 603,172,707   $  1,916,646
                                               =============   =============   =============   ============
   Investments, at value:
      Unaffiliated issuers                     $  90,323,659   $ 215,313,245   $          --   $  1,916,642
      Affiliated issuers                              69,145      10,600,729     603,172,707             --
   Foreign currency, at value                        749,080       1,116,354              --             --
   Investments of cash collateral received
      for securities loaned, at value                     --              --              --             --
   Cash                                                   --              --              --          1,663
   Receivables:
      Investment securities sold                     468,759          79,520              --             --
      Due from Advisor                                 1,408              --          24,488              5
      Dividends                                      284,564         499,867              --             --
      Interest                                         3,465          20,204         944,946             --
      Variation margin                                    --              --              --             --
   Net unrealized appreciation on equity
      swap contracts                                      --       2,209,788              --             --
   Net unrealized appreciation on forward
      foreign currency contracts                     530,104              --              --             --
                                               -------------   -------------   -------------   ------------
      TOTAL ASSETS                                92,430,184     229,839,707     604,142,141      1,918,310
                                               -------------   -------------   -------------   ------------
LIABILITIES:
   Payables:
      Securities loaned                                   --              --              --             --
      Investment securities purchased                641,257          56,797              --             --
      Fund shares redeemed                                --              --              --             --
      Variation margin                                    --              --              --             --
      Distributions                                       --              --         939,599             --
      Due to custodian bank                               --         797,122              --             --
      Accrued expenses                                53,005         353,638          13,851          4,340
   Net unrealized depreciation on equity
      swap contracts                                      --              --              --             --
   Net unrealized depreciation on forward
      foreign currency contracts                          --              --              --             --
                                               -------------   -------------   -------------   ------------
      TOTAL LIABILITIES                              694,262       1,207,557         953,450          4,340
                                               -------------   -------------   -------------   ------------
NET ASSETS                                     $  91,735,922   $ 228,632,150   $ 603,188,691   $  1,913,970
                                               =============   =============   =============   ============
   Shares outstanding                              8,889,175      26,621,610     603,188,691        159,590
                                               =============   =============   =============   ============
   Net asset value, offering and redemption
      price per share                          $     10.3200   $      8.5882   $      1.0000   $    11.9930
                                               =============   =============   =============   ============

                                                                    UBS RELATIONSHIP FUNDS
                                               ----------------------------------------------------------------
                                                                                EMERGING       U.S. SECURITIZED
                                                 U.S. BOND      HIGH YIELD       MARKETS           MORTGAGE
                                                   FUND            FUND         DEBT FUND            FUND
---------------------------------------------------------------------------------------------------------------
ASSETS:
   Investments, at cost:
      Unaffiliated issuers                     $  76,884,048   $ 138,088,771   $ 100,797,652   $    624,392,824
      Affiliated issuers                           2,015,176         468,466       5,541,446         20,292,587
   Foreign currency, at cost                              --              --          65,375                 --
   Investments of cash collateral received
      for securities loaned, at cost                      --              --              --                 --
                                               -------------   -------------   -------------   ----------------
                                               $  78,899,224   $ 138,557,237   $ 106,404,473   $    644,685,411
                                               =============   =============   =============   ================
   Investments, at value:
      Unaffiliated issuers                     $  77,721,141   $ 109,048,874   $ 100,440,744   $    629,015,179
      Affiliated issuers                           2,015,176         468,466       5,541,446         20,292,587
   Foreign currency, at value                             --              --          67,696                 --
   Investments of cash collateral received
      for securities loaned, at value                     --              --              --                 --
   Cash                                                6,469          28,368         238,707            420,143
   Receivables:
      Investment securities sold                     482,527       1,719,971       1,544,403                 --
      Due from Advisor                                 1,568              --              --                 --
      Dividends                                           --          13,906              --                 --
      Interest                                       807,068       2,686,662       2,276,135          3,452,363
      Variation margin                                    --              --              --                 --
   Net unrealized appreciation on equity
      swap contracts                                      --              --              --                 --
   Net unrealized appreciation on forward
      foreign currency contracts                          --              --              --                 --
                                               -------------   -------------   -------------   ----------------
      TOTAL ASSETS                                81,033,949     113,966,247     110,109,131        653,180,272
                                               -------------   -------------   -------------   ----------------
LIABILITIES:
   Payables:
      Securities loaned                                   --              --              --                 --
      Investment securities purchased                488,456         293,250       1,329,400                 --
      Fund shares redeemed                                --              --              --                 --
      Variation margin                                    --              --           6,156                 --
      Distributions                                       --              --              --                 --
      Due to custodian bank                               --              --              --                 --
      Accrued expenses                                15,083          32,347          82,738            134,019
   Net unrealized depreciation on equity
      swap contracts                                      --              --         373,400                 --
   Net unrealized depreciation on forward
      foreign currency contracts                          --              --         107,965                 --
                                               -------------   -------------   -------------   ----------------
      TOTAL LIABILITIES                              503,539         325,597       1,899,659            134,019
                                               -------------   -------------   -------------   ----------------
NET ASSETS                                     $  80,530,410   $ 113,640,650   $ 108,209,472   $    653,046,253
                                               =============   =============   =============   ================
   Shares outstanding                              6,547,280       8,813,873       3,543,906         62,135,066
                                               =============   =============   =============   ================
   Net asset value, offering and redemption
      price per share                          $     12.2998   $     12.8934   $     30.5340   $        10.5101
                                               =============   =============   =============   ================

* The market value for securities loaned for UBS Global Securities Relationship Fund as of June 30, 2002 is $37,198,056.

+ Maximum offering price per share for the UBS Emerging Markets Equity Relationship Fund is $8.7187 (net asset value, plus 1.52% of net asset value, or 1.50% of offering price). Redemption price per share for the UBS Emerging Markets Equity Relationship Fund is $8.4594 (net asset value, less 1.50% of net asset value, or 1.52% of redemption value). Maximum offering price per share for the UBS Emerging Markets Debt Relationship Fund is $30.6874 (net asset value, plus .50% of net asset value, or .50% of offering price).

STATEMENTS OF OPERATIONS
FOR THE PERIOD ENDED
JUNE 30, 2002 (UNAUDITED)

                                                                                 UBS RELATIONSHIP FUNDS
                                                    -----------------------------------------------------------------------------
                                                        GLOBAL                        U.S. LARGE                      U.S. SMALL
                                                      SECURITIES     U.S. EQUITY      CAP EQUITY      U.S. VALUE      CAP EQUITY
                                                         FUND            FUND            FUND         EQUITY FUND        FUND
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
      Dividends                                     $   3,802,304    $    359,500    $    105,991    $  1,133,726    $  1,212,703
      Interest                                          3,191,886          16,630           3,799          20,850          98,926
      Securities lending-net                              130,745              --              --              --              --
      Foreign tax withheld                               (220,836)             --              --              --              --
                                                    -------------    ------------    ------------    ------------    ------------
         TOTAL INCOME                                   6,904,099         376,130         109,790       1,154,576       1,311,629
                                                    -------------    ------------    ------------    ------------    ------------
EXPENSES:
      Professional services                                50,515           7,019           5,540          12,361          15,239
      Administration                                       14,640              --              --              --              --
      Custodian                                            91,996             591             442           1,495           2,236
      Trustees                                              3,390           1,073             850           1,015           2,193
      Shareholder reports                                  10,743              --             325             181           3,111
      Other                                                    --              --             120              --           1,629
                                                    -------------    ------------    ------------    ------------    ------------
         TOTAL EXPENSES                                   171,284           8,683           7,277          15,052          24,408
                                                    -------------    ------------    ------------    ------------    ------------
         Expenses waived by Advisor                        (5,897)         (6,258)         (6,330)         (9,210)        (24,405)
         Earnings credits                                 (18,537)             --            (274)            (45)             (3)
                                                    -------------    ------------    ------------    ------------    ------------
         NET EXPENSES                                     146,850           2,425             673           5,797              --
                                                    -------------    ------------    ------------    ------------    ------------
         NET INVESTMENT INCOME                          6,757,249         373,705         109,117       1,148,779       1,311,629
                                                    -------------    ------------    ------------    ------------    ------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
   Net realized gain (loss) on:
      Investments                                       7,837,024         514,475          58,642       2,166,481      11,445,152
      Futures contracts                                 3,916,959         (17,994)         (6,865)       (286,969)     (1,369,235)
      Foreign currency transactions                       540,813              --              --              --              --
                                                    -------------    ------------    ------------    ------------    ------------
         Net realized gain (loss)                      12,294,796         496,481          51,777       1,879,512      10,075,917
                                                    -------------    ------------    ------------    ------------    ------------
   Change in net unrealized appreciation
      or depreciation on:
      Investments and foreign currency                (26,375,127)     (4,358,390)     (1,364,645)     (9,463,584)      3,241,259
      Futures contracts                                 2,899,391              --          (3,193)        (20,439)       (425,786)
      Forward contracts                                11,752,468              --              --              --              --
      Swap contracts                                           --              --              --              --              --
      Translation of other assets and liabilities
         denominated in foreign currency                  103,273              --              --              --              --
                                                    -------------    ------------    ------------    ------------    ------------
         Change in net unrealized appreciation
           or depreciation                            (11,619,995)     (4,358,390)     (1,367,838)     (9,484,023)      2,815,473
                                                    -------------    ------------    ------------    ------------    ------------
   Net realized and unrealized gain (loss)                674,801      (3,861,909)     (1,316,061)     (7,604,511)     12,891,390
                                                    -------------    ------------    ------------    ------------    ------------
   Net increase (decrease) in net assets resulting
      from operations                               $   7,432,050    $ (3,488,204)   $ (1,206,944)   $ (6,455,732)   $ 14,203,019
                                                    =============    ============    ============    ============    ============

                                       60

                                                                         UBS RELATIONSHIP FUNDS
                                                    -------------------------------------------------------------
                                                                        EMERGING      U.S. CASH
                                                    INTERNATIONAL       MARKETS       MANAGEMENT      SHORT-TERM
                                                     EQUITY FUND      EQUITY FUND     PRIME FUND         FUND
-----------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
      Dividends                                     $   1,279,758    $  2,728,099    $         --    $         --
      Interest                                             13,108          66,325       6,548,961         291,283
      Securities lending-net                                   --              --              --              --
      Foreign tax withheld                               (136,905)       (105,531)             --              --
                                                    -------------    ------------    ------------    ------------
         TOTAL INCOME                                   1,155,961       2,688,893       6,548,961         291,283
                                                    -------------    ------------    ------------    ------------
EXPENSES:
      Professional services                                16,101          64,964          23,320           3,772
      Administration                                           --          92,381              --              --
      Custodian                                            32,899         312,170              --             307
      Trustees                                              1,105           2,337           1,699           1,012
      Shareholder reports                                   2,087           8,602          21,250             276
      Other                                                    48          15,903          12,011             774
                                                    -------------    ------------    ------------    ------------
         TOTAL EXPENSES                                    52,240         496,357          58,280           6,141
                                                    -------------    ------------    ------------    ------------
         Expenses waived by Advisor                       (15,625)             --         (24,488)             (5)
         Earnings credits                                 (14,327)         (4,235)             --              --
                                                    -------------    ------------    ------------    ------------
         NET EXPENSES                                      22,288         492,122          33,792           6,136
                                                    -------------    ------------    ------------    ------------
         NET INVESTMENT INCOME                          1,133,673       2,196,771       6,515,169         285,147
                                                    -------------    ------------    ------------    ------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
   Net realized gain (loss) on:
      Investments                                      (2,964,521)     (6,281,375)             --         (15,582)
      Futures contracts                                        --       2,076,955              --              --
      Foreign currency transactions                       229,440        (312,998)             --              --
                                                    -------------    ------------    ------------    ------------
         Net realized gain (loss)                      (2,735,081)     (4,517,418)             --         (15,582)
                                                    -------------    ------------    ------------    ------------
   Change in net unrealized appreciation
      or depreciation on:
      Investments and foreign currency                  2,465,067      12,814,496              --         (32,729)
      Futures contracts                                        --      (1,703,249)             --              --
      Forward contracts                                   447,166           7,747              --              --
      Swap contracts                                           --              --              --              --
      Translation of other assets and liabilities
         denominated in foreign currency                   16,523              54              --              --
                                                    -------------    ------------    ------------    ------------
         Change in net unrealized appreciation
           or depreciation                              2,928,756      11,119,048              --         (32,729)
                                                    -------------    ------------    ------------    ------------
   Net realized and unrealized gain (loss)                193,675       6,601,630              --         (48,311)
                                                    -------------    ------------    ------------    ------------
   Net increase (decrease) in net assets resulting
      from operations                               $   1,327,348    $  8,798,401    $  6,515,169    $    236,836
                                                    =============    ============    ============    ============

                                                                         UBS RELATIONSHIP FUNDS
                                                    -----------------------------------------------------------------
                                                                                       EMERGING      U.S. SECURITIZED
                                                      U.S. BOND       HIGH YIELD        MARKETS          MORTGAGE
                                                         FUND            FUND          DEBT FUND           FUND
---------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
      Dividends                                     $          --    $     41,719    $         --    $             --
      Interest                                          1,146,529      11,195,546       6,916,981          15,882,579
      Securities lending-net                                   --              --              --                  --
      Foreign tax withheld                                     --              --              --                  --
                                                    -------------    ------------    ------------    ----------------
         TOTAL INCOME                                   1,146,529      11,237,265       6,916,981          15,882,579
                                                    -------------    ------------    ------------    ----------------
EXPENSES:
      Professional services                                14,909          17,597          39,737              32,958
      Administration                                           --              --          47,683                  --
      Custodian                                               495           2,800          12,659               7,036
      Trustees                                              1,368           2,348           1,593               4,776
      Shareholder reports                                   1,263           4,919           5,763              10,620
      Other                                                   729             417           3,279               9,844
                                                    -------------    ------------    ------------    ----------------
         TOTAL EXPENSES                                    18,764          28,081         110,714              65,234
                                                    -------------    ------------    ------------    ----------------
         Expenses waived by Advisor                       (16,713)        (28,081)             --                  --
         Earnings credits                                      --              --            (580)                 --
                                                    -------------    ------------    ------------    ----------------
         NET EXPENSES                                       2,051              --         110,134              65,234
                                                    -------------    ------------    ------------    ----------------
         NET INVESTMENT INCOME                          1,144,478      11,237,265       6,806,847          15,817,345
                                                    -------------    ------------    ------------    ----------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
   Net realized gain (loss) on:
      Investments                                         206,259     (13,119,922)      2,684,830             198,645
      Futures contracts                                        --              --        (129,779)                 --
      Foreign currency transactions                            --              --        (101,317)                 --
                                                    -------------    ------------    ------------    ----------------
         Net realized gain (loss)                         206,259     (13,119,922)      2,453,734             198,645
                                                    -------------    ------------    ------------    ----------------
   Change in net unrealized appreciation
      or depreciation on:
      Investments and foreign currency                    440,929      (5,436,385)     (4,817,188)          9,260,246
      Futures contracts                                        --              --         202,328                  --
      Forward contracts                                        --              --        (124,091)                 --
      Swap contracts                                           --              --        (287,200)                 --
      Translation of other assets and liabilities
         denominated in foreign currency                       --              --           2,623                  --
                                                    -------------    ------------    ------------    ----------------
         Change in net unrealized appreciation
           or depreciation                                440,929      (5,436,385)     (5,023,528)          9,260,246
                                                    -------------    ------------    ------------    ----------------
   Net realized and unrealized gain (loss)                647,188     (18,556,307)     (2,569,794)          9,458,891
                                                    -------------    ------------    ------------    ----------------
   Net increase (decrease) in net assets resulting
      from operations                               $   1,791,666    $ (7,319,042)   $  4,237,053    $     25,276,236
                                                    =============    ============    ============    ================

                 See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                              UBS                                  UBS
                                                                       GLOBAL SECURITIES                       U.S. EQUITY
                                                                       RELATIONSHIP FUND                     RELATIONSHIP FUND
                                                               ---------------------------------     ------------------------------
                                                                 SIX MONTHS            YEAR            SIX MONTHS        YEAR
                                                               ENDED JUNE 30,          ENDED         ENDED JUNE 30,      ENDED
                                                                   2002             DECEMBER 31,         2002         DECEMBER 31,
                                                                (UNAUDITED)             2001          (UNAUDITED)        2001
-----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
  Net investment income                                        $    6,757,249      $  11,952,492     $     373,705   $      845,591
  Net realized gain (loss)                                         12,294,796          5,470,244           496,481        1,749,647
  Change in net unrealized appreciation
    (depreciation)                                                (11,619,995)         1,367,129        (4,358,390)        (698,026)
                                                               --------------      -------------     -------------   --------------
  Net increase (decrease) in net assets from
    operations                                                      7,432,050         18,789,865        (3,488,204)       1,897,212
                                                               --------------      -------------     -------------   --------------

CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold                                       233,173,878        128,974,013         4,077,518        1,200,000
  Cost of shares redeemed                                         (44,997,330)       (81,833,411)       (4,113,133)     (20,097,444)
                                                               --------------      -------------     -------------   --------------
  Net increase (decrease) in net assets resulting
    from capital share transactions                               188,176,548         47,140,602           (35,615)     (18,897,444)
                                                               --------------      -------------     -------------   --------------
INCREASE (DECREASE) IN NET ASSETS                                 195,608,598         65,930,467        (3,523,819)     (17,000,232)
NET ASSETS, BEGINNING OF PERIOD                                   551,532,308        485,601,841        49,512,129       66,512,361
                                                               --------------      -------------     -------------   --------------
NET ASSETS, END OF PERIOD                                      $  747,140,906      $ 551,532,308     $  45,988,310   $   49,512,129
                                                               ==============      =============     =============   ==============

SHARE TRANSACTIONS:
  Shares sold                                                      11,875,228          7,187,420           313,212          103,821
  Shares redeemed                                                  (2,351,599)        (4,550,360)         (321,224)      (1,587,196)
                                                               --------------      -------------     -------------   --------------
  Net increase (decrease) in shares outstanding                     9,523,629          2,637,060            (8,012)      (1,483,375)
                                                               ==============      =============     =============   ==============

                 See accompanying notes to financial statements.

                                       62

                                                                     UBS                                     UBS
                                                                 U.S. LARGE CAP                       U.S. VALUE EQUITY
                                                            EQUITY RELATIONSHIP FUND                  RELATIONSHIP FUND
                                                      -------------------------------        ---------------------------------
                                                        SIX MONTHS          YEAR               SIX MONTHS           YEAR
                                                      ENDED JUNE 30,        ENDED            ENDED JUNE 30,         ENDED
                                                          2002           DECEMBER 31,            2002            DECEMBER 31,
                                                       (UNAUDITED)          2001              (UNAUDITED)           2001
------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
  Net investment income                               $      109,117    $     211,045        $    1,148,779     $    2,161,454
  Net realized gain (loss)                                    51,777          (17,464)            1,879,512          6,134,101
  Change in net unrealized appreciation
    (depreciation)                                        (1,367,838)        (259,784)           (9,484,023)        (4,416,237)
                                                      --------------    -------------        --------------     --------------
  Net increase (decrease) in net assets from
    operations                                            (1,206,944)         (66,203)           (6,455,732)         3,879,318
                                                      --------------    -------------        --------------     --------------

CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold                                       --          250,000                    --         16,397,451
  Cost of shares redeemed                                     (2,283)      (1,126,761)           (6,093,914)       (13,951,585)
                                                      --------------    -------------        --------------     --------------
  Net increase (decrease) in net assets resulting
    from capital share transactions                           (2,283)        (876,761)           (6,093,914)         2,445,866
                                                      --------------    -------------        --------------     --------------
INCREASE (DECREASE) IN NET ASSETS                         (1,209,227)        (942,964)          (12,549,646)         6,325,184
NET ASSETS, BEGINNING OF PERIOD                           13,701,011       14,643,975           120,408,574        114,083,390
                                                      --------------    -------------        --------------     --------------
NET ASSETS, END OF PERIOD                             $   12,491,784    $  13,701,011        $  107,858,928     $  120,408,574
                                                      ==============    =============        ==============     ==============

SHARE TRANSACTIONS:
  Shares sold                                                     --           30,240                    --          1,314,556
  Shares redeemed                                               (263)        (141,066)             (482,490)        (1,131,910)
                                                      --------------    -------------        --------------     --------------
  Net increase (decrease) in shares outstanding                 (263)        (110,826)             (482,490)           182,646
                                                      ==============    =============        ==============     ==============

                                                                    UBS
                                                               U.S. SMALL CAP
                                                          EQUITY RELATIONSHIP FUND
                                                      --------------------------------
                                                        SIX MONTHS          YEAR
                                                      ENDED JUNE 30,        ENDED
                                                           2002          DECEMBER 31,
                                                       (UNAUDITED)          2001
--------------------------------------------------------------------------------------
OPERATIONS:
  Net investment income                               $    1,311,629   $     4,266,331
  Net realized gain (loss)                                10,075,917        15,484,032
  Change in net unrealized appreciation
    (depreciation)                                         2,815,473        35,844,073
                                                      --------------   ---------------
  Net increase (decrease) in net assets from
    operations                                            14,203,019        55,594,436
                                                      --------------   ---------------

CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold                                4,450,000         3,500,000
  Cost of shares redeemed                                (30,128,156)     (246,181,733)
                                                      --------------   ---------------
  Net increase (decrease) in net assets resulting
    from capital share transactions                      (25,678,156)     (242,681,733)
                                                      --------------   ---------------
INCREASE (DECREASE) IN NET ASSETS                        (11,475,137)     (187,087,297)
NET ASSETS, BEGINNING OF PERIOD                          174,709,817       361,797,114
                                                      --------------   ---------------
NET ASSETS, END OF PERIOD                             $  163,234,680   $   174,709,817
                                                      ==============   ===============

SHARE TRANSACTIONS:
  Shares sold                                                156,453           166,825
  Shares redeemed                                         (1,091,169)      (10,081,099)
                                                      --------------   ---------------
  Net increase (decrease) in shares outstanding             (934,716)       (9,914,274)
                                                      ==============   ===============

                 See accompanying notes to financial statements.

                                       63

                                                                              UBS                                   UBS
                                                                     INTERNATIONAL EQUITY                    EMERGING MARKETS
                                                                       RELATIONSHIP FUND                 EQUITY RELATIONSHIP FUND
                                                               ---------------------------------     ------------------------------
                                                                  SIX MONTHS           YEAR            SIX MONTHS        YEAR
                                                                ENDED JUNE 30,         ENDED         ENDED JUNE 30,      ENDED
                                                                    2002            DECEMBER 31,          2002        DECEMBER 31,
                                                                 (UNAUDITED)           2001           (UNAUDITED)        2001
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
  Net investment income                                        $    1,133,673      $   1,282,266     $   2,196,771   $    4,913,062
  Net realized gain (loss)                                         (2,735,081)        (6,460,565)       (4,517,418)     (67,708,227)
  Change in net unrealized appreciation
    (depreciation)                                                  2,928,756         (4,784,833)       11,119,048       64,640,827
                                                               --------------      -------------     -------------   --------------
  Net increase (decrease) in net assets from
    operations                                                      1,327,348         (9,963,132)        8,798,401        1,845,662
                                                               --------------      -------------     -------------   --------------

DISTRIBUTIONS TO SHAREHOLDERS BY CLASS:
  Distributions from net investment income                                 --                 --                --               --
                                                               --------------      -------------     -------------   --------------
  Decrease in net assets from distributions                                --                 --                --               --
                                                               --------------      -------------     -------------   --------------

CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold                                        31,279,468         17,707,000        47,427,603       81,586,144
  Dividends issued on reinvestment of distributions                        --                 --                --               --
  Cost of shares redeemed                                          (3,480,000)       (20,362,006)      (88,264,158)     (88,318,515)
                                                               --------------      -------------     -------------   --------------
  Net increase (decrease) in net assets resulting
    from capital share transactions                                27,799,468         (2,655,006)      (40,836,555)      (6,732,371)
                                                               --------------      -------------     -------------   --------------
INCREASE (DECREASE) IN NET ASSETS                                  29,126,816        (12,618,138)      (32,038,154)      (4,886,709)
NET ASSETS, BEGINNING OF PERIOD                                    62,609,106         75,227,244       260,670,304      265,557,013
                                                               --------------      -------------     -------------   --------------
NET ASSETS, END OF PERIOD                                      $   91,735,922      $  62,609,106     $ 228,632,150   $  260,670,304
                                                               ==============      =============     =============   ==============

SHARE TRANSACTIONS:
  Shares sold                                                       3,003,460          1,759,111         4,875,527       10,636,018
  Shares issued on reinvestment of distributions                           --                 --                --               --
  Shares redeemed                                                    (338,070)        (1,974,514)       (9,794,705)     (11,140,664)
                                                               --------------      -------------     -------------   --------------
  Net increase (decrease) in shares outstanding                     2,665,390           (215,403)       (4,919,178)        (504,646)
                                                               ==============      =============     =============   ==============

                 See accompanying notes to financial statements.

                                       64

                                                                      UBS                                    UBS
                                                              U.S. CASH MANAGEMENT                       SHORT-TERM
                                                             PRIME RELATIONSHIP FUND                  RELATIONSHIP FUND
                                                       ---------------------------------      ---------------------------------
                                                         SIX MONTHS           YEAR              SIX MONTHS           YEAR
                                                       ENDED JUNE 30,         ENDED           ENDED JUNE 30,         ENDED
                                                            2002           DECEMBER 31,           2002            DECEMBER 31,
                                                        (UNAUDITED)           2001             (UNAUDITED)           2001
-------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
  Net investment income                                $    6,515,169    $    35,273,405      $      285,147     $    1,750,256
  Net realized gain (loss)                                         --                 --             (15,582)            (4,707)
  Change in net unrealized appreciation
    (depreciation)                                                 --                 --             (32,729)            53,103
                                                       --------------    ---------------      --------------     --------------
  Net increase (decrease) in net assets from
    operations                                              6,515,169         35,273,405             236,836          1,798,652
                                                       --------------    ---------------      --------------     --------------

DISTRIBUTIONS TO SHAREHOLDERS BY CLASS:
  Distributions from net investment income                 (6,515,169)       (35,273,405)                 --                 --
                                                       --------------    ---------------      --------------     --------------
  Decrease in net assets from distributions                (6,515,169)       (35,273,405)                 --                 --
                                                       --------------    ---------------      --------------     --------------

CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold                               494,937,500      1,866,308,152           1,900,000                 --
  Dividends issued on reinvestment of distributions         3,529,931         22,224,245                  --                 --
  Cost of shares redeemed                                (686,610,667)    (1,754,527,541)        (36,131,871)                --
                                                       --------------    ---------------      --------------     --------------
  Net increase (decrease) in net assets resulting
    from  capital share transactions                     (188,143,236)       134,004,856         (34,231,871)                --
                                                       --------------    ---------------      --------------     --------------
INCREASE (DECREASE) IN NET ASSETS                        (188,143,236)       134,004,856         (33,995,035)         1,798,652
NET ASSETS, BEGINNING OF PERIOD                           791,331,927        657,327,071          35,909,005         34,110,353
                                                       --------------    ---------------      --------------     --------------
NET ASSETS, END OF PERIOD                              $  603,188,691    $   791,331,927      $    1,913,970     $   35,909,005
                                                       ==============    ===============      ==============     ==============

SHARE TRANSACTIONS:
  Shares sold                                             494,937,500      1,866,308,152             159,589                 --
  Shares issued on reinvestment of distributions            3,529,931         22,224,245                  --                 --
  Shares redeemed                                        (686,610,667)    (1,754,527,541)         (3,020,349)                --
                                                       --------------    ---------------      --------------     --------------
  Net increase (decrease) in shares outstanding          (188,143,236)       134,004,856          (2,860,760)                --
                                                       ==============    ===============      ==============     ==============

                                                                       UBS
                                                                    U.S. BOND
                                                                RELATIONSHIP FUND
                                                        --------------------------------
                                                          SIX MONTHS         YEAR
                                                        ENDED JUNE 30,       ENDED
                                                            2002          DECEMBER 31,
                                                         (UNAUDITED)         2001
----------------------------------------------------------------------------------------
OPERATIONS:
  Net investment income                                 $    1,144,478   $     2,304,120
  Net realized gain (loss)                                     206,259         1,091,167
  Change in net unrealized appreciation
    (depreciation)                                             440,929          (291,346)
                                                        --------------   ---------------
  Net increase (decrease) in net assets from
    operations                                               1,791,666         3,103,941
                                                        --------------   ---------------
DISTRIBUTIONS TO SHAREHOLDERS BY CLASS:
  Distributions from net investment income                          --                --
                                                        --------------   ---------------
  Decrease in net assets from distributions                         --                --
                                                        --------------   ---------------

CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold                                 51,724,951         1,781,406
  Dividends issued on reinvestment of distributions                 --                --
  Cost of shares redeemed                                   (9,140,000)      (12,621,305)
                                                        --------------   ---------------
  Net increase (decrease) in net assets resulting
    from capital share transactions                         42,584,951       (10,839,899)
                                                        --------------   ---------------
INCREASE (DECREASE) IN NET ASSETS                           44,376,617        (7,735,958)
NET ASSETS, BEGINNING OF PERIOD                             36,153,793        43,889,751
                                                        --------------   ---------------
NET ASSETS, END OF PERIOD                               $   80,530,410   $    36,153,793
                                                        ==============   ===============

SHARE TRANSACTIONS:
  Shares sold                                                4,270,008           154,610
  Shares issued on reinvestment of distributions                    --                --
  Shares redeemed                                             (773,370)       (1,136,880)
                                                        --------------   ---------------
  Net increase (decrease) in shares outstanding              3,496,638          (982,270)
                                                        ==============   ===============

                 See accompanying notes to financial statements.

                                       65

                                                                               UBS                                  UBS
                                                                           HIGH YIELD                      EMERGING MARKETS DEBT
                                                                       RELATIONSHIP FUND                     RELATIONSHIP FUND
                                                               ---------------------------------     ------------------------------
                                                                 SIX MONTHS            YEAR            SIX MONTHS         YEAR
                                                               ENDED JUNE 30,          ENDED         ENDED JUNE 30,       ENDED
                                                                   2002             DECEMBER 31,         2002          DECEMBER 31,
                                                                (UNAUDITED)            2001           (UNAUDITED)         2001
-----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
  Net investment income                                        $   11,237,265      $  28,434,680     $   6,806,847   $   21,821,996
  Net realized gain (loss)                                        (13,119,922)       (28,092,138)        2,453,734       (4,100,760)
  Change in net unrealized appreciation
    (depreciation)                                                 (5,436,385)        12,385,708        (5,023,528)          48,916
                                                               --------------      -------------     -------------   --------------
  Net increase (decrease) in net assets from
    operations                                                     (7,319,042)        12,728,250         4,237,053       17,770,152
                                                               --------------      -------------     -------------   --------------

CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold                                        47,981,199         40,008,185         3,000,000       59,074,681
  Cost of shares redeemed                                        (159,005,047)      (134,674,102)      (40,572,791)    (111,480,806)
                                                               --------------      -------------     -------------   --------------
  Net increase (decrease) in net assets resulting
    from capital share transactions                              (111,023,848)       (94,665,917)      (37,572,791)     (52,406,125)
                                                               --------------      -------------     -------------   --------------
INCREASE (DECREASE) IN NET ASSETS                                (118,342,890)       (81,937,667)      (33,335,738)     (34,635,973)
NET ASSETS, BEGINNING OF PERIOD                                   231,983,540        313,921,207       141,545,210      176,181,183
                                                               --------------      -------------     -------------   --------------
NET ASSETS, END OF PERIOD                                      $  113,640,650      $ 231,983,540     $ 108,209,472   $  141,545,210
                                                               ==============      =============     =============   ==============

SHARE TRANSACTIONS:
  Shares sold                                                       3,473,160          2,916,739            91,663        2,137,976
  Shares redeemed                                                 (11,597,006)        (9,708,454)       (1,275,117)      (3,930,897)
                                                               --------------      -------------     -------------   --------------
  Net increase (decrease) in shares outstanding                    (8,123,846)        (6,791,715)       (1,183,454)      (1,792,921)
                                                               ==============      =============     =============   ==============

                 See accompanying notes to financial statements.

                                       66

                                                                                UBS
                                                                      U.S. SECURITIZED MORTGAGE
                                                                          RELATIONSHIP FUND
                                                                  ---------------------------------
                                                                    SIX MONTHS          PERIOD
                                                                  ENDED JUNE 30,         ENDED
                                                                      2002            DECEMBER 31,
                                                                   (UNAUDITED)           2001*
---------------------------------------------------------------------------------------------------
OPERATIONS:
  Net investment income                                           $   15,817,345    $     7,483,480
  Net realized gain (loss)                                               198,645            103,827
  Change in net unrealized appreciation
    (depreciation)                                                     9,260,246         (4,637,891)
                                                                  --------------    ---------------
  Net increase (decrease) in net assets from
    operations                                                        25,276,236          2,949,416
                                                                  --------------    ---------------

CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold                                          124,557,402        872,532,767
  Cost of shares redeemed                                             (5,886,331)      (366,383,247)
                                                                  --------------    ---------------
  Net increase (decrease) in net assets resulting
    from capital share transactions                                  118,671,071        506,149,520
                                                                  --------------    ---------------
INCREASE (DECREASE) IN NET ASSETS                                    143,947,307        509,098,936
NET ASSETS, BEGINNING OF PERIOD                                      509,098,946                 10
                                                                  --------------    ---------------
NET ASSETS, END OF PERIOD                                         $  653,046,253    $   509,098,946
                                                                  ==============    ===============

SHARE TRANSACTIONS:
  Shares sold                                                         12,120,102         87,172,062
  Shares redeemed                                                       (578,687)       (36,578,412)
                                                                  --------------    ---------------
  Net increase (decrease) in shares outstanding                       11,541,415         50,593,650
                                                                  ==============    ===============

*  The Fund commenced investment operations on September 27, 2001.

UBS RELATIONSHIP FUNDS-FINANCIAL HIGHLIGHTS

THE TABLE BELOW SETS FORTH FINANCIAL DATA FOR ONE SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD PRESENTED.

                                               SIX MONTHS
                                                  ENDED                             YEAR ENDED DECEMBER 31,
                                              JUNE 30, 2002   -----------------------------------------------------------------
UBS GLOBAL SECURITIES RELATIONSHIP FUND        (UNAUDITED)       2001         2000         1999         1998            1997
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period           $  18.6799     $  18.0599    $16.8271    $  16.4989   $   15.0556     $  13.4788
                                               ----------     ----------    --------    ----------   -----------     ----------
Income from investment operations:
  Net investment income                            0.2185(1)      0.4154(1)   0.4900(1)     1.2120        0.4800(1)      0.5456(1)
  Net realized and unrealized gain (loss)          0.2349         0.2046      0.7428       (0.8838)       0.9633         1.0312
                                               ----------     ----------    --------    ----------   -----------     ----------
       Total income from investment
         operations                                0.4534         0.6200      1.2328        0.3282        1.4433         1.5768
                                               ----------     ----------    --------    ----------   -----------     ----------
Net asset value, end of period                 $  19.1333     $  18.6799    $18.0599    $  16.8271   $   16.4989     $  15.0556
                                               ==========     ==========    ========    ==========   ===========     ==========
Total return                                         2.43%+         3.42%       7.33%         1.99%         9.59%         11.70%
Ratios/Supplemental data:
  Net assets, end of period (in 000s)          $  747,141     $  551,532    $485,602    $1,311,601   $ 1,684,481     $1,304,532
  Ratio of expenses to average net assets:
    Before expense reimbursement and
       earnings credits                              0.05%(2)       0.05%       0.05%         0.05%         0.05%          0.05%
    After expense reimbursement and
       earnings credits                              0.05%(2)       0.05%       0.05%         0.05%         0.05%          0.05%
  Ratio of net investment income to average
    net assets:
    Before expense reimbursement and
       earnings credits                              2.30%(2)       2.30%       2.93%         3.07%         3.02%          3.72%
    After expense reimbursement and
       earnings credits                              2.30%(2)       2.30%       2.93%         3.07%         3.02%          3.72%
  Portfolio turnover rate                              51%            91%         62%           81%           80%           138%
------------------------------------------------------------------------------------------------------------------------------------

                                               SIX MONTHS
                                                  ENDED                     YEAR ENDED DECEMBER 31,                 PERIOD ENDED
                                              JUNE 30, 2002   --------------------------------------------------    DECEMBER 31,
UBS U.S. EQUITY RELATIONSHIP FUND              (UNAUDITED)       2001         2000         1999         1998            1997(3)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period           $  12.8484     $  12.4626    $11.9159    $  12.3079   $   10.3067     $  10.0000
                                               ----------     ----------    --------    ----------   -----------     ----------
Income (loss) from investment operations:
  Net investment income                            0.1022         0.1913(1)   1.2318        0.1668        0.1508         0.0498
  Net realized and unrealized gain (loss)         (0.9918)        0.1945     (0.6851)      (0.5588)       1.8504         0.2569
                                               ----------     ----------    --------    ----------   -----------     ----------
       Total income (loss) from investment
         operations                               (0.8896)        0.3858      0.5467       (0.3920)       2.0012         0.3067
                                               ----------     ----------    --------    ----------   -----------     ----------
Net asset value, end of period                 $  11.9588     $  12.8484    $12.4626    $  11.9159   $   12.3079     $  10.3067
                                               ==========     ==========    ========    ==========   ===========     ==========
Total return                                        (6.92)%+        3.10%       4.59%        (3.18)%       19.42%          3.07%+
Ratios/Supplemental data:
Net assets, end of period (in 000s)            $   45,988     $   49,512    $ 66,512    $  204,825   $   178,972     $   73,631
  Ratio of expenses to average net assets:
    Before expense reimbursement and
       earnings credits                              0.04%(2)       0.05%       0.03%         0.03%         0.02%          0.05%(2)
    After expense reimbursement and
       earnings credits                              0.01%(2)       0.01%       0.01%         0.01%         0.01%          0.01%(2)
  Ratio of net investment income to average
    net assets:
    Before expense reimbursement and
       earnings credits                              1.55%(2)       1.50%       1.71%         1.68%         1.78%          2.01%(2)
    After expense reimbursement and
       earnings credits                              1.58%(2)       1.54%       1.73%         1.70%         1.79%          2.05%(2)
  Portfolio turnover rate                              31%            45%         72%           51%           46%             9%
----------------------------------------------------------------------------------------------------------------------------------

(1) The net investment income per share data was determined by using average shares outstanding throughout the period.
(2)  Annualized.
(3)  The Fund commenced investment operations August 29, 1997.
+    Non-Annualized.

                 See accompanying notes to financial statements.

THE TABLE BELOW SETS FORTH FINANCIAL DATA FOR ONE SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD PRESENTED.

                                                               SIX MONTHS
                                                                 ENDED      YEAR ENDED DECEMBER 31,    PERIOD ENDED
                                                             JUNE 30, 2002  -----------------------    DECEMBER 31,
UBS U.S. LARGE CAP EQUITY RELATIONSHIP FUND                   (UNAUDITED)      2001        2000           1999(1)
---------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $   8.4750     $ 8.4771   $   8.1963       $10.0000
                                                              ----------     --------   ----------       --------
Income (loss) from investment operations:
  Net investment income                                           0.0676       0.1431       0.1829         1.3195
  Net realized and unrealized gain (loss)                        (0.8143)     (0.1452)      0.0979        (3.1232)
                                                              ----------     --------   ----------       --------
    Total income (loss) from investment operations               (0.7467)     (0.0021)      0.2808        (1.8037)
                                                              ----------     --------   ----------       --------
Net asset value, end of period                                $   7.7283     $ 8.4750   $   8.4771       $ 8.1963
                                                              ==========     ========   ==========       ========
Total return                                                       (8.81)%+     (0.02)%       3.43%        (18.04)%+
Ratios/Supplemental data:
  Net assets, end of period (in 000s)                         $   12,492     $ 13,701   $   14,644       $    862
  Ratio of expenses to average net assets:
    Before expense reimbursement and earnings credits               0.02%(3)     0.13%        0.27%          0.26%(3)
    After expense reimbursement and earnings credits                0.01%(3)     0.01%        0.01%          0.01%(3)
  Ratio of net investment income to average net assets:
    Before expense reimbursement and earnings credits               1.61%(3)     1.43%        1.62%          1.66%(3)
    After expense reimbursement and earnings credits                1.62%(3)     1.55%        1.88%          1.91%(3)
  Portfolio turnover rate                                             26%          50%          67%           142%
---------------------------------------------------------------------------------------------------------------------

                                                SIX MONTHS
                                                   ENDED              YEAR ENDED DECEMBER 31,           PERIOD ENDED
                                               JUNE 30, 2002  ------------------------------------      DECEMBER 31,
UBS U.S. VALUE EQUITY RELATIONSHIP FUND         (UNAUDITED)      2001          2000        1999           1998(2)
---------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period           $  12.6885     $  12.2579     $10.4550   $  10.4832       $10.0000
                                               ----------     ----------     --------   ----------       --------
Income (loss) from investment operations:
    Net investment income                          0.1733         0.2155       0.2834       0.2503         0.1044
    Net realized and unrealized gain (loss)       (0.8869)        0.2151       1.5195      (0.2785)        0.3788
                                               ----------     ----------     --------   ----------       --------
         Total income (loss) from investment
           operations                             (0.7136)        0.4306       1.8029      (0.0282)        0.4832
                                               ----------     ----------     --------   ----------       --------
Net asset value, end of period                 $  11.9749     $  12.6885     $12.2579   $  10.4550       $10.4832
                                               ==========     ==========     ========   ==========       ========
Total return                                        (5.62)%+        3.51%       17.24%       (0.27)%         4.83%+
Ratios/Supplemental data:
    Net assets, end of period (in 000s)        $  107,859     $  120,409     $114,083   $   99,506       $112,401
    Ratio of expenses to average net assets:
       Before expense reimbursement and
         earnings credits                            0.03%(3)       0.02%        0.04%        0.03%          0.03%(3)
       After expense reimbursement and
         earnings credits                            0.01%(3)       0.01%        0.01%        0.01%          0.01%(3)
    Ratio of net investment income to average
       net assets:
       Before expense reimbursement and
         earnings credits                            1.96%(3)       1.92%        2.43%        2.02%          2.04%(3)
       After expense reimbursement and
         earnings credits                            1.98%(3)       1.93%        2.46%        2.04%          2.06%(3)
    Portfolio turnover rate                            17%            48%          75%          95%            35%
---------------------------------------------------------------------------------------------------------------------

(1)  The Fund commenced investment operations April 30, 1999.
(2)  The Fund commenced investment operations June 25, 1998.
(3)  Annualized.
+    Non-Annualized.

                 See accompanying notes to financial statements.

THE TABLE BELOW SETS FORTH FINANCIAL DATA FOR ONE SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD PRESENTED.

                                               SIX MONTHS
                                                 ENDED                              YEAR ENDED DECEMBER 31,
                                              JUNE 30, 2002   -----------------------------------------------------------------
UBS U.S. SMALL CAP EQUITY RELATIONSHIP FUND    (UNAUDITED)       2001          2000       1999             1998        1997
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period           $  24.9640     $  21.3920     $19.4892   $  18.9356       $20.0635    $  15.2509
                                               ----------     ----------     --------   ----------       --------    ----------
Income (loss) from investment operations:
   Net investment income                           0.1964(1)      0.3903(1)    1.3404       0.0975         0.3375        0.2938
   Net realized and unrealized gain (loss)         1.7593         3.1817       0.5624       0.4561        (1.4654)       4.5188
                                               ----------     ----------     --------   ----------       --------    ----------
      Total income (loss) from investment
         operations                                1.9557         3.5720       1.9028       0.5536        (1.1279)       4.8126
                                               ----------     ----------     --------   ----------       --------    ----------
Net asset value, end of period                 $  26.9197     $  24.9640     $21.3920   $  19.4892       $18.9356    $  20.0635
                                               ==========     ==========     ========   ==========       ========    ==========
Total return                                         7.83%+        16.70%        9.76%        2.92%         (5.62)%       31.56%
Ratios/Supplemental data:
   Net assets, end of period (in 000s)         $  163,235     $  174,710     $361,797   $  564,625       $399,822    $  405,352
   Ratio of expenses to average net assets:
      Before expense reimbursement and
         earnings credits                            0.03%(3)       0.02%        0.02%        0.01%          0.01%         0.03%
      After expense reimbursement and
         earnings credits                            0.00%(3)       0.00%        0.00%        0.00%          0.00%         0.00%
   Ratio of net investment income to average
      net assets:
      Before expense reimbursement and
         earnings credits                            1.44%(3)       1.67%        1.86%        2.05%          1.90%         1.76%
      After expense reimbursement and
         earnings credits                            1.47%(3)       1.69%        1.88%        2.06%          1.91%         1.79%
   Portfolio turnover rate                             43%            76%          60%          57%            40%           45%
-------------------------------------------------------------------------------------------------------------------------------

                                               SIX MONTHS
                                                 ENDED               YEAR ENDED DECEMBER 31,           PERIOD ENDED
                                              JUNE 30, 2002   ------------------------------------      DECEMBER 31,
UBS INTERNATIONAL EQUITY RELATIONSHIP FUND     (UNAUDITED)       2001          2000        1999           1998(2)
---------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period           $  10.0597     $  11.6827     $12.5008   $  10.3223       $10.0000
                                               ----------     ----------     --------   ----------       --------
Income (loss) from investment operations:
  Net investment income                            0.1546(1)      0.2256       0.3289       0.1796         0.0570
  Net realized and unrealized gain (loss)          0.1057        (1.8486)     (1.1470)      1.9989         0.2653
                                               ----------     ----------     --------   ----------       --------
     Total income (loss) from investment
        operations                                 0.2603        (1.6230)     (0.8181)      2.1785         0.3223
                                               ----------     ----------     --------   ----------       --------
Net asset value, end of period                 $  10.3200     $  10.0597     $11.6827   $  12.5008       $10.3223
                                               ==========     ==========     ========   ==========       ========
Total return                                         2.59%+       (13.89)%      (6.54)%      21.10%          3.22%+
Ratios/Supplemental data:
  Net assets, end of period (in 000s)          $   91,736     $   62,609     $ 75,227   $  119,097       $ 75,561
  Ratio of expenses to average net assets:
     Before expense reimbursement and
        earnings credits                             0.10%(3)       0.10%        0.11%        0.12%          0.10%(3)
     After expense reimbursement and
        earnings credits                             0.06%(3)       0.06%        0.06%        0.06%          0.06%(3)
  Ratio of net investment income to average
     net assets:
     Before expense reimbursement and
        earnings credits                             3.01%(3)       2.04%        1.64%        1.90%          1.40%(3)
     After expense reimbursement and
        earnings credits                             3.05%(3)       2.08%        1.69%        1.96%          1.44%(3)
  Portfolio turnover rate                              26%            85%          63%          86%            41%
---------------------------------------------------------------------------------------------------------------------

(1) The net investment income per share data was determined by using average shares outstanding throughout the period.
(2)  The Fund commenced investment operations June 26, 1998.
(3)  Annualized.
+    Non-Annualized.

                 See accompanying notes to financial statements.

THE TABLE BELOW SETS FORTH FINANCIAL DATA FOR ONE SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD PRESENTED.

                                               SIX MONTHS
                                                 ENDED                             YEAR ENDED DECEMBER 31,
                                              JUNE 30, 2002   -----------------------------------------------------------------
UBS EMERGING MARKETS EQUITY RELATIONSHIP FUND  (UNAUDITED)       2001          2000        1999            1998         1997
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period           $   8.2645     $   8.2869     $11.6039   $   7.0004       $ 9.1635    $  10.1862
                                               ----------     ----------     --------   ----------       --------    ----------
Income (loss) from investment operations:
   Net investment income                           0.0794(1)      0.1770       0.4255       0.3658         0.2647        0.2561(1)
   Net realized and unrealized gain (loss)         0.2443        (0.1994)     (3.7425)      4.2377        (2.4278)      (1.2788)
                                               ----------     ----------     --------   ----------       --------    ----------
      Total income (loss) from investment
         operations                                0.3237        (0.0224)     (3.3170)      4.6035        (2.1631)      (1.0227)
                                               ----------     ----------     --------   ----------       --------    ----------
Net asset value, end of period                 $   8.5882     $   8.2645     $ 8.2869   $  11.6039       $ 7.0004    $   9.1635
                                               ==========     ==========     ========   ==========       ========    ==========
Total return                                         3.92%+        (0.27)%     (28.59)%      65.76%        (23.61)%      (10.04)%
Ratios/Supplemental data:
   Net assets, end of period (in 000s)         $  228,632     $  260,670     $265,557   $  488,333       $406,726    $  451,873
   Ratio of expenses to average net assets:
      Before expense reimbursement and
         earnings credits                            0.38%(3)       0.40%        0.49%        0.47%          0.38%         0.28%
      After expense reimbursement and
         earnings credits                            0.38%(3)       0.40%        0.48%        0.47%          0.38%         0.28%
   Ratio of net investment income to average
      net assets:
      Before expense reimbursement and
         earnings credits                            1.76%(3)       1.93%        1.36%        1.62%          4.13%         2.44%
      After expense reimbursement and
         earnings credits                            1.76%(3)       1.93%        1.37%        1.62%          4.13%         2.44%
   Portfolio turnover rate                             34%            61%          67%          92%           112%           62%
-------------------------------------------------------------------------------------------------------------------------------

                                                     SIX MONTHS
                                                       ENDED               YEAR ENDED DECEMBER 31,          PERIOD ENDED
                                                    JUNE 30, 2002   ------------------------------------    DECEMBER 31,
UBS U.S. CASH MANAGEMENT PRIME RELATIONSHIP FUND      (UNAUDITED)      2001          2000        1999         1998(2)
------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                 $   1.0000     $   1.0000     $ 1.0000   $   1.0000      $ 1.0000
                                                     ----------     ----------     --------   ----------      --------
Net investment income from investment
   operations                                            0.0096         0.0413       0.0645       0.0521        0.0477
                                                     ----------     ----------     --------   ----------      --------
Distributions from net investment income                (0.0096)       (0.0413)     (0.0645)     (0.0521)      (0.0477)
                                                     ----------     ----------     --------   ----------      --------
Net asset value, end of period                       $   1.0000     $   1.0000     $ 1.0000   $   1.0000      $ 1.0000
                                                     ==========     ==========     ========   ==========      ========

Total return                                               0.96%+         4.21%        6.69%        5.34%         4.88%+
Ratios/Supplemental data:
   Net assets, end of period (in 000s)               $  603,189     $  791,332     $657,327   $  523,786      $299,224
   Ratio of expenses to average net assets:
      Before expense reimbursement and
         earnings credits                                  0.02%(3)       0.01%        0.01%        0.01%         0.01%(3)
      After expense reimbursement and
         earnings credits                                  0.01%(3)       0.01%        0.01%        0.01%         0.01%(3)
   Ratio of net investment income to average
      net assets:
      Before expense reimbursement and
         earnings credits                                  1.92%(3)       4.27%        6.49%        5.23%         5.52%(3)
      After expense reimbursement and
         earnings credits                                  1.93%(3)       4.27%        6.49%        5.23%         5.52%(3)
------------------------------------------------------------------------------------------------------------------------

(1) The net investment income per share data was determined by using average shares outstanding throughout the period.
(2)  The Fund commenced investment operations February 18, 1998.
(3)  Annualized.
+    Non-Annualized.

                 See accompanying notes to financial statements.

THE TABLE BELOW SETS FORTH FINANCIAL DATA FOR ONE SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD PRESENTED.

                                                              SIX MONTHS
                                                                 ENDED             YEAR ENDED DECEMBER 31,
                                                             JUNE 30, 2002   ------------------------------------
UBS SHORT-TERM RELATIONSHIP FUND                              (UNAUDITED)      2001        2000           1999(1)
-----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  11.8890     $11.2935   $  10.5557       $10.0000
                                                              ----------     --------   ----------       --------
Income from investment operations:
  Net investment income                                           0.1373(3)    0.5795       0.8200(3)      0.5217
  Net realized and unrealized gain (loss)                        (0.0333)      0.0160      (0.0822)        0.0340
                                                              ----------     --------   ----------       --------
        Total income from investment operations                   0.1040       0.5955       0.7378         0.5557
                                                              ----------     --------   ----------       --------
Net asset value, end of period                                $  11.9930     $11.8890   $  11.2935       $10.5557
                                                              ==========     ========   ==========       ========
Total return                                                        0.88%+       5.27%        6.99%          5.56%
Ratios/Supplemental data:
  Net assets, end of period (in 000s)                         $    1,914     $ 35,909   $   34,110       $  4,775
  Ratio of expenses to average net assets:
     Before expense reimbursement and earnings credits              0.05%(4)     0.05%        0.10%          0.45%
     After expense reimbursement and earnings credits               0.05%(4)     0.05%        0.05%          0.05%
  Ratio of net investment income to average net assets:
     Before expense reimbursement and earnings credits              2.32%(4)     4.98%        7.27%          5.03%
     After expense reimbursement and earnings credits               2.32%(4)     4.98%        7.32%          5.43%
-----------------------------------------------------------------------------------------------------------------

                                                             SIX MONTHS
                                                                ENDED        YEAR ENDED     PERIOD ENDED
                                                             JUNE 30, 2002   DECEMBER 31,    DECEMBER 31,
UBS U.S. BOND RELATIONSHIP FUND                              (UNAUDITED)        2001           2000(2)
------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  11.8512     $ 10.8829         $ 10.0000
                                                              ----------     ---------         ---------
Income from investment operations:
  Net investment income                                           0.3587        0.8146            0.1842
  Net realized and unrealized gain                                0.0899        0.1537            0.6987
                                                              ----------     ---------         ---------
        Total income from investment operations                   0.4486        0.9683            0.8829
                                                              ----------     ---------         ---------
Net asset value, end of period                                $  12.2998     $ 11.8512         $ 10.8829
                                                              ==========     =========         =========
Total return                                                        3.79%+        8.90%             8.83%+
Ratios/Supplemental data:
  Net assets, end of period (in 000s)                         $   80,530     $  36,154         $  43,890
  Ratio of expenses to average net assets:
     Before expense reimbursement and earnings credits              0.09%(4)      0.07%             0.20%(4)
     After expense reimbursement and earnings credits               0.01%(4)      0.01%             0.01%(4)
  Ratio of net investment income to average net assets:
     Before expense reimbursement and earnings credits              5.78%(4)      6.30%             6.60%(4)
     After expense reimbursement and earnings credits               5.86%(4)      6.36%             6.79%(4)
  Portfolio turnover rate                                            101%          204%              231%
------------------------------------------------------------------------------------------------------------

(1)  The Fund commenced investment operations December 31, 1998.
(2)  The Fund commenced investment operations April 28, 2000.
(3) The net investment income per share data was determined by using average shares outstanding throughout the period.
(4)  Annualized.
+    Non-Annualized.

                 See accompanying notes to financial statements.

THE TABLE BELOW SETS FORTH FINANCIAL DATA FOR ONE SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD PRESENTED.

                                               SIX MONTHS
                                                 ENDED                             YEAR ENDED DECEMBER 31,
                                              JUNE 30, 2002   -----------------------------------------------------------------
UBS HIGH YIELD RELATIONSHIP FUND               (UNAUDITED)       2001          2000        1999            1998         1997
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period           $  13.6963     $  13.2292     $13.7659   $  13.1736       $13.9645    $  12.3175
                                               ----------     ----------     --------   ----------       --------    ----------
Income (loss) from investment operations:
   Net investment income                           0.6787(1)      1.4440(1)    1.1583       1.5473         1.4678(1)     1.3299(1)
   Net realized and unrealized gain (loss)        (1.4816)       (0.9769)     (1.6950)     (0.9550)       (2.2587)       0.3171
                                               ----------     ----------     --------   ----------       --------    ----------
         Total income (loss) from investment
           operations                             (0.8029)        0.4671      (0.5367)      0.5923        (0.7909)       1.6470
                                               ----------     ----------     --------   ----------       --------    ----------
Net asset value, end of period                 $  12.8934     $  13.6963     $13.2292   $  13.7659       $13.1736    $  13.9645
                                               ==========     ==========     ========   ==========       ========    ==========
Total return                                        (5.86)%+        3.53%       (3.90)%       4.50%         (5.66)%       13.37%
Ratios/Supplemental data:
   Net assets, end of period (in 000s)         $  113,641     $  231,984     $313,921   $  304,811       $308,483    $  156,521
   Ratio of expenses to average net assets:
      Before expense reimbursement and
         earnings credits                            0.03%(2)       0.02%        0.01%        0.01%          0.02%         0.06%
      After expense reimbursement and
         earnings credits                            0.00%(2)       0.00%        0.00%        0.00%          0.00%         0.00%
   Ratio of net investment income to average
      net assets:
      Before expense reimbursement and
         earnings credits                           10.01%(2)      10.51%       10.39%        9.56%         10.75%        10.09%
      After expense reimbursement and
         earnings credits                           10.04%(2)      10.53%       10.40%        9.57%         10.77%        10.15%
   Portfolio turnover rate                             32%            59%          65%          93%           106%           76%
-------------------------------------------------------------------------------------------------------------------------------

                                               SIX MONTHS
                                                 ENDED                               YEAR ENDED DECEMBER 31,
                                              JUNE 30, 2002   -----------------------------------------------------------------
UBS EMERGING MARKETS DEBT RELATIONSHIP FUND    (UNAUDITED)       2001          2000        1999            1998         1997
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period           $  29.9417     $  27.0205     $23.0957   $  17.5294       $20.2278    $  16.8816
                                               ----------     ----------     --------   ----------       --------    ----------
Income (loss) from investment operations:
   Net investment income                           1.6784(1)      3.9816(1)    2.7100(1)    2.6800(1)      2.2017        1.7757(1)
   Net realized and unrealized gain (loss)        (1.0861)       (1.0604)      1.2148       2.8863        (4.9001)       1.5705
                                               ----------     ----------     --------   ----------       --------    ----------
         Total income (loss) from investment
           operations                              0.5923         2.9212       3.9248       5.5663        (2.6984)       3.3462
                                               ----------     ----------     --------   ----------       --------    ----------
Net asset value, end of period                 $  30.5340     $  29.9417     $27.0205   $  23.0957       $17.5294    $  20.2278
                                               ==========     ==========     ========   ==========       ========    ==========
Total return                                         1.98%+        10.81%       16.99%       31.75%        (13.34)%       19.82%
   Ratios/Supplemental data:
   Net assets, end of period (in 000s)         $  108,209     $  141,545     $176,181   $  448,215       $398,238    $  428,085
   Ratio of expenses to average net assets           0.17%(2)       0.15%        0.14%        0.12%          0.12%         0.13%
   Ratio of net investment income to average
      net assets                                    10.70%(2)      12.09%       10.93%       13.66%         12.21%         9.83%
   Portfolio turnover rate                             50%           163%         112%          68%           122%          120%
-------------------------------------------------------------------------------------------------------------------------------

(1) The net investment income per share data was determined by using average shares outstanding throughout the period.
(2)  Annualized.
+    Non-Annualized.

                 See accompanying notes to financial statements.

THE TABLE BELOW SETS FORTH FINANCIAL DATA FOR ONE SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD PRESENTED.

                                                              SIX MONTHS
                                                                 ENDED         PERIOD ENDED
                                                             JUNE 30, 2002     DECEMBER 31,
UBS U.S. SECURITIZED MORTGAGE RELATIONSHIP FUND               (UNAUDITED)         2001(1)
---------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  10.0625        $ 10.0000
                                                              ----------        ---------
Income from investment operations:
   Net investment income                                          0.4135(2)        0.1479
   Net realized and unrealized gain (loss)                        0.0341          (0.0854)
                                                              ----------        ---------
         Total income from investment operations                  0.4476           0.0625
                                                              ----------        ---------
Net asset value, end of period                                $  10.5101        $ 10.0625
                                                              ==========        =========
Total return                                                        4.45%+           0.63%+
Ratios/Supplemental data:
   Net assets, end of period (in 000s)                        $  653,046        $ 509,099
   Ratio of expenses to average net assets                          0.02%(3)         0.10%(3)
   Ratio of net investment income to average net assets             5.62%(3)         5.64%(3)
   Portfolio turnover rate                                            41%              12%
---------------------------------------------------------------------------------------------

(1)  The Fund commenced investment operations on September 27, 2001.
(2) The net investment income per share data was determined by using average shares outstanding throughout the period.
(3)  Annualized.
+    Non-Annualized.

                 See accompanying notes to financial statements.

UBS RELATIONSHIP FUNDS -- NOTES TO FINANCIAL STATEMENTS

1.   SIGNIFICANT ACCOUNTING POLICIES
UBS Relationship Funds (formerly Brinson Relationship Funds) (the "Trust") is an open-end, management investment company registered under the Investment Company Act of 1940, as amended. The Trust currently offers shares of thirteen series representing separate portfolios of investments, each of which is non-diversified except for UBS U.S. Cash Management Prime Relationship Fund which is diversified. The thirteen series are: UBS Global Securities Relationship Fund, UBS U.S. Equity Relationship Fund, UBS U.S. Large Cap Equity Relationship Fund, UBS U.S. Value Equity Relationship Fund, UBS U.S. Small Cap Equity Relationship Fund, UBS International Equity Relationship Fund, UBS Emerging Markets Equity Relationship Fund, UBS U.S. Cash Management Prime Relationship Fund, UBS Short-Term Relationship Fund, UBS U.S. Bond Relationship Fund, UBS High Yield Relationship Fund, UBS Emerging Markets Debt Relationship Fund and UBS U.S. Securitized Mortgage Relationship Fund (formerly Brinson Global Securities Fund, Brinson U.S. Equity Fund, Brinson U.S. Large Capitalization Equity Fund, Brinson U.S. Value Equity Fund, Brinson U.S. Small Capitalization Equity Fund, Brinson International Equity Fund, Brinson Emerging Markets Equity Fund, Brinson U.S. Cash Management Prime Fund, Brinson Short-Term Fund, Brinson U.S. Bond Fund, Brinson High Yield Fund, Brinson Emerging Markets Debt Fund and Brinson Securitized Mortgage Relationship Fund) (each a "Fund," and collectively, the "Funds"). The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

The Trust issues its beneficial interests only in private placement transactions that do not involve a public offering within the meaning of Section 4(2) of the Securities Act of 1933, as amended ("Securities Act").

Only "accredited investors", as defined in Regulation D under the Securities Act, may invest in the Fund. Accredited investors include common or commingled trust funds, investment companies, registered broker-dealers, investment banks, commercial banks, corporations, group trusts and similar organizations.

A. INVESTMENT VALUATION: Securities for which market quotations are readily available are valued at the last available sales price on the exchange or market on which they are principally traded or, lacking any sales, at the last available bid price on the exchange or market on which such securities are principally traded. U.S. equity securities traded over-the-counter are valued at the most recent bid price. Investments in affiliated investment companies are valued at the daily closing net asset value of the respective fund. Debt securities are valued at the most recent bid price by using market quotations or independent pricing services. Securities for which market quotations are not readily available, including restricted securities which are subject to limitations on their sale, are valued at fair value as determined in good faith by or under the direction of the Trust's Board of Trustees.

Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Forward foreign currency contracts are valued daily using quoted forward exchange rates. Equity swap values are derived based on the values, or estimates of the values, of the applicable equity indices and foreign exchange rates underlying the contracts. Total return swaps are marked-to-market daily based upon quotations from market makers. Written options are marked-to-market daily based upon quotations from market makers. Short-term obligations with a maturity of 60 days or less are valued at amortized cost, which approximates market value.

B. FOREIGN CURRENCY TRANSLATION: Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the WM/Reuters closing spot rates as of 4:00 p.m. London time. Purchases and sales of portfolio securities, commitments under forward foreign currency contracts and income receipts are translated at the prevailing exchange rate on the date of each transaction. Realized and unrealized foreign exchange gains or losses on investments are included as a component of net realized and unrealized gain or loss on investments in the statements of operations.

C. INVESTMENT TRANSACTIONS: Investment transactions are accounted for on a trade date basis. Gains and losses on securities sold are determined on an identified cost basis.

D. INVESTMENT INCOME: Interest income, which includes amortization of premiums and accretion of discounts, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as the information becomes available.

E. DISTRIBUTIONS: With the exception of UBS U.S. Cash Management Prime Fund, none of the Funds currently intend to declare and pay dividends. For UBS U.S. Cash Management Prime Fund, net investment income dividends are declared daily and paid monthly. Net realized capital gains, if any, are distributed to shareholders annually or more frequently to maintain a net asset value of $1.00 per share. There is no assurance that UBS U.S. Cash Management Prime Relationship Fund will be able to maintain a net asset value of $1.00 per share.

F. FEDERAL INCOME TAXES: The Trust has received rulings from the Internal Revenue Service that each Fund will be treated as a separate partnership for federal income tax purposes. Income taxes are not provided for by the Funds because taxable income (loss) of each Fund is includable in the income tax returns of the investors. For tax purposes each component of the Fund's net assets are reported at the investor level; therefore, the Statements of Assets and Liabilities does not present the components of net assets.

G. PARTNERSHIP ALLOCATIONS: For federal income tax purposes, an investor's distributive share of each item of a Fund's income, gain, loss, deduction and credit will be determined by the Amended and Restated Agreement and Declaration of Trust (the "Trust Agreement") so long as the allocation has "substantial economic effect" within the meaning of the Internal Revenue Code (the "Code")
Section 704 and the regulations thereunder. The Trust has received rulings from the Internal Revenue Service that this allocation method has substantial economic effect.

H. USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimates.

I. EARNINGS CREDITS: The Funds have entered into an arrangement with their custodian whereby interest earned on uninvested cash balances was used to offset a portion of the Funds' expenses. This amount is reflected in the Funds' Statements of Operations.

2.   INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES
UBS Global Asset Management (Americas) Inc. (the "Advisor"), a registered investment advisor, manages the assets of the Trust pursuant to an Investment Advisory Agreement with the Trust (the "Advisory Agreement"). The Advisor does not receive any compensation under the Advisory Agreement for providing investment advisory services. With respect to UBS High Yield Relationship Fund, UBS Global Asset Management (NY) Inc., formerly known as Brinson Partners (New
York) Inc. (the "Sub-Advisor") is responsible for managing a portion of the Fund pursuant to a Sub-Investment Advisory Agreement (the "Sub-Advisory Agreement") with the Advisor. The Sub-Advisor does not receive any compensation under the Sub-Advisory Agreement for providing services to the Advisor. The Advisor has agreed to reimburse UBS U.S. Small Cap Equity Relationship Fund and UBS High Yield Relationship Fund for all operating expenses. The Advisor has agreed to reimburse the following Funds to the extent that total operating expenses exceed the following percentage of average daily net assets:

UBS Global Securities Relationship Fund                  0.05%
UBS U.S. Equity Relationship Fund                        0.01
UBS U.S. Large Cap Equity Relationship Fund              0.01
UBS U.S. Value Equity Relationship Fund                  0.01
UBS International Equity Relationship Fund               0.06
UBS Emerging Markets Equity Relationship Fund            0.50
UBS U.S. Cash Management Prime Relationship Fund         0.01
UBS Short-Term Relationship Fund                         0.05
UBS U.S. Bond Relationship Fund                          0.01
UBS Emerging Markets Debt Relationship Fund              0.50
UBS U.S. Securitized Mortgage Relationship Fund          0.10

Certain officers of the Funds are also officers and directors of the Advisor. All officers serve without compensation from the Funds. Trustees' fees paid to independent trustees were as follows:

UBS Global Securities Relationship Fund                  $3,390
UBS U.S. Equity Relationship Fund                         1,073
UBS U.S. Large Cap Equity Relationship Fund                 850
UBS U.S. Value Equity Relationship Fund                   1,015
UBS U.S. Small Cap Equity Relationship Fund               2,193
UBS International Equity Relationship Fund                1,105
UBS Emerging Markets Equity Relationship Fund             2,337
UBS U.S. Cash Management Prime Relationship Fund          1,699
UBS Short-Term Relationship Fund                          1,012
UBS U.S. Bond Relationship Fund                           1,368
UBS High Yield Relationship Fund                          2,348
UBS Emerging Markets Debt Relationship Fund               1,593
UBS U.S. Securitized Mortgage Relationship Fund           4,776

The Funds may invest in shares of certain affiliated investment companies also sponsored by the Advisor. These investments represented 22.76% of UBS Global Allocation Fund's total net assets at June 30, 2002. Amounts relating to those investments at June 30, 2002 are summarized as follow:

                                                                                      NET         CHANGE IN
                                                                        SALES       REALIZED    NET UNREALIZED
AFFILIATES                                           PURCHASES        PROCEEDS        GAIN           LOSS             VALUE
---------                                          -------------    ------------  -----------   --------------   -------------
UBS U.S. Small Cap Equity
   Relationship Fund                               $   3,600,000    $  3,000,000  $ 1,303,036   $     (454,607)  $  17,681,936
UBS High Yield Relationship Fund                      14,000,000      26,400,000      333,114       (1,714,044)     21,401,033
UBS Emerging Markets Equity Relationship Fund         14,546,000       7,092,000      763,062         (413,135)     41,197,329
UBS Emerging Markets Debt Relationship Fund            3,000,000      11,000,000    5,646,293       (4,927,560)     13,264,458
UBS Supplementary Trust U.S. Cash Prime
   Relationship Fund                                 246,098,382     230,876,647           --               --      35,406,892
                                                   -------------    ------------  -----------   --------------   -------------
                                                   $ 281,244,382    $278,368,647  $ 8,045,505   $   (7,509,346)  $ 128,951,648
                                                   =============    ============  ===========   ==============   =============

The following Funds invest in shares of UBS Supplementary Trust--U.S. Cash Management Prime Relationship Fund ("Supplementary Trust"). The Supplementary Trust is managed by the Advisor and is offered as a cash management option only to mutual funds and certain other accounts managed by the Advisor. Supplementary Trust pays no management fees. Distributions from Supplementary Trust are reflected as interest income on the Statements of Operations. Amounts relating to those investments at June 30, 2002 and for the six-months then ended are summarized as follows:

                                                                                                                        % OF
                                                                             SALES         INTEREST                      NET
FUND                                                     PURCHASES         PROCEEDS         INCOME         VALUE        VALUE
----                                                   ------------      ------------     ----------   -------------    -----
UBS Global Securities Relationship Fund                $246,098,382      $230,876,647     $  515,018   $  35,406,892    4.74%
UBS U.S. Equity Relationship Fund                         9,020,417         9,537,584         29,801       1,622,052    3.53%
UBS U.S. Large Cap Equity Relationship Fund               1,250,763         1,485,927          6,608         145,581    1.17%
UBS U.S. Value Equity Relationship Fund                  12,083,238        11,371,227         28,486       1,630,553    1.51%
UBS U.S. Small Cap Equity Relationship Fund              38,482,023        35,803,690        224,941      10,021,958    6.14%
UBS International Equity Relationship Fund               13,412,633        14,222,400         28,957          69,145    0.08%
UBS Emerging Markets Equity Relationship Fund           101,628,173       105,701,581        419,094      10,600,729    4.64%
UBS U.S. Cash Management Prime Relationship Fund        415,767,964       603,940,845      3,756,038     603,172,707     100%
UBS U.S. Bond Relationship Fund                          58,492,179        57,089,259         15,271       2,015,176    2.50%
UBS High Yield Relationship Fund                        142,752,965       148,584,926        184,152         468,466    0.41%
UBS Emerging Markets Debt Relationship Fund              40,229,616        39,547,379        196,905       5,541,446    5.12%
UBS Securitized Mortgage Relationship Fund              184,183,420       178,559,200         61,774      20,292,587    3.11%

The following Funds have incurred brokerage commissions with the affiliated broker dealers listed below. Amounts relating to those transactions for the six-months ended June 30, 2002, were as follows:

                                                  UBS
                                              WARBURG LLC
                                              -----------
UBS U.S. Equity Relationship Fund             $      4,123
UBS U.S. Value Equity Relationship Fund              3,550
UBS U.S. Large Cap Equity Relationship Fund          1,190

3.   INVESTMENT TRANSACTIONS
Investment transactions for the six-months ended June 30, 2002, excluding short-term investments, were as follows:

                                                                      SALES
FUND                                                 PURCHASES       PROCEEDS
                                                   -------------   -------------
UBS Global Securities Relationship Fund            $ 456,854,746   $ 268,223,034
UBS U.S. Equity Relationship Fund                     15,754,695      14,476,038
UBS U.S. Large Cap Equity Relationship Fund            3,727,062       3,398,429
UBS U.S. Value Equity Relationship Fund               19,951,501      26,734,226
UBS U.S. Small Cap Equity Relationship Fund           72,735,416     101,158,444
UBS International Equity Relationship Fund            48,346,054      18,226,936
UBS Emerging Markets Equity Relationship Fund         74,242,741     109,019,618
UBS U.S. Bond Relationship Fund                       84,866,265      42,918,173
UBS High Yield Relationship Fund                      65,262,122     162,370,337
UBS Emerging Markets Debt Relationship Fund           61,402,086      94,773,210
UBS U.S. Securitized Mortgage Relationship Fund      358,938,210     228,748,639

4.   SWAP CONTRACTS
Certain Funds may enter into swap contracts. Swaps often provide a less expensive, and in some cases, the only means of investing in certain emerging markets. In equity swaps, UBS Emerging Markets Equity Relationship Fund agrees to receive the return on the notional amount of the contract as if it were invested in the stocks comprising the contract index in exchange for an interest amount based on the notional amount of the agreement. In a total return swap, UBS Emerging Markets Debt Relationship Fund exchanges the return of one emerging markets bond for another emerging markets bond.

Fluctuations in the value of open swap contracts are recorded daily as net unrealized gains or losses. The Funds realize a gain or loss upon termination or reset of the contracts. The Statements of Operations reflect net realized and net unrealized gains and losses on these contracts. Amounts receivable or payable related to terminated or reset swap contracts, if any, are reflected as receivable or payable for swap contracts closed on the statements of assets and liabilities.

Credit risk may arise as a result of the failure of the swap counterparty to comply with the terms of the swap contract. The Funds consider the creditworthiness of each counterparty to a swap contract in evaluating potential credit risk. The credit risk to the Funds is limited to the net unrealized gain by the counterparty, if any, on the swap contracts. Additionally, risks may arise from unanticipated movements in interest rates, foreign exchange rates or in the value of the underlying indices.

At June 30, 2002, UBS Emerging Markets Equity Relationship Fund and UBS Emerging Markets Debt Relationship Fund had open equity swap and total return swap contracts, respectively, with a limited number of international dealers. The Fund had short-term investments segregated with its custodian equal to, or in excess of, the notional amount of the open equity swap contracts.

5.   FORWARD FOREIGN CURRENCY CONTRACTS
Certain Funds may enter into forward foreign currency contracts. During the period ended June 30, 2002, UBS Global Securities Relationship Fund, UBS International Equity Relationship Fund and UBS Emerging Markets Debt Relationship Fund engaged in portfolio hedging with respect to changes in currency exchange rates by entering into forward foreign currency contracts to purchase or sell currencies. Forward foreign currency contracts are also used to achieve currency allocation strategies. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Risks associated with such contracts include movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform.

The unrealized gain, if any, represents the credit risk to the Funds on a forward foreign currency contract. Fluctuations in the value of forward foreign currency contracts are recorded daily as net unrealized gains or losses. The Funds realize a gain or loss upon settlement of the contracts. The Statements of Operations reflect net realized and net unrealized gains and losses on these contracts. The counterparty to all forward foreign currency contracts during the period ended June 30, 2002, was the Funds' custodian.

6.   FUTURES CONTRACTS
The Funds may purchase or sell exchange-traded futures contracts, which are contracts that obligate the Funds to make or take delivery of a financial instrument or the cash value of a securities index at a specified future date at a specified price. The Funds enter into such contracts to hedge a portion of their portfolio or to equitize cash. Risks of entering into futures contracts include the possibility that there may be an illiquid market or that a change in the value of the contract may not correlate with changes in the value of the underlying securities. Upon entering into a futures contract, the Funds are required to deposit either cash or securities (initial margin). Subsequent payments (variation margin) are made or received by the Funds, generally on a daily basis. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains or losses. The Funds recognize a realized gain or loss when the contract is closed or expires. The Statements of Operations reflect net realized and net unrealized gains and losses on these contracts.

7.   OPTIONS WRITTEN
The Funds may use options contracts to manage their exposure. Writing put options may tend to increase a Fund's exposure to the underlying instrument. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparties do not perform under the contracts' terms. During the year ended June 30, 2002, the Funds had no option transactions.

8.   SECURITY LENDING
The Funds may lend portfolio securities to broker-dealers and financial institutions. UBS Global Securities Relationship Fund loaned securities to certain brokers, with the Fund's custodian acting as the Fund's lending agent. The Fund earned negotiated lenders' fees, which are included in securities lending-net in the statements of operations. The Fund receives cash and securities as collateral against the loaned securities. The Fund monitors the market value of securities loaned on a daily basis and initially requires collateral against the loaned securities in an amount at least equal to 102% of the value of domestic securities loaned and 105% of the value of foreign securities loaned. The cash collateral received is invested in short-term securities and is included in the schedule of investments. The securities received as collateral are reflected in the Statements of Assets and Liabilities. The value of loaned securities and related collateral outstanding at June 30, 2002, were as follows:

                                                            COLLATERAL     MARKET VALUE OF
                                          MARKET VALUE OF       FOR          INVESTMENTS
                                              LOANED        SECURITIES   OF CASH COLLATERAL
                                            SECURITIES        LOANED          RECEIVED
                                          ---------------  ------------  ------------------
UBS Global Securities Relationship Fund   $    37,198,056  $ 38,282,420  $       38,282,431
                                          ===============  ============  ==================

9.   TRANSACTION CHARGES
Investors in UBS Emerging Markets Equity Relationship Fund and UBS Emerging Markets Debt Relationship Fund are subject to a transaction charge equal to 1.50% and 0.50%, respectively, of the Fund's offering price on Fund share purchases.

Therefore, the shares of each of these Funds are sold at a price which is equal to the net asset value of such shares, plus a transaction charge. The transaction charge is retained by the Funds and is intended to defray transaction costs associated with the purchase and sale of securities within the Funds. Investors in UBS Emerging Markets Equity Relationship Fund are also subject to a transaction charge equal to 1.50% of the Fund's offering price on Fund share redemptions. Transaction charges received by UBS Emerging Markets Equity Relationship Fund were $2,028,893 and $2,387,800 and UBS Emerging Markets Debt Relationship Fund were $1,166,054 and $300,492 for the six-months ended June 30, 2002 and the year ended December 31, 2001, respectively, and are included in shares sold on the Statements of Changes in Net Assets.

TRUSTEE INFORMATION (UNAUDITED)

The Trust is a Delaware business trust. Under Delaware law, the Board has overall responsibility for managing the business and affairs of the Trust, including general supervision and review of its investment activities. The Trustees elect the officers of the Trust, who are responsible for administering the day-to-day operations of the Trust and the Funds.

The table below shows, for each Trustee, his or her name, address and age, the position held with the Trust, the length of time served as a Trustee of the Trust, the Trustee's principal occupations during the last five years, the number of funds in the UBS Family of Funds overseen by the Trustee, and other directorships held by such Trustee.

The Fund's Statement of Additional Information contains additional information about the Trustees and is available, without charge, upon request, by calling 1-800-647-1568.

NON-INTERESTED TRUSTEES

                                                                           NUMBER OF
                                                                           PORTFOLIOS
                       POSITION                                             IN FUND
                      HELD/TERM/                                            COMPLEX              OTHER
  NAME, ADDRESS,         TIME         PRINCIPAL OCCUPATION(S) DURING      OVERSEEN BY        DIRECTORSHIPS
     AND AGE           SERVED(1)              PAST 5 YEARS                 TRUSTEE(2)       HELD BY TRUSTEE
-------------------  -------------  ------------------------------------ --------------  ---------------------
Walter E. Auch       Trustee        Retired; prior thereto, Chairman and 39 portfolios   Trustee, Advisors
6001 N. 62nd Place   since 1994     CEO of Chicago Board of Options      in two          Series Trust since
Paradise Valley, AZ                 Exchange 1979-1986. Trustee, UBS     registered      1997 (16 portfolios);
85253                               Supplementary Trust since 1997.      investment      Trustee, Smith
Age: 81                                                                  companies       Barney Fund
                                                                         advised by the  Complex since 1992
                                                                         Advisor.         (27 portfolios);
                                                                                         Trustee Nicholas
                                                                                         Applegate
                                                                                         Institutional Funds
                                                                                         since 1992 (19
                                                                                         portfolios); Trustee
                                                                                         Banyan Strategic
                                                                                         Realty Trust since
                                                                                         1998; Director,
                                                                                         Express America
                                                                                         Holdings Corp. since
                                                                                         1992; and Director,
                                                                                         Semele Group Inc.
                                                                                         since 1987.

Frank K. Reilly      Chairman       Professor, University of Notre Dame  39 portfolios   Director, Discover
College of Business  and Trustee    since 1982; Trustee, UBS             in two          Bank since 1993;
Administration       since 1994     Supplementary Trust since 1997; and  registered      Director Morgan
University of                       Director, Battery Park Funds Inc.    investment      Stanley Trust, FSB
Notre Dame                          (1995-2001).                         companies       since 1996; and
Notre Dame, IN                                                           advised by the  Director, MIBCO
46556-0399                                                               Advisor and     Inc. since 1993.
Age: 66                                                                  one portfolio
                                                                         in UBS
                                                                         Supplementary
                                                                         Trust.

                                       81

                                                                           NUMBER OF
                                                                           PORTFOLIOS
                       POSITION                                             IN FUND
                      HELD/TERM/                                            COMPLEX              OTHER
  NAME, ADDRESS,         TIME         PRINCIPAL OCCUPATION(S) DURING      OVERSEEN BY        DIRECTORSHIPS
     AND AGE           SERVED(1)              PAST 5 YEARS                 TRUSTEE(2)       HELD BY TRUSTEE
-------------------  -------------  ------------------------------------ --------------  ---------------------
Edward M. Roob       Trustee since  Retired; prior thereto, Senior Vice  39 portfolios   Trustee, CCM Fund
841 Woodbine Lane    1994           President, Daiwa Securities America  in two          Complex since 2001
Northbrook, IL                      Inc. 1986-1993; Trustee, UBS         registered      (9 portfolios).
60002                               Supplementary Trust since 1997;      investment
Age: 67                             Director, UBS Global Asset           companies
                                    Management Trust Company since       advised by the
                                    1993; and Committee Member,          Advisor and
                                    Chicago Stock Exchange 1993-1999.    one portfolio
                                                                         in UBS
                                                                         Supplementary
                                                                         Trust.

INTERESTED TRUSTEE

Brian M. Storms+**   Trustee and    Chief Executive Officer since July   39 portfolios   None
Age: 47              President      2002, Director and President of UBS  in two
                     since 2001     Global AM since March 1999.          registered
                                    Director, President and Chief        investment
                                    Executive Officer of the Advisor     companies
                                    since July 2002. Director, President advised by the
                                    and Chief Executive Officer of UBS   Advisor and one
                                    Global Asset Management (New York)   portfolio in UBS
                                    Inc., since July 2002. Chief         Supplementary
                                    Executive Officer of UBS Global AM   Trust.
                                    (October 2000 - September 2001);
                                    Chief Operating Officer of the
                                    Advisor, UBS Global AM (New York)
                                    and UBS Global AM (US) (September
                                    2001 - July 2002); President,
                                    Prudential Investments (1996-1999);
                                    and Managing Director, Fidelity
                                    Investments (prior to 1996).
                                    Trustee, UBS Supplementary Trust
                                    since 2001. Mr.Storms is president
                                    of 22 other investment companies
                                    (consisting of 43 portfolios) for
                                    which UBS Global AM, the Advisor,
                                    UBS PaineWebber or one of their
                                    affiliates serves as an investment
                                    advisor, sub-advisor or manager.

                                       82

OFFICERS

                          POSITION
                         HELD/TERM/
    NAME, ADDRESS,          TIME
      AND AGE              SERVED(1)                    PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
----------------------  -------------  --------------------------------------------------------------------------------
Amy R.                  Vice           Ms.Doberman is a Managing Director and general counsel of UBS Global AM.
Doberman**; 40          President      From December 1997 through July 2000,she was general counsel of Aeltus
                        and            Investment Management, Inc. Prior to working at Aeltus, Ms. Doberman was
                        Secretary      assistant chief counsel of the SEC's Division of Investment Management. Ms.
                        since 2001     Doberman is vice president and secretary of UBS Supplementary Trust and a vice president and secretary of 24 investment companies (consisting of 82 portfolios)
                                       for which UBS Global AM, UBS Global Asset Management (Americas) Inc. ("UBS
                                       Global AM (Americas)"), UBS PaineWebber or one of their affiliates serves as investment advisor, sub-advisor or manager.

David E. Floyd*; 33     Assistant      Mr.Floyd is a Director of UBS Global Asset Management (Americas) Inc. (since
                        Secretary      2000). He was formerly an Associate Director of UBS Global Asset Management
                        since 1998     (Americas) Inc. 1998-2000 and an Associate of UBS Global Asset Management
                                       (Americas) Inc. 1994-1998; Trust Officer of UBS Global Asset Management Trust
                                       Company since 2000; and Assistant Trust Officer of UBS Global Asset Management
                                       Trust Company 1993-2000. Mr. Floyd is an Assistant Secretary of UBS
                                       Supplementary Trust and two investment companies (consisting of 39 portfolios)
                                       for which UBS Global Asset Management (Americas), UBS Global Asset Management
                                       (US) or one of their affiliates serves as investment advisor, sub-advisor or manager.

David M.                Vice           Mr.Goldenberg is an Executive Director and deputy general counsel of UBS Global
Goldenberg**, 36        President      AM. From 2000-2002 he was director, legal affairs at Lazard Asset Management.
                        and Assistant  Mr.Goldenberg was global director of compliance for SSB Citi Asset Management
                        Secretary      Group from 1998-2000. He was associate general counsel at Smith Barney Asset
                        Since 2002     Management from 1996-1998. Prior to working at Smith Barney Asset Management,
                                       Mr.Goldenberg was branch chief and senior counsel of the SEC Division of
                                       Investment Management. Mr.Goldenberg is vice president and assistant secretary of UBS Supplementary Trust and a vice president and assistant secretary of 24 investment companies (consisting of 82 portfolios) for which UBS Global AM, UBS
                                       Global AM (Americas), UBS PaineWebber or one of their affiliates serves as investment advisor, sub-advisor or manager.

Mark F. Kemper*; 44     Assistant      Mr.Kemper is an Executive Director of UBS Global Asset Management (Americas)
                        Secretary      since 2001. He was Director of UBS Global Asset Management (Americas) 1997-2000;
                        since 1999     Partner of UBS Global Asset Management (Americas) 1993-1996; Secretary of UBS
                                       Global Asset Management (Americas) since 1999; Assistant Secretary of UBS Global
                                       Asset Management (Americas) 1993-1999; Assistant Secretary of UBS Global Asset
                                       Management Trust Company since 1993. Secretary of UBS Global Asset Management
                                       (New York) since 1998 and Assistant Secretary, Brinson Holdings, Inc. 1993-1998.
                                       Mr. Kemper is an Assistant Secretary of UBS Supplementary Trust and of two
                                       investment companies (consisting of 39 portfolios) for which UBS Global Asset
                                       Management (Americas), UBS Global Asset Management (US) or one of their affiliates serves as investment advisor, sub-advisor or manager.

                                       83

                          POSITION
                         HELD/TERM/
    NAME, ADDRESS,          TIME
      AND AGE              SERVED(1)                    PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
----------------------  -------------  --------------------------------------------------------------------------------
Joseph T. Malone**; 34  Assistant      Mr.Malone is a Director and a senior manager of the mutual fund finance
                        Treasurer      department of UBS Global AM. From August 2000 through June 2001, he was the
                        since 2001     controller at AEA Investors Inc. From March 1998 to August 2000, Mr.Malone was
                                       a manager within investment management services of PricewaterhouseCoopers LLC.
                                       Prior to March 1998, he was a vice president of the mutual fund services group of Bankers Trust & Co. Mr. Malone is an assistant treasurer of UBS Supplementary
                                       Trust and of two investment companies (consisting of 39 portfolios) for which
                                       UBS Global AM (Americas), UBS Global AM, UBS PaineWebber or one of their affiliates serves as investment advisor, sub-advisor or manager.

Paul H. Schubert**; 39  Treasurer      Mr.Schubert is an Executive Director and Head of the Mutual Fund Finance
                        and Principal  department of UBS Global AM. Mr. Schubert is treasurer and principal accounting
                        Accounting     officer of UBS Supplementary Trust and of two investment companies (consisting
                        Officer since  of 39 portfolios) and a vice president and treasurer of 22 investment companies
                        2001           (consisting of 43 portfolios) for which UBS Global AM, UBS Global AM (Americas),
                                       UBS PaineWebber or one of their affiliates serves as investment advisor, sub-advisor or manager.

(1)  Each Trustee holds office for an indefinite term.

(2) Messrs. Reilly and Roob also serve on the Board of Directors of Fort Dearborn Income Securities, Inc.

  * This person's business address is UBS Global Asset Management (Americas) Inc., One North Wacker Drive, Chicago, IL 60606-1295.

 ** This person's business address is UBS Global Asset Management (US) Inc., 51 West 52nd Street, New York, NY 10019-6114.

  + Mr. Storms is an "interested person" of the Trust, as that term is defined in the Investment Company Act by virtue of his positions with the Advisor, UBS Global AM and/or UBS PaineWebber.

                   SPECIAL MEETING OF SHAREHOLDERS (UNAUDITED)

VOTING RESULTS OF SPECIAL MEETING OF SHAREHOLDERS

Set forth below are the voting results of the proposals that were submitted to a vote of shareholders of the UBS Global Securities Relationship Fund, the UBS U.S. Equity Relationship Fund, the UBS U.S. Value Equity Relationship Fund, the UBS U.S. Large Cap Equity Relationship Fund, the UBS U.S. Small Cap Equity Relationship Fund, the UBS International Equity Relationship Fund, the UBS U.S. Cash Management Prime Relationship Fund, the UBS Short-Term Relationship Fund, the UBS U.S. Bond Relationship Fund, the UBS High Yield Relationship Fund, the UBS Emerging Markets Debt Relationship Fund, the UBS U.S. Securitized Mortgage Relationship Fund, the UBS Defensive High Yield Relationship Fund and UBS Emerging Markets Equity Relationship Fund, as applicable (each a "Fund" and collectively, the "Funds"), each a series of UBS Relationship Funds (the "Trust") at a special meeting of shareholders held on June 28, 2002 (the "Meeting").

PROPOSAL NO. 1- TO ELECT FOUR TRUSTEES TO THE BOARD OF TRUSTEES.
PROPOSAL NO. 1.01- WALTER E. AUCH, TRUSTEE

                                                        FOR         AGAINST      ABSTAIN      BNV
                                                    -----------   ----------   -----------   -----
UBS Global Securities Relationship Fund              18,124,211           --            --      --
UBS U.S. Equity Relationship Fund                            --           --            --      --
UBS U.S. Value Equity Relationship Fund               9,037,895           --            --      --
UBS U.S. Large Cap Equity Relationship Fund           1,357,442           --            --      --
UBS U.S. Small Cap Equity Relationship Fund           6,878,584           --            --      --
UBS International Equity Relationship Fund            3,054,640           --            --      --
UBS Emerging Markets Equity Relationship Fund        21,322,719           --            --      --
UBS U.S. Cash Management Prime Relationship Fund    646,465,952           --            --      --
UBS Short-Term Relationship Fund                      2,850,331           --            --      --
UBS U.S. Bond Relationship Fund                       2,277,271           --            --      --
UBS High Yield Relationship Fund                     15,255,617      206,972            --      --
UBS Emerging Markets Debt Relationship Fund           3,622,313           --            --      --
UBS U.S. Securitized Mortgage Relationship Fund      55,824,381           --            --      --
UBS Defensive High Yield Relationship Fund                    1           --            --      --

PROPOSAL NO. 1.02- FRANK K. REILLY, TRUSTEE

                                                        FOR         AGAINST      ABSTAIN      BNV
                                                    -----------   ----------   -----------   -----
UBS Global Securities Relationship Fund              18,124,211           --            --      --
UBS U.S. Equity Relationship Fund                            --           --            --      --
UBS U.S. Value Equity Relationship Fund               9,037,895           --            --      --
UBS U.S. Large Cap Equity Relationship Fund           1,357,442           --            --      --
UBS U.S. Small Cap Equity Relationship Fund           6,878,584           --            --      --
UBS International Equity Relationship Fund            3,054,640           --            --      --
UBS Emerging Markets Equity Relationship Fund        21,322,719           --            --      --
UBS U.S. Cash Management Prime Relationship Fund    646,465,952           --            --      --
UBS Short-Term Relationship Fund                      2,850,331           --            --      --
UBS U.S. Bond Relationship Fund                       2,277,271           --            --      --
UBS High Yield Relationship Fund                     15,255,617      206,972            --      --
UBS Emerging Markets Debt Relationship Fund           3,622,313           --            --      --
UBS U.S. Securitized Mortgage Relationship Fund      55,824,381           --            --      --
UBS Defensive High Yield Relationship Fund                    1           --            --      --

PROPOSAL NO. 1.03- EDWARD M. ROOB, TRUSTEE

                                                        FOR         AGAINST      ABSTAIN      BNV
                                                    -----------   ----------   -----------   -----
UBS Global Securities Relationship Fund              18,124,211           --            --      --
UBS U.S. Equity Relationship Fund                            --           --            --      --
UBS U.S. Value Equity Relationship Fund               9,037,895           --            --      --
UBS U.S. Large Cap Equity Relationship Fund           1,357,442           --            --      --
UBS U.S. Small Cap Equity Relationship Fund           6,878,584           --            --      --
UBS International Equity Relationship Fund            3,054,640           --            --      --
UBS Emerging Markets Equity Relationship Fund        21,322,719           --            --      --
UBS U.S. Cash Management Prime Relationship Fund    646,465,952           --            --      --
UBS Short-Term Relationship Fund                      2,850,331           --            --      --
UBS U.S. Bond Relationship Fund                       2,277,271           --            --      --
UBS High Yield Relationship Fund                     15,255,617      206,972            --      --
UBS Emerging Markets Debt Relationship Fund           3,622,313           --            --      --
UBS U.S. Securitized Mortgage Relationship Fund      55,824,381           --            --      --
UBS Defensive High Yield Relationship Fund                    1           --            --      --

PROPOSAL NO. 1.04- BRIAN M. STORMS, TRUSTEE

                                                        FOR         AGAINST      ABSTAIN      BNV
                                                    -----------   ----------   -----------   -----
UBS Global Securities Relationship Fund              18,124,211           --            --      --
UBS U.S. Equity Relationship Fund                            --           --            --      --
UBS U.S. Value Equity Relationship Fund               9,037,895           --            --      --
UBS U.S. Large Cap Equity Relationship Fund           1,357,442           --            --      --
UBS U.S. Small Cap Equity Relationship Fund           6,878,584           --            --      --
UBS International Equity Relationship Fund            3,054,640           --            --      --
UBS Emerging Markets Equity Relationship Fund        21,322,719           --            --      --
UBS U.S. Cash Management Prime Relationship Fund    646,465,952           --            --      --
UBS Short-Term Relationship Fund                      2,850,331           --            --      --
UBS U.S. Bond Relationship Fund                       2,277,271           --            --      --
UBS High Yield Relationship Fund                     15,255,617      206,972            --      --
UBS Emerging Markets Debt Relationship Fund           3,622,313           --            --      --
UBS U.S. Securitized Mortgage Relationship Fund      55,824,381           --            --      --
UBS Defensive High Yield Relationship Fund                    1           --            --      --

PROPOSAL NO. 2- APPROVE A NEW INVESTMENT ADVISORY AGREEMENT FOR THE FUND.

                                                        FOR         AGAINST      ABSTAIN      BNV
                                                    -----------   ----------   -----------   -----
UBS Global Securities Relationship Fund              18,124,211           --            --      --
UBS U.S. Equity Relationship Fund*                           --           --            --      --
UBS U.S. Value Equity Relationship Fund               9,037,895           --            --      --
UBS U.S. Large Cap Equity Relationship Fund           1,357,442           --            --      --
UBS U.S. Small Cap Equity Relationship Fund           6,878,584           --            --      --
UBS International Equity Relationship Fund*           3,054,640           --            --      --
UBS Emerging Markets Equity Relationship Fund        21,322,719           --            --      --
UBS Short-Term Relationship Fund                      2,850,331           --            --      --
UBS U.S. Bond Relationship Fund                       2,277,271           --            --      --
UBS Emerging Markets Debt Relationship Fund           3,622,313           --            --      --

PROPOSAL NO. 3a- TO AMEND THE FUND'S FUNDAMENTAL INVESTMENT RESTRICTION. REGARDING BORROWING

                                                        FOR         AGAINST      ABSTAIN      BNV
                                                    -----------   ----------   -----------   -----
UBS Global Securities Relationship Fund              18,124,211           --            --      --
UBS U.S. Equity Relationship Fund*                           --           --            --      --
UBS U.S. Value Equity Relationship Fund               9,037,895           --            --      --
UBS U.S. Large Cap Equity Relationship Fund           1,357,442           --            --      --
UBS U.S. Small Cap Equity Relationship Fund           6,878,584           --            --      --
UBS International Equity Relationship Fund*                   1    3,054,639            --      --
UBS Emerging Markets Equity Relationship Fund        21,322,719           --            --      --
UBS U.S. Cash Management Prime Relationship Fund    646,348,879           --       117,073      --
UBS Short-Term Relationship Fund                      2,850,331           --            --      --
UBS U.S. Bond Relationship Fund                       2,048,672      228,599            --      --
UBS Emerging Markets Debt Relationship Fund           3,622,313           --            --      --

PROPOSAL NO. 3b- TO AMEND THE FUND'S FUNDAMENTAL RESTRICTION REGARDING UNDERWRITING SECURITIES.

                                                        FOR         AGAINST      ABSTAIN      BNV
                                                   ------------   ----------   -----------   -----
UBS Global Securities Relationship Fund              18,124,211           --            --      --
UBS U.S. Equity Relationship Fund*                           --           --            --      --
UBS U.S. Value Equity Relationship Fund               9,037,895           --            --      --
UBS U.S. Large Cap Equity Relationship Fund           1,357,442           --            --      --
UBS U.S. Small Cap Equity Relationship Fund           6,878,584           --            --      --
UBS International Equity Relationship Fund*           3,054,640           --            --      --
UBS Emerging Markets Equity Relationship Fund        21,322,719           --            --      --
UBS U.S. Cash Management Prime Relationship Fund    646,348,879           --       117,073      --
UBS Short-Term Relationship Fund                      2,850,331           --            --      --
UBS U.S. Bond Relationship Fund                       2,277,271           --            --      --
UBS Emerging Markets Debt Relationship Fund           3,622,313           --            --      --

PROPOSAL NO. 3c- TO AMEND THE FUND'S FUNDAMENTAL RESTRICTION REGARDING LENDING.

                                                        FOR         AGAINST      ABSTAIN      BNV
                                                    -----------   ----------   -----------   -----
UBS Global Securities Relationship Fund              18,124,211           --            --      --
UBS U.S. Equity Relationship Fund*                           --           --            --      --
UBS U.S. Value Equity Relationship Fund               9,037,895           --            --      --
UBS U.S. Large Cap Equity Relationship Fund           1,357,442           --            --      --
UBS U.S. Small Cap Equity Relationship Fund           6,878,584           --            --      --
UBS International Equity Relationship Fund*                   1    3,054,639            --      --
UBS Emerging Markets Equity Relationship Fund        21,322,719           --            --      --
UBS U.S. Cash Management Prime Relationship Fund    646,348,879           --       117,073      --
UBS Short-Term Relationship Fund                      2,850,331           --            --      --
UBS U.S. Bond Relationship Fund                       2,048,672      228,599            --      --
UBS Emerging Markets Debt Relationship Fund           3,622,313           --            --      --

PROPOSAL NO. 3d- TO AMEND THE FUND'S FUNDAMENTAL RESTRICTION REGARDING INVESTMENTS IN REAL ESTATE.

                                                        FOR         AGAINST      ABSTAIN      BNV
                                                    -----------   ----------   -----------   -----
UBS Global Securities Relationship Fund              18,124,211           --            --      --
UBS U.S. Equity Relationship Fund*                           --           --            --      --
UBS U.S. Value Equity Relationship Fund               9,037,895           --            --      --
UBS U.S. Large Cap Equity Relationship Fund           1,357,442           --            --      --
UBS U.S. Small Cap Equity Relationship Fund           6,878,584           --            --      --
UBS International Equity Relationship Fund*                   1    3,054,639            --      --
UBS Emerging Markets Equity Relationship Fund        21,322,719           --            --      --
UBS U.S. Cash Management Prime Relationship Fund    646,348,879           --       117,073      --
UBS Short-Term Relationship Fund                      2,850,331           --            --      --
UBS U.S. Bond Relationship Fund                       2,048,672      228,599            --      --
UBS Emerging Markets Debt Relationship Fund           3,622,313           --            --      --

PROPOSAL NO. 3e- TO AMEND THE FUND'S FUNDAMENTAL RESTRICTION REGARDING INVESTMENTS IN COMMODITIES.

                                                        FOR         AGAINST      ABSTAIN      BNV
                                                    -----------   ----------   -----------   -----
UBS Global Securities Relationship Fund              18,124,211           --            --      --
UBS U.S. Equity Relationship Fund*                           --           --            --      --
UBS U.S. Value Equity Relationship Fund               9,037,895           --            --      --
UBS U.S. Large Cap Equity Relationship Fund           1,357,442           --            --      --
UBS U.S. Small Cap Equity Relationship Fund           6,878,584           --            --      --
UBS International Equity Relationship Fund*           3,054,640           --            --      --
UBS Emerging Markets Equity Relationship Fund        21,322,719           --            --      --
UBS U.S. Cash Management Prime Relationship Fund    646,348,879           --       117,073      --
UBS Short-Term Relationship Fund                      2,850,331           --            --      --
UBS U.S. Bond Relationship Fund**                            --    2,277,271            --      --
UBS Emerging Markets Debt Relationship Fund           3,622,313           --            --      --

PROPOSAL NO. 3f- TO AMEND THE FUND'S FUNDAMENTAL RESTRICTION REGARDING ISSUING SENIOR SECURITIES AND MAKING SHORT SALES.

                                                        FOR         AGAINST      ABSTAIN      BNV
                                                   ------------   ----------   -----------   -----
UBS Global Securities Relationship Fund              18,124,211           --            --      --
UBS U.S. Equity Relationship Fund*                           --           --            --      --
UBS U.S. Value Equity Relationship Fund               9,037,895           --            --      --
UBS U.S. Large Cap Equity Relationship Fund           1,357,442           --            --      --
UBS U.S. Small Cap Equity Relationship Fund           6,878,584           --            --      --
UBS International Equity Relationship Fund*                   1    3,054,639            --      --
UBS Emerging Markets Equity Relationship Fund        21,322,719           --            --      --
UBS U.S. Cash Management Prime Relationship Fund    646,348,879           --       117,073      --
UBS Short-Term Relationship Fund                      2,850,331           --            --      --
UBS U.S. Bond Relationship Fund**                            --    2,277,271            --      --
UBS Emerging Markets Debt Relationship Fund           3,622,313           --            --      --

PROPOSAL NO. 3g- TO AMEND THE FUND'S FUNDAMENTAL RESTRICTION REGARDING INDUSTRY CONCENTRATION.

                                                        FOR         AGAINST      ABSTAIN      BNV
                                                    -----------   ----------   -----------   -----
UBS Global Securities Relationship Fund              18,124,211           --            --      --
UBS U.S. Equity Relationship Fund*                           --           --            --      --
UBS U.S. Value Equity Relationship Fund               9,037,895           --            --      --
UBS U.S. Large Cap Equity Relationship Fund           1,357,442           --            --      --
UBS U.S. Small Cap Equity Relationship Fund           6,878,584           --            --      --
UBS International Equity Relationship Fund*           3,054,640           --            --      --
UBS Emerging Markets Equity Relationship Fund        21,322,719           --            --      --
UBS U.S. Cash Management Prime Relationship Fund    646,348,879           --       117,073      --
UBS Short-Term Relationship Fund                      2,850,331           --            --      --
UBS U.S. Bond Relationship Fund                       2,048,672      228,599            --      --
UBS Emerging Markets Debt Relationship Fund           3,622,313           --            --      --

PROPOSAL NO. 4a- TO ELIMINATE THE FUND'S FUNDAMENTAL INVESTMENT RESTRICTION REGARDING INVESTING FOR CONTROL OR MANAGEMENT.

                                                        FOR         AGAINST      ABSTAIN      BNV
                                                    -----------   ----------   -----------   -----
UBS Global Securities Relationship Fund              18,124,211           --            --      --
UBS U.S. Equity Relationship Fund*                           --           --            --      --
UBS U.S. Value Equity Relationship Fund               9,037,895           --            --      --
UBS U.S. Large Cap Equity Relationship Fund           1,357,442           --            --      --
UBS U.S. Small Cap Equity Relationship Fund           6,878,584           --            --      --
UBS International Equity Relationship Fund*           3,054,640           --            --      --
UBS Emerging Markets Equity Relationship Fund        21,322,719           --            --      --
UBS U.S. Cash Management Prime Relationship Fund    646,348,879           --       117,073      --
UBS Short-Term Relationship Fund                      2,850,331           --            --      --
UBS U.S. Bond Relationship Fund                       2,048,672      228,599            --      --
UBS Emerging Markets Debt Relationship Fund           3,622,313           --            --      --

PROPOSAL NO. 4b- TO ELIMINATE THE FUND'S FUNDAMENTAL INVESTMENT RESTRICTION REGARDING PURCHASING SECURITIES ON MARGIN.

                                                        FOR         AGAINST      ABSTAIN      BNV
                                                    -----------   ----------   -----------   -----
UBS Global Securities Relationship Fund              18,124,211           --            --      --
UBS U.S. Equity Relationship Fund*                           --           --            --      --
UBS U.S. Value Equity Relationship Fund               9,037,895           --            --      --
UBS U.S. Large Cap Equity Relationship Fund           1,357,442           --            --      --
UBS U.S. Small Cap Equity Relationship Fund           6,878,584           --            --      --
UBS International Equity Relationship Fund*                   1    3,054,639            --      --
UBS Emerging Markets Equity Relationship Fund        21,322,719           --            --      --
UBS U.S. Cash Management Prime Relationship Fund    646,348,879           --       117,073      --
UBS Short-Term Relationship Fund                      2,850,331           --            --      --
UBS U.S. Bond Relationship Fund**                            --    2,277,271            --      --
UBS Emerging Markets Debt Relationship Fund           3,622,313           --            --      --

PROPOSAL NO. 4c- TO ELIMINATE THE FUND'S FUNDAMENTAL INVESTMENT RESTRICTION REGARDING INVESTMENTS IN OTHER INVESTMENT COMPANIES.

                                                        FOR         AGAINST      ABSTAIN      BNV
                                                    -----------   ----------   -----------   -----
UBS Global Securities Relationship Fund              18,124,211           --            --      --
UBS U.S. Equity Relationship Fund*                           --           --            --      --
UBS U.S. Value Equity Relationship Fund               9,037,895           --            --      --
UBS U.S. Large Cap Equity Relationship Fund           1,357,442           --            --      --
UBS U.S. Small Cap Equity Relationship Fund           6,878,584           --            --      --
UBS International Equity Relationship Fund*                   1    3,054,639            --      --
UBS Emerging Markets Equity Relationship Fund        21,322,719           --            --      --
UBS U.S. Cash Management Prime Relationship Fund    646,348,879           --       117,073      --
UBS Short-Term Relationship Fund                      2,850,331           --            --      --
UBS U.S. Bond Relationship Fund                       2,048,672      228,599            --      --
UBS Emerging Markets Debt Relationship Fund           3,622,313           --            --      --

PROPOSAL NO. 4d- TO ELIMINATE THE FUND'S FUNDAMENTAL INVESTMENT RESTRICTION REGARDING OIL, GAS, AND/OR MINERAL EXPLORATION OR DEVELOPMENT PROGRAMS OR LEASES.

                                                        FOR         AGAINST      ABSTAIN      BNV
                                                    -----------   ----------    ----------   -----
UBS Global Securities Relationship Fund              18,124,211           --            --      --
UBS U.S. Equity Relationship Fund*                           --           --            --      --
UBS U.S. Value Equity Relationship Fund               9,037,895           --            --      --
UBS U.S. Large Cap Equity Relationship Fund           1,357,442           --            --      --
UBS U.S. Small Cap Equity Relationship Fund           6,878,584           --            --      --
UBS International Equity Relationship Fund*                   1    3,054,639            --      --
UBS Emerging Markets Equity Relationship Fund        21,322,719           --            --      --
UBS U.S. Cash Management Prime Relationship Fund    646,348,879           --    117,073.00      --
UBS Short-Term Relationship Fund                      2,850,331           --            --      --
UBS U.S. Bond Relationship Fund**                            --    2,277,271            --      --
UBS Emerging Markets Debt Relationship Fund           3,622,313           --            --      --

 * Quorum not obtained

** Required vote not obtained to approve this proposal